FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
Separate Account VA BNY
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of Separate Account VA BNY
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA BNY (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 100 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 40 Initial Class (1)
AB Relative Value Class B Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
American Funds - International Class 2 Shares (1)	TA BlackRock Real Estate Securities Service Class (1)
American Funds - International Class 4 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - New World Class 4 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
Columbia - Acorn International (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
Columbia – Acorn (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)
Dimensional VA Equity Allocation (1)	TA International Focus Initial Class (1)
Dimensional VA Global Bond (1)	TA International Focus Service Class (1)
Dimensional VA Global Moderate Allocation (1)	TA Janus Balanced Service Class (1)
Dimensional VA International Small (1)	TA Janus Mid-Cap Growth Initial Class (1)
Dimensional VA International Value (1)	TA Janus Mid-Cap Growth Service Class (1)
Dimensional VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Dimensional VA U.S. Large Value (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Dimensional VA U.S. Targeted Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA JPMorgan Diversified Equity Allocation Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Technology Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Franklin Allocation Class 4 Shares (1)	TA Multi-Managed Balanced Service Class (1)
Franklin Income Class 2 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA S&P 500 Index Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA S&P 500 Index Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Small/Mid Cap Value Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
LVIP JPMorgan Core Bond Standard Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
LVIP JPMorgan Mid Cap Value Standard Shares (1)	TA TSW International Equity Initial Class (1)
LVIP JPMorgan Small Cap Core Standard Shares (1)	TA TSW International Equity Service Class (1)
LVIP JPMorgan U.S. Equity Standard Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Initial Class (1)
MFS® Total Return Service Class (1)	TA WMC US Growth Service Class (1)
Putnam VT International Value Class IB Shares (2)	Vanguard® Balanced (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)
TA Aegon Bond Initial Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Income (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Growth (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® International (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Moderate Allocation (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Money Market (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
(1)    Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2)    Statements of operations and change in net assets for the period October 20, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	321,323.571	$3,050,092	$3,158,611	$2	$3,158,613	588,193	$2.576564	$21.303571
AB Large Cap Growth Class B Shares	3,031.116	189,642	246,975	(9)	246,966	33,271	5.388353	37.573255
AB Relative Value Class B Shares	886,873.418	26,368,354	27,360,045	81	27,360,126	1,760,862	3.189243	33.398282
American Funds - Asset Allocation Class 2 Shares	2,026,273.422	47,941,450	54,810,696	(89)	54,810,607	4,580,196	3.139160	28.327959
American Funds - Asset Allocation Class 4 Shares	324,548.778	7,768,578	8,688,171	2	8,688,173	518,794	16.003760	17.722624
American Funds - Growth Class 2 Shares	643,332.182	65,363,097	89,294,507	(37)	89,294,470	2,049,500	7.405455	66.701992
American Funds - Growth Class 4 Shares	353,318.274	37,332,571	47,482,443	9	47,482,452	1,835,665	24.843286	27.510790
American Funds - Growth-Income Class 2 Shares	502,841.712	28,021,897	33,328,349	92	33,328,441	1,138,495	5.003707	45.920483
American Funds - Growth-Income Class 4 Shares	278,368.703	16,704,125	18,029,941	(6)	18,029,935	819,194	21.106891	23.373490
American Funds - International Class 2 Shares	887,958.583	16,564,308	19,730,440	(117)	19,730,323	2,796,229	1.660740	19.182486
American Funds - International Class 4 Shares	229,265.548	4,248,807	5,004,867	1	5,004,868	330,057	14.529353	16.090341
American Funds - New World Class 4 Shares	63,172.321	1,739,709	2,003,194	1	2,003,195	117,311	16.344162	18.099760
American Funds - The Bond Fund of America Class 2 Shares	1,708,039.375	17,142,731	16,004,329	(78)	16,004,251	3,594,244	1.079854	11.902895
American Funds - The Bond Fund of America Class 4 Shares	800,288.574	7,487,686	7,450,687	(3)	7,450,684	781,124	9.132508	10.113976
Columbia - Acorn	-	-	-	-	-	-	26.572366	27.820354
Columbia - Acorn International	-	-	-	-	-	-	14.604211	15.290155
Dimensional VA Equity Allocation	-	-	-	-	-	-	19.497199	19.733657
Dimensional VA Global Bond	24,995.394	253,366	243,705	(1)	243,704	24,920	9.368577	10.699317
Dimensional VA Global Moderate Allocation	-	-	-	-	-	-	16.258026	16.455238
Dimensional VA International Small	-	-	-	-	-	-	16.522644	16.723056
Dimensional VA International Value	-	-	-	-	-	-	19.993539	20.235978
Dimensional VA Short-Term Fixed	-	-	-	-	-	-	11.146155	11.281478
Dimensional VA U.S. Large Value	-	-	-	-	-	-	16.925122	17.130431
Dimensional VA U.S. Targeted Value	-	-	-	-	-	-	19.113624	19.345420
Fidelity® VIP Balanced Service Class 2	1,612,113.220	34,490,320	41,028,281	111	41,028,392	3,434,971	3.168806	32.854436
Fidelity® VIP Consumer Staples Initial Class	75,601.643	1,425,039	1,317,737	-	1,317,737	98,260	12.855204	14.236072
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	51.874526	54.225621
Fidelity® VIP Contrafund® Service Class 2	1,546,502.982	76,932,871	87,934,160	159	87,934,319	3,142,210	5.195624	53.213164
Fidelity® VIP Energy Service Class 2	154,388.157	4,022,790	4,183,919	-	4,183,919	142,507	28.142014	31.163081
Fidelity® VIP Equity-Income Service Class 2	11,179.546	259,312	314,481	(16)	314,465	78,773	3.175697	21.952402
Fidelity® VIP Growth Service Class 2	13,372.362	1,095,359	1,242,025	64	1,242,089	164,498	5.893444	42.750063
Fidelity® VIP Growth Opportunities Service Class 2	68.079	2,680	6,563	48	6,611	894	7.123188	9.806665
Fidelity® VIP Health Care Service Class 2	115,482.621	3,999,391	4,366,398	3	4,366,401	326,898	12.825813	14.203878
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	31.588763	33.020826
Fidelity® VIP Mid Cap Service Class 2	800,256.049	28,633,132	28,145,005	12	28,145,017	1,426,841	3.406057	32.396161
Fidelity® VIP Technology Initial Class	777,232.557	29,678,213	36,949,636	4	36,949,640	1,167,718	30.386014	33.648162
Fidelity® VIP Utilities Initial Class	53,073.647	1,284,827	1,380,446	1	1,380,447	72,579	18.216237	20.172850
Fidelity® VIP Value Strategies Initial Class	647.170	9,095	10,309	1	10,310	326	30.280545	31.653324
Fidelity® VIP Value Strategies Service Class 2	836,213.878	13,163,812	13,521,578	(28)	13,521,550	798,335	3.431309	31.052664
Franklin Allocation Class 4 Shares	154,557.930	779,155	893,345	(19)	893,326	307,692	2.692280	15.551191
Franklin Income Class 2 Shares	65,480.479	948,831	992,684	(3)	992,681	465,327	1.897246	15.849825
Franklin Mutual Shares Class 2 Shares	12,526.202	201,122	201,672	16	201,688	95,669	1.825997	15.795100
Franklin Templeton Foreign Class 2 Shares	36,342.335	$497,724	$589,473	$(7)	$589,466	421,077	$1.257921	$14.582863
 See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. American Franchise Series II Shares	1,698.837	90,362	122,231	8	122,239	25,594	4.288743	33.676098
Janus Henderson - Enterprise Service Shares	2,080.829	138,666	152,629	9	152,638	21,340	3.034907	25.516739
Janus Henderson - Global Research Service Shares	3,247.262	152,424	248,156	(37)	248,119	69,395	2.429680	28.605655
Janus Henderson - Mid Cap Value Service Shares	162.819	2,514	2,732	(1)	2,731	699	3.763629	4.067354
LVIP JPMorgan Core Bond Standard Shares	34,888.512	345,212	347,350	(2)	347,348	257,968	1.225730	9.705678
LVIP JPMorgan Mid Cap Value Standard Shares	4,503.385	42,304	40,585	-	40,585	7,400	5.011170	15.950086
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-	4.879512	15.484938
LVIP JPMorgan U.S. Equity Standard Shares	1,123.783	43,858	55,479	-	55,479	6,262	8.095153	28.379376
MFS® New Discovery Service Class	68,971.460	949,190	834,555	(20)	834,535	169,711	4.147477	21.954799
MFS® Total Return Service Class	24,235.228	552,030	548,686	(18)	548,668	201,023	2.234097	16.660402
Putnam VT International Value Class IB Shares	-	-	-	-	-	-	10.457125	10.495769
State Street Total Return V.I.S. Class 3 Shares	179,490.334	2,680,897	3,044,156	7	3,044,163	543,472	1.968925	20.565922
TA 60/40 Allocation Service Class	882,228.196	11,135,803	13,048,155	5	13,048,160	758,414	16.342144	18.761463
TA Aegon Bond Initial Class	22,182.317	241,171	210,732	6	210,738	124,188	1.304626	1.757489
TA Aegon Bond Service Class	3,855,314.379	41,685,179	36,239,955	(83)	36,239,872	10,279,935	1.092667	11.629030
TA Aegon Core Bond Service Class	2,043,532.588	26,325,996	24,481,520	(46)	24,481,474	4,494,280	1.030815	11.859371
TA Aegon High Yield Bond Initial Class	11,218.912	81,499	79,093	3	79,096	24,559	1.959981	16.905282
TA Aegon High Yield Bond Service Class	894,802.608	6,459,959	6,469,423	(2)	6,469,421	882,182	2.029870	16.479945
TA Aegon Sustainable Equity Income Initial Class	106,964.552	1,970,716	2,423,817	36	2,423,853	631,714	2.133511	24.396018
TA Aegon Sustainable Equity Income Service Class	507,517.908	9,630,753	11,530,807	18	11,530,825	1,264,032	2.117657	23.746206
TA Aegon U.S. Government Securities Initial Class	16,165.592	168,004	145,005	(5)	145,000	74,283	1.054339	1.952006
TA Aegon U.S. Government Securities Service Class	1,583,114.465	15,435,602	14,833,783	(21)	14,833,762	3,877,798	1.029256	10.658421
TA American Funds Managed Risk - Balanced Service Class	5,111,447.217	57,245,259	63,024,144	(104)	63,024,040	3,792,584	14.873351	18.655299
TA BlackRock Government Money Market Initial Class	154,280.410	154,280	154,280	(18)	154,262	108,724	0.799281	1.418847
TA BlackRock Government Money Market Service Class	41,792,823.591	41,792,822	41,792,824	(790)	41,792,034	7,671,450	0.779954	11.469309
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,105,190.127	10,828,764	10,919,278	(9)	10,919,269	2,655,812	1.178681	15.113141
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	5,499,977.875	56,586,786	62,094,750	141	62,094,891	10,445,910	1.290961	15.900755
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,188,553.164	23,194,665	27,116,174	86	27,116,260	5,107,959	1.277067	16.412737
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	3,709,457.287	43,057,995	44,476,393	119	44,476,512	6,270,113	1.230058	16.082334
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,959,279.834	24,106,996	27,371,139	(225)	27,370,914	3,336,529	1.508157	18.543579
TA BlackRock iShares Edge 100 Service Class	339,900.698	4,741,108	5,618,559	7	5,618,566	240,907	19.788217	25.748664
TA BlackRock iShares Edge 40 Initial Class	7,761.032	68,151	71,557	2	71,559	31,253	1.797288	2.386446
TA BlackRock iShares Edge 40 Service Class	1,527,639.912	14,019,523	13,977,905	(39)	13,977,866	2,452,749	1.362547	16.355479
TA BlackRock iShares Edge 50 Service Class	2,467,375.150	31,967,231	34,543,252	3	34,543,255	2,224,662	13.727926	17.225428
TA BlackRock iShares Edge 75 Service Class	1,073,724.994	15,431,043	16,997,067	32	16,997,099	895,852	16.589508	21.038895
TA BlackRock iShares Tactical - Balanced Service Class	1,735,152.990	18,792,966	19,017,277	(36)	19,017,241	3,543,962	1.291871	17.797231
TA BlackRock iShares Tactical - Conservative Service Class	993,103.508	$10,980,131	$10,338,208	$(52)	$10,338,156	1,672,716	$1.223701	$16.292568
 See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Tactical - Growth Service Class	2,044,673.809	21,705,612	23,718,216	(51)	23,718,165	2,421,986	1.541838	20.992426
TA BlackRock Real Estate Securities Initial Class	847.251	8,600	8,786	(4)	8,782	2,715	1.783076	14.170976
TA BlackRock Real Estate Securities Service Class	339,359.772	3,640,217	3,797,436	(20)	3,797,416	585,410	1.356162	13.830821
TA BlackRock Tactical Allocation Service Class	3,395,478.933	50,162,690	55,346,307	175	55,346,482	9,199,021	1.694666	20.893664
TA Goldman Sachs 70/30 Service Class	142,176.813	1,852,228	2,118,435	(1)	2,118,434	124,489	16.308480	18.060055
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	19,752,621.269	235,419,863	245,130,030	163	245,130,193	39,363,073	1.362323	18.223874
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,003,812.244	35,891,632	35,775,404	(181)	35,775,223	8,517,461	1.273260	16.094062
TA Goldman Sachs Managed Risk - Growth ETF Service Class	16,128,762.757	167,367,902	189,674,250	(63)	189,674,187	32,368,368	1.862715	22.412325
TA Great Lakes Advisors Large Cap Value Service Class	434,649.483	5,292,914	7,028,282	1	7,028,283	372,250	17.777006	20.408781
TA International Focus Initial Class	7,257.670	59,523	55,449	(6)	55,443	21,218	1.906624	17.096546
TA International Focus Service Class	877,673.180	7,223,311	6,512,335	(53)	6,512,282	772,407	1.533856	16.667682
TA Janus Balanced Service Class	4,530,348.321	74,432,699	77,650,170	(106)	77,650,064	6,621,499	2.341414	28.131621
TA Janus Mid-Cap Growth Initial Class	1,135.982	37,004	35,863	4	35,867	5,240	3.310161	32.138619
TA Janus Mid-Cap Growth Service Class	579,029.127	17,855,278	16,235,977	18	16,235,995	879,690	3.561603	31.307502
TA JPMorgan Asset Allocation - Conservative Initial Class	2,799.901	28,704	26,571	-	26,571	11,768	1.850543	2.426009
TA JPMorgan Asset Allocation - Conservative Service Class	3,276,832.510	31,746,393	30,638,384	(187)	30,638,197	7,693,950	1.488091	16.050136
TA JPMorgan Asset Allocation - Moderate Initial Class	40,497.757	447,574	477,874	1	477,875	175,826	2.258169	3.000465
TA JPMorgan Asset Allocation - Moderate Service Class	19,120,644.253	211,821,631	221,034,648	283	221,034,931	34,122,412	1.833099	18.766578
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,319.461	12,917	16,071	(4)	16,067	4,933	2.746643	3.705279
TA JPMorgan Asset Allocation - Moderate Growth Service Class	10,326,252.852	113,498,656	122,882,409	(41)	122,882,368	19,187,364	1.852275	22.838353
TA JPMorgan Diversified Equity Allocation Initial Class	23,999.212	283,071	321,109	3	321,112	74,298	3.694766	5.090370
TA JPMorgan Diversified Equity Allocation Service Class	1,326,541.166	14,626,288	17,417,486	5	17,417,491	1,255,789	2.737911	31.718567
TA JPMorgan Enhanced Index Initial Class	32,671.537	712,547	954,989	2	954,991	112,690	5.031580	50.067165
TA JPMorgan Enhanced Index Service Class	761,343.217	20,492,897	22,056,113	26	22,056,139	671,877	5.001443	48.788885
TA JPMorgan International Moderate Growth Service Class	2,379,321.184	22,518,049	24,507,008	180	24,507,188	5,839,210	1.364708	17.139437
TA JPMorgan Tactical Allocation Service Class	3,749,255.477	56,667,971	53,126,950	(18)	53,126,932	7,984,373	1.361391	15.636929
TA Madison Diversified Income Service Class	437,555.523	5,430,065	5,058,142	5	5,058,147	378,092	1.534456	16.476858
TA Market Participation Strategy Service Class	1,660,500.366	18,311,406	19,693,534	24	19,693,558	2,372,321	2.012527	24.301119
TA Morgan Stanley Global Allocation Service Class	2,992,253.588	41,469,980	42,938,839	260	42,939,099	8,031,388	1.915643	20.364133
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,450,380.600	11,304,937	10,065,641	25	10,065,666	812,482	11.465518	13.936988
TA MSCI EAFE Index Service Class	835,007.576	10,663,710	13,560,523	-	13,560,523	811,124	14.982515	18.237624
TA Multi-Managed Balanced Initial Class	3,572.226	51,234	57,513	(18)	57,495	12,065	3.909004	4.935576
TA Multi-Managed Balanced Service Class	5,265,244.414	79,481,547	81,558,636	(10)	81,558,626	5,390,261	3.137424	28.877748
TA PineBridge Inflation Opportunities Service Class	845,985.482	8,765,807	8,392,176	53	8,392,229	2,524,892	1.020156	11.705653
TA ProFunds UltraBear Service Class (OAM)	74,147.639	394,033	296,591	(1)	296,590	44,725	6.584681	6.669247
TA S&P 500 Index Initial Class	-	-	-	-	-	-	17.098987	17.224996
TA S&P 500 Index Service Class	6,733,608.337	140,950,021	189,551,075	71	189,551,146	6,693,010	25.427121	30.949459
TA Small/Mid Cap Value Initial Class	142,170.834	2,701,471	2,746,741	13	2,746,754	122,537	3.530832	30.357712
TA Small/Mid Cap Value Service Class	895,149.063	16,288,106	16,417,034	67	16,417,101	1,084,759	3.429795	29.564740
TA T. Rowe Price Small Cap Initial Class	11,447.741	$139,973	$133,023	$(6)	$133,017	25,736	$4.121957	$36.250439
 See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA T. Rowe Price Small Cap Service Class	3,835,640.803	38,917,101	36,783,795	(81)	36,783,714	1,662,602	4.670909	35.327965
TA TSW International Equity Initial Class	35,403.624	455,815	630,893	19	630,912	167,410	2.475987	21.350832
TA TSW International Equity Service Class	631,704.607	9,557,347	11,118,001	(4)	11,117,997	846,824	1.604984	20.784459
TA TSW Mid Cap Value Opportunities Service Class	1,239,593.403	16,036,214	12,495,102	(28)	12,495,074	741,031	3.426229	28.283777
TA WMC US Growth Initial Class	207,727.896	7,205,706	8,695,490	76	8,695,566	1,579,573	5.219328	62.065672
TA WMC US Growth Service Class	2,385,112.875	77,707,257	92,613,933	46	92,613,979	2,487,482	5.089703	60.458606
Vanguard® Balanced	200,632.203	4,769,695	5,098,064	1	5,098,065	326,720	14.895691	17.010898
Vanguard® Capital Growth	-	-	-	-	-	-	21.953468	22.219752
Vanguard® Conservative Allocation	120,056.561	3,063,041	3,176,697	(3)	3,176,694	257,194	11.858895	13.543243
Vanguard® Diversified Value	-	-	-	-	-	-	20.291878	20.537957
Vanguard® Equity Income	-	-	-	-	-	-	18.183767	18.404335
Vanguard® Equity Index	0.032	1	3	(3)	-	-	46.600783	50.368705
Vanguard® Global Bond Index	-	-	-	-	-	-	10.161495	10.284791
Vanguard® Growth	-	-	-	-	-	-	23.875597	24.165176
Vanguard® High Yield Bond	-	-	-	-	-	-	12.527486	12.679470
Vanguard® International	26,320.345	832,094	752,499	(1)	752,498	28,456	25.807766	27.895141
Vanguard® Mid-Cap Index	347,958.685	8,706,324	9,728,925	(2)	9,728,923	309,750	29.825614	34.899932
Vanguard® Moderate Allocation	102,268.611	3,010,438	3,403,499	2	3,403,501	242,505	13.469850	15.382688
Vanguard® Money Market	-	-	-	-	-	-	11.426152	11.564880
Vanguard® Real Estate Index	13,643.746	159,510	157,858	-	157,858	8,895	17.026742	18.404179
Vanguard® Short-Term Investment Grade	159,379.481	1,613,255	1,700,579	2	1,700,581	137,629	11.856910	12.815922
Vanguard® Total Bond Market Index	12,796.663	134,222	138,204	-	138,204	12,264	10.812193	11.686815
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	15.892862	16.085656
Vanguard® Total Stock Market Index	-	-	-	-	-	-	21.630698	21.893048
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	13.377748	14.841159
 See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$3,158,613	$-	$3,158,613
AB Large Cap Growth Class B Shares	246,966	-	246,966
AB Relative Value Class B Shares	27,266,065	94,061	27,360,126
American Funds - Asset Allocation Class 2 Shares	54,782,567	28,040	54,810,607
American Funds - Asset Allocation Class 4 Shares	8,688,173	-	8,688,173
American Funds - Growth Class 2 Shares	89,289,469	5,001	89,294,470
American Funds - Growth Class 4 Shares	47,482,452	-	47,482,452
American Funds - Growth-Income Class 2 Shares	33,321,271	7,170	33,328,441
American Funds - Growth-Income Class 4 Shares	18,029,935	-	18,029,935
American Funds - International Class 2 Shares	19,693,307	37,016	19,730,323
American Funds - International Class 4 Shares	5,004,868	-	5,004,868
American Funds - New World Class 4 Shares	2,003,195	-	2,003,195
American Funds - The Bond Fund of America Class 2 Shares	15,995,345	8,906	16,004,251
American Funds - The Bond Fund of America Class 4 Shares	7,450,684	-	7,450,684
Columbia - Acorn	-	-	-
Columbia - Acorn International	-	-	-
Dimensional VA Equity Allocation	-	-	-
Dimensional VA Global Bond	243,704	-	243,704
Dimensional VA Global Moderate Allocation	-	-	-
Dimensional VA International Small	-	-	-
Dimensional VA International Value	-	-	-
Dimensional VA Short-Term Fixed	-	-	-
Dimensional VA U.S. Large Value	-	-	-
Dimensional VA U.S. Targeted Value	-	-	-
Fidelity® VIP Balanced Service Class 2	41,028,392	-	41,028,392
Fidelity® VIP Consumer Staples Initial Class	1,317,737	-	1,317,737
Fidelity® VIP Contrafund® Initial Class	-	-	-
Fidelity® VIP Contrafund® Service Class 2	87,909,638	24,681	87,934,319
Fidelity® VIP Energy Service Class 2	4,183,919	-	4,183,919
Fidelity® VIP Equity-Income Service Class 2	314,465	-	314,465
Fidelity® VIP Growth Service Class 2	1,242,089	-	1,242,089
Fidelity® VIP Growth Opportunities Service Class 2	6,611	-	6,611
Fidelity® VIP Health Care Service Class 2	4,366,401	-	4,366,401
Fidelity® VIP Mid Cap Initial Class	-	-	-
Fidelity® VIP Mid Cap Service Class 2	28,145,017	-	28,145,017
Fidelity® VIP Technology Initial Class	36,949,640	-	36,949,640
Fidelity® VIP Utilities Initial Class	1,380,447	-	1,380,447
Fidelity® VIP Value Strategies Initial Class	10,310	-	10,310
Fidelity® VIP Value Strategies Service Class 2	13,507,462	14,088	13,521,550
Franklin Allocation Class 4 Shares	893,326	-	893,326
Franklin Income Class 2 Shares	992,681	-	992,681
 See accompanying notes.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Franklin Mutual Shares Class 2 Shares	$201,688	$-	$201,688
Franklin Templeton Foreign Class 2 Shares	589,466	-	589,466
Invesco V.I. American Franchise Series II Shares	122,239	-	122,239
Janus Henderson - Enterprise Service Shares	152,638	-	152,638
Janus Henderson - Global Research Service Shares	248,119	-	248,119
Janus Henderson - Mid Cap Value Service Shares	2,731	-	2,731
LVIP JPMorgan Core Bond Standard Shares	347,348	-	347,348
LVIP JPMorgan Mid Cap Value Standard Shares	40,585	-	40,585
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-
LVIP JPMorgan U.S. Equity Standard Shares	55,479	-	55,479
MFS® New Discovery Service Class	834,535	-	834,535
MFS® Total Return Service Class	548,668	-	548,668
Putnam VT International Value Class IB Shares	-	-	-
State Street Total Return V.I.S. Class 3 Shares	3,041,026	3,137	3,044,163
TA 60/40 Allocation Service Class	13,048,160	-	13,048,160
TA Aegon Bond Initial Class	200,083	10,655	210,738
TA Aegon Bond Service Class	36,191,338	48,534	36,239,872
TA Aegon Core Bond Service Class	24,446,106	35,368	24,481,474
TA Aegon High Yield Bond Initial Class	79,096	-	79,096
TA Aegon High Yield Bond Service Class	6,439,198	30,223	6,469,421
TA Aegon Sustainable Equity Income Initial Class	2,411,725	12,128	2,423,853
TA Aegon Sustainable Equity Income Service Class	11,525,148	5,677	11,530,825
TA Aegon U.S. Government Securities Initial Class	121,988	23,012	145,000
TA Aegon U.S. Government Securities Service Class	14,827,635	6,127	14,833,762
TA American Funds Managed Risk - Balanced Service Class	63,024,040	-	63,024,040
TA BlackRock Government Money Market Initial Class	114,956	39,306	154,262
TA BlackRock Government Money Market Service Class	41,781,811	10,223	41,792,034
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	10,862,444	56,825	10,919,269
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	62,059,904	34,987	62,094,891
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	27,116,260	-	27,116,260
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	44,418,718	57,794	44,476,512
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	27,367,463	3,451	27,370,914
TA BlackRock iShares Edge 100 Service Class	5,618,566	-	5,618,566
TA BlackRock iShares Edge 40 Initial Class	71,559	-	71,559
TA BlackRock iShares Edge 40 Service Class	13,970,644	7,222	13,977,866
TA BlackRock iShares Edge 50 Service Class	34,526,824	16,431	34,543,255
TA BlackRock iShares Edge 75 Service Class	16,997,099	-	16,997,099
TA BlackRock iShares Tactical - Balanced Service Class	19,014,198	3,043	19,017,241
TA BlackRock iShares Tactical - Conservative Service Class	10,331,125	7,031	10,338,156
TA BlackRock iShares Tactical - Growth Service Class	23,711,201	6,964	23,718,165
TA BlackRock Real Estate Securities Initial Class	8,782	-	8,782
 See accompanying notes.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock Real Estate Securities Service Class	$3,797,416	$-	$3,797,416
TA BlackRock Tactical Allocation Service Class	55,339,642	6,840	55,346,482
TA Goldman Sachs 70/30 Service Class	2,118,434	-	2,118,434
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	244,373,618	756,575	245,130,193
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	35,568,361	206,862	35,775,223
TA Goldman Sachs Managed Risk - Growth ETF Service Class	188,694,211	979,976	189,674,187
TA Great Lakes Advisors Large Cap Value Service Class	7,028,283	-	7,028,283
TA International Focus Initial Class	55,443	-	55,443
TA International Focus Service Class	6,512,282	-	6,512,282
TA Janus Balanced Service Class	77,612,614	37,450	77,650,064
TA Janus Mid-Cap Growth Initial Class	35,867	-	35,867
TA Janus Mid-Cap Growth Service Class	16,230,497	5,498	16,235,995
TA JPMorgan Asset Allocation - Conservative Initial Class	26,571	-	26,571
TA JPMorgan Asset Allocation - Conservative Service Class	29,752,141	886,056	30,638,197
TA JPMorgan Asset Allocation - Moderate Initial Class	477,875	-	477,875
TA JPMorgan Asset Allocation - Moderate Service Class	220,586,122	448,809	221,034,931
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	16,067	-	16,067
TA JPMorgan Asset Allocation - Moderate Growth Service Class	122,748,033	134,335	122,882,368
TA JPMorgan Diversified Equity Allocation Initial Class	321,112	-	321,112
TA JPMorgan Diversified Equity Allocation Service Class	17,417,491	-	17,417,491
TA JPMorgan Enhanced Index Initial Class	953,210	1,781	954,991
TA JPMorgan Enhanced Index Service Class	22,056,139	-	22,056,139
TA JPMorgan International Moderate Growth Service Class	24,393,513	113,675	24,507,188
TA JPMorgan Tactical Allocation Service Class	53,073,979	52,953	53,126,932
TA Madison Diversified Income Service Class	5,058,147	-	5,058,147
TA Market Participation Strategy Service Class	19,665,922	27,636	19,693,558
TA Morgan Stanley Global Allocation Service Class	42,558,241	380,858	42,939,099
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	10,065,666	-	10,065,666
TA MSCI EAFE Index Service Class	13,560,523	-	13,560,523
TA Multi-Managed Balanced Initial Class	57,495	-	57,495
TA Multi-Managed Balanced Service Class	81,491,644	66,982	81,558,626
TA PineBridge Inflation Opportunities Service Class	8,378,752	13,477	8,392,229
TA ProFunds UltraBear Service Class (OAM)	296,590	-	296,590
TA S&P 500 Index Initial Class	-	-	-
TA S&P 500 Index Service Class	189,551,146	-	189,551,146
TA Small/Mid Cap Value Initial Class	2,746,023	731	2,746,754
TA Small/Mid Cap Value Service Class	16,417,101	-	16,417,101
TA T. Rowe Price Small Cap Initial Class	133,017	-	133,017
TA T. Rowe Price Small Cap Service Class	36,777,724	5,990	36,783,714
TA TSW International Equity Initial Class	606,719	24,193	630,912
TA TSW International Equity Service Class	11,117,997	-	11,117,997
 See accompanying notes.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA TSW Mid Cap Value Opportunities Service Class	$12,495,074	$-	$12,495,074
TA WMC US Growth Initial Class	8,599,803	95,763	8,695,566
TA WMC US Growth Service Class	92,446,013	167,966	92,613,979
Vanguard® Balanced	5,098,065	-	5,098,065
Vanguard® Capital Growth	-	-	-
Vanguard® Conservative Allocation	3,176,694	-	3,176,694
Vanguard® Diversified Value	-	-	-
Vanguard® Equity Income	-	-	-
Vanguard® Equity Index	-	-	-
Vanguard® Global Bond Index	-	-	-
Vanguard® Growth	-	-	-
Vanguard® High Yield Bond	-	-	-
Vanguard® International	752,498	-	752,498
Vanguard® Mid-Cap Index	9,728,923	-	9,728,923
Vanguard® Moderate Allocation	3,403,501	-	3,403,501
Vanguard® Money Market	-	-	-
Vanguard® Real Estate Index	157,858	-	157,858
Vanguard® Short-Term Investment Grade	1,700,581	-	1,700,581
Vanguard® Total Bond Market Index	138,204	-	138,204
Vanguard® Total International Stock Market Index	-	-	-
Vanguard® Total Stock Market Index	-	-	-
Voya Global Perspectives Class S Shares	-	-	-
 See accompanying notes.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Balanced Hedged Allocation Class B Shares	AB Large Cap Growth Class B Shares	AB Relative Value Class B Shares	American Funds - Asset Allocation Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,726,253	$ 263,304	$ 30,433,103	$ 45,710,451

Investment Income:
Reinvested Dividends	66,562	-	382,473	1,093,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,540	3,921	415,537	789,480
Net Investment Income (Loss)	8,022	(3,921)	(33,064)	303,949

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,671	13,072	1,076,195	1,999,676
Realized Gain (Loss) on Investments	(113,244)	20,101	137,271	747,176
Net Realized Capital Gains (Losses) on Investments	(36,573)	33,173	1,213,466	2,746,852
Net Change in Unrealized Appreciation (Depreciation)	289,360	29,398	2,182,011	3,693,181
Net Gain (Loss) on Investment	252,787	62,571	3,395,477	6,440,033

Net Increase (Decrease) in Net Assets Resulting from Operations	260,809	58,650	3,362,413	6,743,982

Increase (Decrease) in Net Assets from Contract Transactions	(543,329)	(66,140)	(4,622,962)	469,492

Total Increase (Decrease) in Net Assets	(282,520)	(7,490)	(1,260,549)	7,213,474

Net Assets as of December 31, 2024:	$ 3,443,733	$ 255,814	$ 29,172,554	$ 52,923,925

Investment Income:
Reinvested Dividends	61,858	-	249,649	1,069,492
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,953	3,548	376,471	854,756
Net Investment Income (Loss)	10,905	(3,548)	(126,822)	214,736

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	171,447	25,113	2,331,215	3,722,397
Realized Gain (Loss) on Investments	(46,394)	13,399	(158,835)	702,240
Net Realized Capital Gains (Losses) on Investments	125,053	38,512	2,172,380	4,424,637
Net Change in Unrealized Appreciation (Depreciation)	342,343	(7,240)	284,119	2,313,280
Net Gain (Loss) on Investment	467,396	31,272	2,456,499	6,737,917

Net Increase (Decrease) in Net Assets Resulting from Operations	478,301	27,724	2,329,677	6,952,653

Increase (Decrease) in Net Assets from Contract Transactions	(763,421)	(36,572)	(4,142,105)	(5,065,971)

Total Increase (Decrease) in Net Assets	(285,120)	(8,848)	(1,812,428)	1,886,682

Net Assets as of December 31, 2025:	$ 3,158,613	$ 246,966	$ 27,360,126	$ 54,810,607
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - Asset Allocation Class 4 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth Class 4 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,548,518	$ 78,648,665	$ 19,620,231	$ 33,963,618

Investment Income:
Reinvested Dividends	115,291	276,140	42,868	382,886
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,381	1,377,562	363,700	579,373
Net Investment Income (Loss)	38,910	(1,101,422)	(320,832)	(196,487)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	215,757	1,927,322	567,841	1,606,652
Realized Gain (Loss) on Investments	1,819	6,221,613	80,268	1,964,033
Net Realized Capital Gains (Losses) on Investments	217,576	8,148,935	648,109	3,570,685
Net Change in Unrealized Appreciation (Depreciation)	427,310	14,557,995	6,222,769	3,739,938
Net Gain (Loss) on Investment	644,886	22,706,930	6,870,878	7,310,623

Net Increase (Decrease) in Net Assets Resulting from Operations	683,796	21,605,508	6,550,046	7,114,136

Increase (Decrease) in Net Assets from Contract Transactions	1,232,024	(12,577,567)	6,036,190	(5,270,465)

Total Increase (Decrease) in Net Assets	1,915,820	9,027,941	12,586,236	1,843,671

Net Assets as of December 31, 2024:	$ 6,464,338	$ 87,676,606	$ 32,206,467	$ 35,807,289

Investment Income:
Reinvested Dividends	146,211	133,158	48,956	295,572
Investment Expense:
Mortality and Expense Risk and Administrative Charges	104,647	1,392,270	544,449	536,256
Net Investment Income (Loss)	41,564	(1,259,112)	(495,493)	(240,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	511,642	6,804,828	3,064,183	5,687,497
Realized Gain (Loss) on Investments	25,851	6,690,108	1,202,826	2,804,158
Net Realized Capital Gains (Losses) on Investments	537,493	13,494,936	4,267,009	8,491,655
Net Change in Unrealized Appreciation (Depreciation)	404,263	2,330,447	2,797,616	(3,205,134)
Net Gain (Loss) on Investment	941,756	15,825,383	7,064,625	5,286,521

Net Increase (Decrease) in Net Assets Resulting from Operations	983,320	14,566,271	6,569,132	5,045,837

Increase (Decrease) in Net Assets from Contract Transactions	1,240,515	(12,948,407)	8,706,853	(7,524,685)

Total Increase (Decrease) in Net Assets	2,223,835	1,617,864	15,275,985	(2,478,848)

Net Assets as of December 31, 2025:	$ 8,688,173	$ 89,294,470	$ 47,482,452	$ 33,328,441
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - Growth-Income Class 4 Shares	American Funds - International Class 2 Shares	American Funds - International Class 4 Shares	American Funds - New World Class 4 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 6,828,828	$ 22,808,751	$ 2,575,449	$ 939,316

Investment Income:
Reinvested Dividends	92,182	255,878	32,678	13,364
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128,351	366,444	39,658	14,330
Net Investment Income (Loss)	(36,169)	(110,566)	(6,980)	(966)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	385,477	-	-	4,929
Realized Gain (Loss) on Investments	225,904	(701,239)	(84,174)	(1,217)
Net Realized Capital Gains (Losses) on Investments	611,381	(701,239)	(84,174)	3,712
Net Change in Unrealized Appreciation (Depreciation)	1,180,351	1,308,518	91,229	40,289
Net Gain (Loss) on Investment	1,791,732	607,279	7,055	44,001

Net Increase (Decrease) in Net Assets Resulting from Operations	1,755,563	496,713	75	43,035

Increase (Decrease) in Net Assets from Contract Transactions	2,427,156	(2,836,271)	824,136	177,835

Total Increase (Decrease) in Net Assets	4,182,719	(2,339,558)	824,211	220,870

Net Assets as of December 31, 2024:	$ 11,011,547	$ 20,469,193	$ 3,399,660	$ 1,160,186

Investment Income:
Reinvested Dividends	117,498	244,946	53,609	17,160
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,094	318,392	53,088	20,125
Net Investment Income (Loss)	(79,596)	(73,446)	521	(2,965)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,283,778	-	-	55,463
Realized Gain (Loss) on Investments	220,622	(27,492)	13,249	(3,368)
Net Realized Capital Gains (Losses) on Investments	2,504,400	(27,492)	13,249	52,095
Net Change in Unrealized Appreciation (Depreciation)	(253,716)	4,367,848	832,652	286,318
Net Gain (Loss) on Investment	2,250,684	4,340,356	845,901	338,413

Net Increase (Decrease) in Net Assets Resulting from Operations	2,171,088	4,266,910	846,422	335,448

Increase (Decrease) in Net Assets from Contract Transactions	4,847,300	(5,005,780)	758,786	507,561

Total Increase (Decrease) in Net Assets	7,018,388	(738,870)	1,605,208	843,009

Net Assets as of December 31, 2025:	$ 18,029,935	$ 19,730,323	$ 5,004,868	$ 2,003,195
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 4 Shares	Columbia - Acorn	Columbia - Acorn International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 19,668,943	$ 4,214,031	$ -	$ -

Investment Income:
Reinvested Dividends	752,551	193,895	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	309,863	56,738	-	-
Net Investment Income (Loss)	442,688	137,157	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(656,068)	(68,515)	-	-
Net Realized Capital Gains (Losses) on Investments	(656,068)	(68,515)	-	-
Net Change in Unrealized Appreciation (Depreciation)	113,848	(102,547)	-	-
Net Gain (Loss) on Investment	(542,220)	(171,062)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(99,532)	(33,905)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,661,247)	898,575	-	-

Total Increase (Decrease) in Net Assets	(1,760,779)	864,670	-	-

Net Assets as of December 31, 2024:	$ 17,908,164	$ 5,078,701	$ -	$ -

Investment Income:
Reinvested Dividends	687,345	286,223	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	274,182	82,161	-	-
Net Investment Income (Loss)	413,163	204,062	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(575,743)	(35,661)	-	-
Net Realized Capital Gains (Losses) on Investments	(575,743)	(35,661)	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,077,139	167,963	-	-
Net Gain (Loss) on Investment	501,396	132,302	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	914,559	336,364	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,818,472)	2,035,619	-	-

Total Increase (Decrease) in Net Assets	(1,903,913)	2,371,983	-	-

Net Assets as of December 31, 2025:	$ 16,004,251	$ 7,450,684	$ -	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA Equity Allocation	Dimensional VA Global Bond	Dimensional VA Global Moderate Allocation	Dimensional VA International Small
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 220,526	$ -	$ -

Investment Income:
Reinvested Dividends	-	9,513	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,613	-	-
Net Investment Income (Loss)	-	5,900	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(4,388)	-	-
Net Realized Capital Gains (Losses) on Investments	-	(4,388)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	5,342	-	-
Net Gain (Loss) on Investment	-	954	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,854	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(29,744)	-	-

Total Increase (Decrease) in Net Assets	-	(22,890)	-	-

Net Assets as of December 31, 2024:	$ -	$ 197,636	$ -	$ -

Investment Income:
Reinvested Dividends	-	9,902	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,561	-	-
Net Investment Income (Loss)	-	6,341	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(645)	-	-
Net Realized Capital Gains (Losses) on Investments	-	(645)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(1,093)	-	-
Net Gain (Loss) on Investment	-	(1,738)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	4,603	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	41,465	-	-

Total Increase (Decrease) in Net Assets	-	46,068	-	-

Net Assets as of December 31, 2025:	$ -	$ 243,704	$ -	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA International Value	Dimensional VA Short-Term Fixed	Dimensional VA U.S. Large Value	Dimensional VA U.S. Targeted Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 37,699,205	$ 640,729	$ -	$ 69,449,672

Investment Income:
Reinvested Dividends	649,042	19,679	-	26,537
Investment Expense:
Mortality and Expense Risk and Administrative Charges	525,976	13,644	-	1,061,448
Net Investment Income (Loss)	123,066	6,035	-	(1,034,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,266,852	16,822	-	9,672,733
Realized Gain (Loss) on Investments	1,411,932	4,338	-	6,392,186
Net Realized Capital Gains (Losses) on Investments	2,678,784	21,160	-	16,064,919
Net Change in Unrealized Appreciation (Depreciation)	2,248,491	(3,354)	-	6,176,622
Net Gain (Loss) on Investment	4,927,275	17,806	-	22,241,541

Net Increase (Decrease) in Net Assets Resulting from Operations	5,050,341	23,841	-	21,206,630

Increase (Decrease) in Net Assets from Contract Transactions	(3,226,111)	283,749	-	(7,754,295)

Total Increase (Decrease) in Net Assets	1,824,230	307,590	-	13,452,335

Net Assets as of December 31, 2024:	$ 39,523,435	$ 948,319	$ -	$ 82,902,007

Investment Income:
Reinvested Dividends	621,814	21,283	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	537,728	17,656	-	1,109,195
Net Investment Income (Loss)	84,086	3,627	-	(1,109,195)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,047,443	59,881	-	13,918,234
Realized Gain (Loss) on Investments	1,591,152	(9,342)	-	5,848,840
Net Realized Capital Gains (Losses) on Investments	3,638,595	50,539	-	19,767,074
Net Change in Unrealized Appreciation (Depreciation)	1,283,142	(104,104)	-	(3,641,959)
Net Gain (Loss) on Investment	4,921,737	(53,565)	-	16,125,115

Net Increase (Decrease) in Net Assets Resulting from Operations	5,005,823	(49,938)	-	15,015,920

Increase (Decrease) in Net Assets from Contract Transactions	(3,500,866)	419,356	-	(9,983,608)

Total Increase (Decrease) in Net Assets	1,504,957	369,418	-	5,032,312

Net Assets as of December 31, 2025:	$ 41,028,392	$ 1,317,737	$ -	$ 87,934,319
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Energy Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,935,964	$ 435,509	$ 934,357	$ 4,402

Investment Income:
Reinvested Dividends	51,562	5,715	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,806	5,579	15,596	71
Net Investment Income (Loss)	12,756	136	(15,596)	(71)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,885	248,866	-
Realized Gain (Loss) on Investments	139,426	22,890	32,301	178
Net Realized Capital Gains (Losses) on Investments	139,426	44,775	281,167	178
Net Change in Unrealized Appreciation (Depreciation)	(122,108)	2,402	(5,285)	1,422
Net Gain (Loss) on Investment	17,318	47,177	275,882	1,600

Net Increase (Decrease) in Net Assets Resulting from Operations	30,074	47,313	260,286	1,529

Increase (Decrease) in Net Assets from Contract Transactions	740,152	(123,600)	(39,801)	(169)

Total Increase (Decrease) in Net Assets	770,226	(76,287)	220,485	1,360

Net Assets as of December 31, 2024:	$ 2,706,190	$ 359,222	$ 1,154,842	$ 5,762

Investment Income:
Reinvested Dividends	73,654	4,898	592	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,736	4,505	16,614	81
Net Investment Income (Loss)	15,918	393	(16,022)	(81)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	17,883	159,369	82
Realized Gain (Loss) on Investments	25,248	17,924	34,293	261
Net Realized Capital Gains (Losses) on Investments	25,248	35,807	193,662	343
Net Change in Unrealized Appreciation (Depreciation)	269,798	12,268	(32,398)	825
Net Gain (Loss) on Investment	295,046	48,075	161,264	1,168

Net Increase (Decrease) in Net Assets Resulting from Operations	310,964	48,468	145,242	1,087

Increase (Decrease) in Net Assets from Contract Transactions	1,166,765	(93,225)	(57,995)	(238)

Total Increase (Decrease) in Net Assets	1,477,729	(44,757)	87,247	849

Net Assets as of December 31, 2025:	$ 4,183,919	$ 314,465	$ 1,242,089	$ 6,611
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Technology Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,196,885	$ -	$ 27,720,569	$ 11,957,032

Investment Income:
Reinvested Dividends	-	-	103,454	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,315	-	398,281	364,442
Net Investment Income (Loss)	(49,315)	-	(294,827)	(364,442)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,003,513	734,994
Realized Gain (Loss) on Investments	72,575	-	1,517,940	1,279,399
Net Realized Capital Gains (Losses) on Investments	72,575	-	5,521,453	2,014,393
Net Change in Unrealized Appreciation (Depreciation)	54,923	-	(931,259)	3,728,689
Net Gain (Loss) on Investment	127,498	-	4,590,194	5,743,082

Net Increase (Decrease) in Net Assets Resulting from Operations	78,183	-	4,295,367	5,378,640

Increase (Decrease) in Net Assets from Contract Transactions	1,234,263	-	(1,575,498)	10,011,073

Total Increase (Decrease) in Net Assets	1,312,446	-	2,719,869	15,389,713

Net Assets as of December 31, 2024:	$ 3,509,331	$ -	$ 30,440,438	$ 27,346,745

Investment Income:
Reinvested Dividends	6,402	-	66,232	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,552	-	364,942	579,843
Net Investment Income (Loss)	(52,150)	-	(298,710)	(579,843)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,173	-	3,341,996	2,250,768
Realized Gain (Loss) on Investments	5,104	-	(238,689)	2,671,499
Net Realized Capital Gains (Losses) on Investments	258,277	-	3,103,307	4,922,267
Net Change in Unrealized Appreciation (Depreciation)	250,241	-	(440,800)	2,305,756
Net Gain (Loss) on Investment	508,518	-	2,662,507	7,228,023

Net Increase (Decrease) in Net Assets Resulting from Operations	456,368	-	2,363,797	6,648,180

Increase (Decrease) in Net Assets from Contract Transactions	400,702	-	(4,659,218)	2,954,715

Total Increase (Decrease) in Net Assets	857,070	-	(2,295,421)	9,602,895

Net Assets as of December 31, 2025:	$ 4,366,401	$ -	$ 28,145,017	$ 36,949,640
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Utilities Initial Class	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 671,730	$ 12,376	$ 11,404,445	$ 1,179,050

Investment Income:
Reinvested Dividends	18,671	118	99,041	19,922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,161	79	167,703	17,197
Net Investment Income (Loss)	4,510	39	(68,662)	2,725

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,648	1,624	1,749,002	-
Realized Gain (Loss) on Investments	66,237	420	202,323	(74,487)
Net Realized Capital Gains (Losses) on Investments	106,885	2,044	1,951,325	(74,487)
Net Change in Unrealized Appreciation (Depreciation)	78,393	(1,070)	(925,042)	151,010
Net Gain (Loss) on Investment	185,278	974	1,026,283	76,523

Net Increase (Decrease) in Net Assets Resulting from Operations	189,788	1,013	957,621	79,248

Increase (Decrease) in Net Assets from Contract Transactions	108,268	(1,925)	81,106	(323,071)

Total Increase (Decrease) in Net Assets	298,056	(912)	1,038,727	(243,823)

Net Assets as of December 31, 2024:	$ 969,786	$ 11,464	$ 12,443,172	$ 935,227

Investment Income:
Reinvested Dividends	22,620	109	103,933	16,646
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,873	67	163,947	14,934
Net Investment Income (Loss)	747	42	(60,014)	1,712

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,457	421	506,655	37,150
Realized Gain (Loss) on Investments	69,922	452	122,010	10,611
Net Realized Capital Gains (Losses) on Investments	119,379	873	628,665	47,761
Net Change in Unrealized Appreciation (Depreciation)	21,691	(252)	257,783	44,253
Net Gain (Loss) on Investment	141,070	621	886,448	92,014

Net Increase (Decrease) in Net Assets Resulting from Operations	141,817	663	826,434	93,726

Increase (Decrease) in Net Assets from Contract Transactions	268,844	(1,817)	251,944	(135,627)

Total Increase (Decrease) in Net Assets	410,661	(1,154)	1,078,378	(41,901)

Net Assets as of December 31, 2025:	$ 1,380,447	$ 10,310	$ 13,521,550	$ 893,326
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,234,609	$ 288,330	$ 664,208	$ 143,184

Investment Income:
Reinvested Dividends	61,088	4,995	15,643	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,538	4,089	9,458	2,457
Net Investment Income (Loss)	43,550	906	6,185	(2,457)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,005	5,195	-	-
Realized Gain (Loss) on Investments	(16,359)	(12,127)	3,867	6,834
Net Realized Capital Gains (Losses) on Investments	(11,354)	(6,932)	3,867	6,834
Net Change in Unrealized Appreciation (Depreciation)	30,979	32,417	(22,339)	36,133
Net Gain (Loss) on Investment	19,625	25,485	(18,472)	42,967

Net Increase (Decrease) in Net Assets Resulting from Operations	63,175	26,391	(12,287)	40,510

Increase (Decrease) in Net Assets from Contract Transactions	(204,213)	(65,752)	(83,527)	(60,526)

Total Increase (Decrease) in Net Assets	(141,038)	(39,361)	(95,814)	(20,016)

Net Assets as of December 31, 2024:	$ 1,093,571	$ 248,969	$ 568,394	$ 123,168

Investment Income:
Reinvested Dividends	52,925	3,948	13,983	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,492	2,995	8,661	2,097
Net Investment Income (Loss)	37,433	953	5,322	(2,097)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,125	19,450	39,042	13,437
Realized Gain (Loss) on Investments	(12,067)	(2,307)	10,781	5,070
Net Realized Capital Gains (Losses) on Investments	(942)	17,143	49,823	18,507
Net Change in Unrealized Appreciation (Depreciation)	69,182	1,594	87,882	(4,610)
Net Gain (Loss) on Investment	68,240	18,737	137,705	13,897

Net Increase (Decrease) in Net Assets Resulting from Operations	105,673	19,690	143,027	11,800

Increase (Decrease) in Net Assets from Contract Transactions	(206,563)	(66,971)	(121,955)	(12,729)

Total Increase (Decrease) in Net Assets	(100,890)	(47,281)	21,072	(929)

Net Assets as of December 31, 2025:	$ 992,681	$ 201,688	$ 589,466	$ 122,239
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	LVIP JPMorgan Core Bond Standard Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 187,980	$ 250,048	$ 2,556	$ 264,335

Investment Income:
Reinvested Dividends	1,246	1,564	22	10,100
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,638	4,125	37	3,365
Net Investment Income (Loss)	(1,392)	(2,561)	(15)	6,735

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,905	8,587	140	-
Realized Gain (Loss) on Investments	4,504	18,629	22	399
Net Realized Capital Gains (Losses) on Investments	13,409	27,216	162	399
Net Change in Unrealized Appreciation (Depreciation)	13,927	25,604	127	(6,219)
Net Gain (Loss) on Investment	27,336	52,820	289	(5,820)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,944	50,259	274	915

Increase (Decrease) in Net Assets from Contract Transactions	(50,775)	(29,224)	(106)	(42,731)

Total Increase (Decrease) in Net Assets	(24,831)	21,035	168	(41,816)

Net Assets as of December 31, 2024:	$ 163,149	$ 271,083	$ 2,724	$ 222,519

Investment Income:
Reinvested Dividends	263	1,644	38	12,267
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,116	4,115	36	3,820
Net Investment Income (Loss)	(1,853)	(2,471)	2	8,447

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,531	25,670	241	-
Realized Gain (Loss) on Investments	2,307	34,384	27	205
Net Realized Capital Gains (Losses) on Investments	14,838	60,054	268	205
Net Change in Unrealized Appreciation (Depreciation)	(3,591)	(10,231)	(144)	8,053
Net Gain (Loss) on Investment	11,247	49,823	124	8,258

Net Increase (Decrease) in Net Assets Resulting from Operations	9,394	47,352	126	16,705

Increase (Decrease) in Net Assets from Contract Transactions	(19,905)	(70,316)	(119)	108,124

Total Increase (Decrease) in Net Assets	(10,511)	(22,964)	7	124,829

Net Assets as of December 31, 2025:	$ 152,638	$ 248,119	$ 2,731	$ 347,348
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Small Cap Core Standard Shares	LVIP JPMorgan U.S. Equity Standard Shares	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 229,799	$ -	$ 183,942	$ 943,449

Investment Income:
Reinvested Dividends	3,150	-	282	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,149	-	1,024	13,299
Net Investment Income (Loss)	1	-	(742)	(13,299)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,189	-	2,357	-
Realized Gain (Loss) on Investments	367	-	28,640	(85,664)
Net Realized Capital Gains (Losses) on Investments	39,556	-	30,997	(85,664)
Net Change in Unrealized Appreciation (Depreciation)	(10,061)	-	(11,089)	144,302
Net Gain (Loss) on Investment	29,495	-	19,908	58,638

Net Increase (Decrease) in Net Assets Resulting from Operations	29,496	-	19,166	45,339

Increase (Decrease) in Net Assets from Contract Transactions	(108)	-	(146,285)	(124,836)

Total Increase (Decrease) in Net Assets	29,388	-	(127,119)	(79,497)

Net Assets as of December 31, 2024:	$ 259,187	$ -	$ 56,823	$ 863,952

Investment Income:
Reinvested Dividends	449	-	242	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	610	-	763	11,976
Net Investment Income (Loss)	(161)	-	(521)	(11,976)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,284	-	1,544	-
Realized Gain (Loss) on Investments	8,646	-	2,051	(71,283)
Net Realized Capital Gains (Losses) on Investments	12,930	-	3,595	(71,283)
Net Change in Unrealized Appreciation (Depreciation)	(10,688)	-	3,793	170,188
Net Gain (Loss) on Investment	2,242	-	7,388	98,905

Net Increase (Decrease) in Net Assets Resulting from Operations	2,081	-	6,867	86,929

Increase (Decrease) in Net Assets from Contract Transactions	(220,683)	-	(8,211)	(116,346)

Total Increase (Decrease) in Net Assets	(218,602)	-	(1,344)	(29,417)

Net Assets as of December 31, 2025:	$ 40,585	$ -	$ 55,479	$ 834,535
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Total Return Service Class	Putnam VT International Value Class IB Shares	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 668,036	$ -	$ 4,320,373	$ 11,276,002

Investment Income:
Reinvested Dividends	13,823	-	163,152	174,892
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,083	-	64,138	158,307
Net Investment Income (Loss)	4,740	-	99,014	16,585

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,651	-	792	139,585
Realized Gain (Loss) on Investments	6,862	-	2,279	60,159
Net Realized Capital Gains (Losses) on Investments	36,513	-	3,071	199,744
Net Change in Unrealized Appreciation (Depreciation)	(5,932)	-	271,016	989,392
Net Gain (Loss) on Investment	30,581	-	274,087	1,189,136

Net Increase (Decrease) in Net Assets Resulting from Operations	35,321	-	373,101	1,205,721

Increase (Decrease) in Net Assets from Contract Transactions	(116,043)	-	(910,473)	(290,435)

Total Increase (Decrease) in Net Assets	(80,722)	-	(537,372)	915,286

Net Assets as of December 31, 2024:	$ 587,314	$ -	$ 3,783,001	$ 12,191,288

Investment Income:
Reinvested Dividends	13,558	-	65,173	267,071
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,216	-	51,950	165,799
Net Investment Income (Loss)	5,342	-	13,223	101,272

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,888	-	127,132	701,464
Realized Gain (Loss) on Investments	11,488	-	88,124	316,146
Net Realized Capital Gains (Losses) on Investments	51,376	-	215,256	1,017,610
Net Change in Unrealized Appreciation (Depreciation)	(6,003)	2	190,081	452,518
Net Gain (Loss) on Investment	45,373	2	405,337	1,470,128

Net Increase (Decrease) in Net Assets Resulting from Operations	50,715	2	418,560	1,571,400

Increase (Decrease) in Net Assets from Contract Transactions	(89,361)	(2)	(1,157,398)	(714,528)

Total Increase (Decrease) in Net Assets	(38,646)	-	(738,838)	856,872

Net Assets as of December 31, 2025:	$ 548,668	$ -	$ 3,044,163	$ 13,048,160
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Bond Initial Class	TA Aegon Bond Service Class	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 186,045	$ 44,556,414	$ 28,703,979	$ 70,677

Investment Income:
Reinvested Dividends	7,836	1,652,621	1,245,830	3,859
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,632	567,182	369,190	956
Net Investment Income (Loss)	5,204	1,085,439	876,640	2,903

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(772)	(1,362,773)	(1,180,339)	(491)
Net Realized Capital Gains (Losses) on Investments	(772)	(1,362,773)	(1,180,339)	(491)
Net Change in Unrealized Appreciation (Depreciation)	(3,820)	489,596	226,400	1,991
Net Gain (Loss) on Investment	(4,592)	(873,177)	(953,939)	1,500

Net Increase (Decrease) in Net Assets Resulting from Operations	612	212,262	(77,299)	4,403

Increase (Decrease) in Net Assets from Contract Transactions	40,148	(4,637,889)	4,086,035	2,396

Total Increase (Decrease) in Net Assets	40,760	(4,425,627)	4,008,736	6,799

Net Assets as of December 31, 2024:	$ 226,805	$ 40,130,787	$ 32,712,715	$ 77,476

Investment Income:
Reinvested Dividends	15,174	2,344,201	536,669	5,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,179	507,461	342,852	1,011
Net Investment Income (Loss)	11,995	1,836,740	193,817	4,398

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6,402)	(1,479,510)	(1,103,770)	(686)
Net Realized Capital Gains (Losses) on Investments	(6,402)	(1,479,510)	(1,103,770)	(686)
Net Change in Unrealized Appreciation (Depreciation)	7,113	1,643,901	2,273,136	1,617
Net Gain (Loss) on Investment	711	164,391	1,169,366	931

Net Increase (Decrease) in Net Assets Resulting from Operations	12,706	2,001,131	1,363,183	5,329

Increase (Decrease) in Net Assets from Contract Transactions	(28,773)	(5,892,046)	(9,594,424)	(3,709)

Total Increase (Decrease) in Net Assets	(16,067)	(3,890,915)	(8,231,241)	1,620

Net Assets as of December 31, 2025:	$ 210,738	$ 36,239,872	$ 24,481,474	$ 79,096
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 6,656,087	$ 2,439,643	$ 13,426,952	$ 143,369

Investment Income:
Reinvested Dividends	349,379	53,645	241,134	5,205
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,885	36,256	172,875	1,974
Net Investment Income (Loss)	256,494	17,389	68,259	3,231

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(107,328)	66,466	253,541	(1,178)
Net Realized Capital Gains (Losses) on Investments	(107,328)	66,466	253,541	(1,178)
Net Change in Unrealized Appreciation (Depreciation)	261,816	283,272	1,619,289	(3,582)
Net Gain (Loss) on Investment	154,488	349,738	1,872,830	(4,760)

Net Increase (Decrease) in Net Assets Resulting from Operations	410,982	367,127	1,941,089	(1,529)

Increase (Decrease) in Net Assets from Contract Transactions	(88,159)	(188,726)	(2,531,865)	(2,251)

Total Increase (Decrease) in Net Assets	322,823	178,401	(590,776)	(3,780)

Net Assets as of December 31, 2024:	$ 6,978,910	$ 2,618,044	$ 12,836,176	$ 139,589

Investment Income:
Reinvested Dividends	403,374	40,560	171,632	5,070
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,295	34,202	151,996	1,925
Net Investment Income (Loss)	320,079	6,358	19,636	3,145

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,166	115,860	-
Realized Gain (Loss) on Investments	(74,202)	140,429	486,519	(6,584)
Net Realized Capital Gains (Losses) on Investments	(74,202)	163,595	602,379	(6,584)
Net Change in Unrealized Appreciation (Depreciation)	166,239	59,906	478,055	9,227
Net Gain (Loss) on Investment	92,037	223,501	1,080,434	2,643

Net Increase (Decrease) in Net Assets Resulting from Operations	412,116	229,859	1,100,070	5,788

Increase (Decrease) in Net Assets from Contract Transactions	(921,605)	(424,050)	(2,405,421)	(377)

Total Increase (Decrease) in Net Assets	(509,489)	(194,191)	(1,305,351)	5,411

Net Assets as of December 31, 2025:	$ 6,469,421	$ 2,423,853	$ 11,530,825	$ 145,000
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 31,339,688	$ 67,431,207	$ 175,073

Investment Income:
Reinvested Dividends	691,513	1,071,602	8,460
Investment Expense:
Mortality and Expense Risk and Administrative Charges	335,639	902,860	2,400
Net Investment Income (Loss)	355,874	168,742	6,060

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,014,358	-
Realized Gain (Loss) on Investments	(769,825)	256,795	-
Net Realized Capital Gains (Losses) on Investments	(769,825)	1,271,153	-
Net Change in Unrealized Appreciation (Depreciation)	132,513	6,797,976	-
Net Gain (Loss) on Investment	(637,312)	8,069,129	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(281,438)	8,237,871	6,060

Increase (Decrease) in Net Assets from Contract Transactions	(13,770,203)	(8,535,869)	(14,620)

Total Increase (Decrease) in Net Assets	(14,051,641)	(297,998)	(8,560)

Net Assets as of December 31, 2024:	$ 17,288,047	$ 67,133,209	$ 166,513

Investment Income:
Reinvested Dividends	557,074	1,019,932	6,451
Investment Expense:
Mortality and Expense Risk and Administrative Charges	241,091	847,056	2,244
Net Investment Income (Loss)	315,983	172,876	4,207

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,570,762	-
Realized Gain (Loss) on Investments	(342,078)	901,345	-
Net Realized Capital Gains (Losses) on Investments	(342,078)	4,472,107	-
Net Change in Unrealized Appreciation (Depreciation)	706,138	1,386,754	-
Net Gain (Loss) on Investment	364,060	5,858,861	-

Net Increase (Decrease) in Net Assets Resulting from Operations	680,043	6,031,737	4,207

Increase (Decrease) in Net Assets from Contract Transactions	(3,134,328)	(10,140,906)	(16,458)

Total Increase (Decrease) in Net Assets	(2,454,285)	(4,109,169)	(12,251)

Net Assets as of December 31, 2025:	$ 14,833,762	$ 63,024,040	$ 154,262
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 35,008,333	$ 14,798,502	$ 70,117,869

Investment Income:
Reinvested Dividends	1,839,571	291,847	1,264,158
Investment Expense:
Mortality and Expense Risk and Administrative Charges	518,141	178,024	929,332
Net Investment Income (Loss)	1,321,430	113,823	334,826

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	(365,386)	(907,166)
Net Realized Capital Gains (Losses) on Investments	-	(365,386)	(907,166)
Net Change in Unrealized Appreciation (Depreciation)	-	939,474	5,811,985
Net Gain (Loss) on Investment	-	574,088	4,904,819

Net Increase (Decrease) in Net Assets Resulting from Operations	1,321,430	687,911	5,239,645

Increase (Decrease) in Net Assets from Contract Transactions	2,295,606	(2,795,888)	(8,822,094)

Total Increase (Decrease) in Net Assets	3,617,036	(2,107,977)	(3,582,449)

Net Assets as of December 31, 2024:	$ 38,625,369	$ 12,690,525	$ 66,535,420

Investment Income:
Reinvested Dividends	1,695,676	285,232	1,386,406
Investment Expense:
Mortality and Expense Risk and Administrative Charges	590,703	144,511	838,264
Net Investment Income (Loss)	1,104,973	140,721	548,142

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	(200,236)	(464,136)
Net Realized Capital Gains (Losses) on Investments	-	(200,236)	(464,136)
Net Change in Unrealized Appreciation (Depreciation)	-	843,417	4,797,476
Net Gain (Loss) on Investment	-	643,181	4,333,340

Net Increase (Decrease) in Net Assets Resulting from Operations	1,104,973	783,902	4,881,482

Increase (Decrease) in Net Assets from Contract Transactions	2,061,692	(2,555,158)	(9,322,011)

Total Increase (Decrease) in Net Assets	3,166,665	(1,771,256)	(4,440,529)

Net Assets as of December 31, 2025:	$ 41,792,034	$ 10,919,269	$ 62,094,891
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 100 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 31,490,845	$ 54,519,221	$ 32,332,081	$ 5,070,984

Investment Income:
Reinvested Dividends	473,640	1,016,771	506,769	73,659
Investment Expense:
Mortality and Expense Risk and Administrative Charges	434,602	701,755	433,663	69,577
Net Investment Income (Loss)	39,038	315,016	73,106	4,082

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	112,604
Realized Gain (Loss) on Investments	308,297	(569,295)	237,841	130,786
Net Realized Capital Gains (Losses) on Investments	308,297	(569,295)	237,841	243,390
Net Change in Unrealized Appreciation (Depreciation)	2,914,943	4,025,237	3,040,896	470,406
Net Gain (Loss) on Investment	3,223,240	3,455,942	3,278,737	713,796

Net Increase (Decrease) in Net Assets Resulting from Operations	3,262,278	3,770,958	3,351,843	717,878

Increase (Decrease) in Net Assets from Contract Transactions	(5,166,437)	(8,064,006)	(5,802,180)	(387,310)

Total Increase (Decrease) in Net Assets	(1,904,159)	(4,293,048)	(2,450,337)	330,568

Net Assets as of December 31, 2024:	$ 29,586,686	$ 50,226,173	$ 29,881,744	$ 5,401,552

Investment Income:
Reinvested Dividends	497,999	1,077,589	540,406	79,952
Investment Expense:
Mortality and Expense Risk and Administrative Charges	388,740	616,414	380,526	66,968
Net Investment Income (Loss)	109,259	461,175	159,880	12,984

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	237,474
Realized Gain (Loss) on Investments	431,290	(235,108)	475,934	93,481
Net Realized Capital Gains (Losses) on Investments	431,290	(235,108)	475,934	330,955
Net Change in Unrealized Appreciation (Depreciation)	1,857,917	3,259,039	1,731,588	516,600
Net Gain (Loss) on Investment	2,289,207	3,023,931	2,207,522	847,555

Net Increase (Decrease) in Net Assets Resulting from Operations	2,398,466	3,485,106	2,367,402	860,539

Increase (Decrease) in Net Assets from Contract Transactions	(4,868,892)	(9,234,767)	(4,878,232)	(643,525)

Total Increase (Decrease) in Net Assets	(2,470,426)	(5,749,661)	(2,510,830)	217,014

Net Assets as of December 31, 2025:	$ 27,116,260	$ 44,476,512	$ 27,370,914	$ 5,618,566
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 60,460	$ 20,025,826	$ 37,056,258	$ 17,151,697

Investment Income:
Reinvested Dividends	1,748	458,151	774,449	325,044
Investment Expense:
Mortality and Expense Risk and Administrative Charges	896	250,597	464,577	223,685
Net Investment Income (Loss)	852	207,554	309,872	101,359

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	975	283,588	512,930	485,392
Realized Gain (Loss) on Investments	53	(373,461)	462,331	299,629
Net Realized Capital Gains (Losses) on Investments	1,028	(89,873)	975,261	785,021
Net Change in Unrealized Appreciation (Depreciation)	1,357	835,858	1,006,854	755,095
Net Gain (Loss) on Investment	2,385	745,985	1,982,115	1,540,116

Net Increase (Decrease) in Net Assets Resulting from Operations	3,237	953,539	2,291,987	1,641,475

Increase (Decrease) in Net Assets from Contract Transactions	1,305	(3,124,617)	(4,739,730)	(1,813,247)

Total Increase (Decrease) in Net Assets	4,542	(2,171,078)	(2,447,743)	(171,772)

Net Assets as of December 31, 2024:	$ 65,002	$ 17,854,748	$ 34,608,515	$ 16,979,925

Investment Income:
Reinvested Dividends	2,127	403,257	817,582	328,663
Investment Expense:
Mortality and Expense Risk and Administrative Charges	950	194,490	439,129	220,582
Net Investment Income (Loss)	1,177	208,767	378,453	108,081

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,468	514,783	1,106,029	809,122
Realized Gain (Loss) on Investments	80	(320,345)	539,819	428,268
Net Realized Capital Gains (Losses) on Investments	2,548	194,438	1,645,848	1,237,390
Net Change in Unrealized Appreciation (Depreciation)	2,839	1,041,017	1,524,125	920,072
Net Gain (Loss) on Investment	5,387	1,235,455	3,169,973	2,157,462

Net Increase (Decrease) in Net Assets Resulting from Operations	6,564	1,444,222	3,548,426	2,265,543

Increase (Decrease) in Net Assets from Contract Transactions	(7)	(5,321,104)	(3,613,686)	(2,248,369)

Total Increase (Decrease) in Net Assets	6,557	(3,876,882)	(65,260)	17,174

Net Assets as of December 31, 2025:	$ 71,559	$ 13,977,866	$ 34,543,255	$ 16,997,099
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 22,004,203	$ 11,402,854	$ 27,396,062	$ 9,924

Investment Income:
Reinvested Dividends	762,926	391,391	940,042	217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	288,083	144,631	355,469	138
Net Investment Income (Loss)	474,843	246,760	584,573	79

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(672,247)	(349,022)	(894,955)	(489)
Net Realized Capital Gains (Losses) on Investments	(672,247)	(349,022)	(894,955)	(489)
Net Change in Unrealized Appreciation (Depreciation)	1,695,157	629,221	2,863,369	428
Net Gain (Loss) on Investment	1,022,910	280,199	1,968,414	(61)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,497,753	526,959	2,552,987	18

Increase (Decrease) in Net Assets from Contract Transactions	(2,984,712)	(1,594,454)	(4,152,104)	(14)

Total Increase (Decrease) in Net Assets	(1,486,959)	(1,067,495)	(1,599,117)	4

Net Assets as of December 31, 2024:	$ 20,517,244	$ 10,335,359	$ 25,796,945	$ 9,928

Investment Income:
Reinvested Dividends	638,265	345,037	720,688	190
Investment Expense:
Mortality and Expense Risk and Administrative Charges	265,397	132,907	325,673	140
Net Investment Income (Loss)	372,868	212,130	395,015	50

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(521,085)	(140,338)	(386,767)	(442)
Net Realized Capital Gains (Losses) on Investments	(521,085)	(140,338)	(386,767)	(442)
Net Change in Unrealized Appreciation (Depreciation)	2,292,218	823,084	3,204,663	1,192
Net Gain (Loss) on Investment	1,771,133	682,746	2,817,896	750

Net Increase (Decrease) in Net Assets Resulting from Operations	2,144,001	894,876	3,212,911	800

Increase (Decrease) in Net Assets from Contract Transactions	(3,644,004)	(892,079)	(5,291,691)	(1,946)

Total Increase (Decrease) in Net Assets	(1,500,003)	2,797	(2,078,780)	(1,146)

Net Assets as of December 31, 2025:	$ 19,017,241	$ 10,338,156	$ 23,718,165	$ 8,782
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Real Estate Securities Service Class	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs 70/30 Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,542,795	$ 65,001,444	$ 758,273	$ 281,183,164

Investment Income:
Reinvested Dividends	76,951	951,993	17,900	6,019,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,712	888,686	15,891	3,616,462
Net Investment Income (Loss)	15,239	63,307	2,009	2,403,478

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	25,101	3,212,575
Realized Gain (Loss) on Investments	(135,295)	(668,164)	217	2,790,943
Net Realized Capital Gains (Losses) on Investments	(135,295)	(668,164)	25,318	6,003,518
Net Change in Unrealized Appreciation (Depreciation)	103,230	7,267,685	97,916	12,107,723
Net Gain (Loss) on Investment	(32,065)	6,599,521	123,234	18,111,241

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,826)	6,662,828	125,243	20,514,719

Increase (Decrease) in Net Assets from Contract Transactions	(294,368)	(11,889,414)	581,540	(39,784,995)

Total Increase (Decrease) in Net Assets	(311,194)	(5,226,586)	706,783	(19,270,276)

Net Assets as of December 31, 2024:	$ 4,231,601	$ 59,774,858	$ 1,465,056	$ 261,912,888

Investment Income:
Reinvested Dividends	54,697	1,141,265	16,643	6,289,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,912	786,033	20,356	3,281,294
Net Investment Income (Loss)	(1,215)	355,232	(3,713)	3,008,405

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	34,724	10,340,625
Realized Gain (Loss) on Investments	(84,457)	(238,206)	30,516	3,877,650
Net Realized Capital Gains (Losses) on Investments	(84,457)	(238,206)	65,240	14,218,275
Net Change in Unrealized Appreciation (Depreciation)	387,641	5,346,788	186,466	4,864,041
Net Gain (Loss) on Investment	303,184	5,108,582	251,706	19,082,316

Net Increase (Decrease) in Net Assets Resulting from Operations	301,969	5,463,814	247,993	22,090,721

Increase (Decrease) in Net Assets from Contract Transactions	(736,154)	(9,892,190)	405,385	(38,873,416)

Total Increase (Decrease) in Net Assets	(434,185)	(4,428,376)	653,378	(16,782,695)

Net Assets as of December 31, 2025:	$ 3,797,416	$ 55,346,482	$ 2,118,434	$ 245,130,193
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Great Lakes Advisors Large Cap Value Service Class	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 40,530,593	$ 210,948,639	$ 4,574,919	$ 92,962

Investment Income:
Reinvested Dividends	969,300	3,816,560	46,799	2,010
Investment Expense:
Mortality and Expense Risk and Administrative Charges	512,861	2,861,618	63,019	980
Net Investment Income (Loss)	456,439	954,942	(16,220)	1,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,529,070	2,566,435	236,231	2,769
Realized Gain (Loss) on Investments	(495,337)	5,339,490	84,426	(3,776)
Net Realized Capital Gains (Losses) on Investments	1,033,733	7,905,925	320,657	(1,007)
Net Change in Unrealized Appreciation (Depreciation)	583,218	14,578,521	419,902	(561)
Net Gain (Loss) on Investment	1,616,951	22,484,446	740,559	(1,568)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,073,390	23,439,388	724,339	(538)

Increase (Decrease) in Net Assets from Contract Transactions	(5,641,175)	(33,677,271)	162,437	(28,969)

Total Increase (Decrease) in Net Assets	(3,567,785)	(10,237,883)	886,776	(29,507)

Net Assets as of December 31, 2024:	$ 36,962,808	$ 200,710,756	$ 5,461,695	$ 63,455

Investment Income:
Reinvested Dividends	989,192	3,697,001	49,991	1,109
Investment Expense:
Mortality and Expense Risk and Administrative Charges	468,312	2,601,078	72,289	741
Net Investment Income (Loss)	520,880	1,095,923	(22,298)	368

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	398,462	11,741,446	134,420	6,562
Realized Gain (Loss) on Investments	(428,714)	4,748,077	179,624	303
Net Realized Capital Gains (Losses) on Investments	(30,252)	16,489,523	314,044	6,865
Net Change in Unrealized Appreciation (Depreciation)	2,457,280	1,934,846	950,456	(3,608)
Net Gain (Loss) on Investment	2,427,028	18,424,369	1,264,500	3,257

Net Increase (Decrease) in Net Assets Resulting from Operations	2,947,908	19,520,292	1,242,202	3,625

Increase (Decrease) in Net Assets from Contract Transactions	(4,135,493)	(30,556,861)	324,386	(11,637)

Total Increase (Decrease) in Net Assets	(1,187,585)	(11,036,569)	1,566,588	(8,012)

Net Assets as of December 31, 2025:	$ 35,775,223	$ 189,674,187	$ 7,028,283	$ 55,443
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 6,835,782	$ 90,462,541	$ 27,129	$ 16,726,525

Investment Income:
Reinvested Dividends	143,548	1,546,315	43	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	91,350	1,239,501	257	221,915
Net Investment Income (Loss)	52,198	306,814	(214)	(221,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	221,142	2,105,328	1,937	1,039,296
Realized Gain (Loss) on Investments	84,292	2,289,586	107	(975,427)
Net Realized Capital Gains (Losses) on Investments	305,434	4,394,914	2,044	63,869
Net Change in Unrealized Appreciation (Depreciation)	(539,090)	6,779,878	2,047	2,138,585
Net Gain (Loss) on Investment	(233,656)	11,174,792	4,091	2,202,454

Net Increase (Decrease) in Net Assets Resulting from Operations	(181,458)	11,481,606	3,877	1,980,539

Increase (Decrease) in Net Assets from Contract Transactions	78,941	(15,670,902)	2,978	(2,169,564)

Total Increase (Decrease) in Net Assets	(102,517)	(4,189,296)	6,855	(189,025)

Net Assets as of December 31, 2024:	$ 6,733,265	$ 86,273,245	$ 33,984	$ 16,537,500

Investment Income:
Reinvested Dividends	97,483	1,531,796	3	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,543	1,110,696	291	211,652
Net Investment Income (Loss)	8,940	421,100	(288)	(211,652)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	682,380	10,023,369	3,984	2,055,439
Realized Gain (Loss) on Investments	(27,292)	1,799,016	164	(665,731)
Net Realized Capital Gains (Losses) on Investments	655,088	11,822,385	4,148	1,389,708
Net Change in Unrealized Appreciation (Depreciation)	(345,311)	(2,935,319)	(1,445)	(181,028)
Net Gain (Loss) on Investment	309,777	8,887,066	2,703	1,208,680

Net Increase (Decrease) in Net Assets Resulting from Operations	318,717	9,308,166	2,415	997,028

Increase (Decrease) in Net Assets from Contract Transactions	(539,700)	(17,931,347)	(532)	(1,298,533)

Total Increase (Decrease) in Net Assets	(220,983)	(8,623,181)	1,883	(301,505)

Net Assets as of December 31, 2025:	$ 6,512,282	$ 77,650,064	$ 35,867	$ 16,235,995
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 23,361	$ 40,642,459	$ 181,748	$ 248,910,029

Investment Income:
Reinvested Dividends	494	656,136	3,027	3,247,117
Investment Expense:
Mortality and Expense Risk and Administrative Charges	336	492,879	2,655	3,284,932
Net Investment Income (Loss)	158	163,257	372	(37,815)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(69)	(1,485,331)	(349)	(3,064,679)
Net Realized Capital Gains (Losses) on Investments	(69)	(1,485,331)	(349)	(3,064,679)
Net Change in Unrealized Appreciation (Depreciation)	905	2,875,144	11,832	17,993,936
Net Gain (Loss) on Investment	836	1,389,813	11,483	14,929,257

Net Increase (Decrease) in Net Assets Resulting from Operations	994	1,553,070	11,855	14,891,442

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,115,509)	-	(30,135,903)

Total Increase (Decrease) in Net Assets	994	(5,562,439)	11,855	(15,244,461)

Net Assets as of December 31, 2024:	$ 24,355	$ 35,080,020	$ 193,603	$ 233,665,568

Investment Income:
Reinvested Dividends	1,015	1,145,002	14,988	6,838,753
Investment Expense:
Mortality and Expense Risk and Administrative Charges	350	412,303	6,088	3,001,506
Net Investment Income (Loss)	665	732,699	8,900	3,837,247

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(58)	(1,161,649)	(7,723)	(3,880,066)
Net Realized Capital Gains (Losses) on Investments	(58)	(1,161,649)	(7,723)	(3,880,066)
Net Change in Unrealized Appreciation (Depreciation)	1,610	3,117,225	34,945	21,406,101
Net Gain (Loss) on Investment	1,552	1,955,576	27,222	17,526,035

Net Increase (Decrease) in Net Assets Resulting from Operations	2,217	2,688,275	36,122	21,363,282

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(7,130,098)	248,150	(33,993,919)

Total Increase (Decrease) in Net Assets	2,216	(4,441,823)	284,272	(12,630,637)

Net Assets as of December 31, 2025:	$ 26,571	$ 30,638,197	$ 477,875	$ 221,034,931
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Diversified Equity Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 13,213	$ 135,211,184	$ 144,339	$ 14,142,073

Investment Income:
Reinvested Dividends	172	1,296,930	803	176,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	196	1,857,658	1,591	209,274
Net Investment Income (Loss)	(24)	(560,728)	(788)	(33,241)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,120	293,569
Realized Gain (Loss) on Investments	22	(4,004,041)	11,794	(138,862)
Net Realized Capital Gains (Losses) on Investments	22	(4,004,041)	12,914	154,707
Net Change in Unrealized Appreciation (Depreciation)	1,259	16,454,012	7,250	1,922,344
Net Gain (Loss) on Investment	1,281	12,449,971	20,164	2,077,051

Net Increase (Decrease) in Net Assets Resulting from Operations	1,257	11,889,243	19,376	2,043,810

Increase (Decrease) in Net Assets from Contract Transactions	(36)	(18,666,050)	(101,564)	(476,159)

Total Increase (Decrease) in Net Assets	1,221	(6,776,807)	(82,188)	1,567,651

Net Assets as of December 31, 2024:	$ 14,434	$ 128,434,377	$ 62,151	$ 15,709,724

Investment Income:
Reinvested Dividends	410	3,037,792	4,318	203,076
Investment Expense:
Mortality and Expense Risk and Administrative Charges	208	1,697,782	2,700	217,146
Net Investment Income (Loss)	202	1,340,010	1,618	(14,070)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	8,212	464,342
Realized Gain (Loss) on Investments	36	(2,502,198)	544	30,298
Net Realized Capital Gains (Losses) on Investments	36	(2,502,198)	8,756	494,640
Net Change in Unrealized Appreciation (Depreciation)	1,431	14,291,023	30,201	2,130,171
Net Gain (Loss) on Investment	1,467	11,788,825	38,957	2,624,811

Net Increase (Decrease) in Net Assets Resulting from Operations	1,669	13,128,835	40,575	2,610,741

Increase (Decrease) in Net Assets from Contract Transactions	(36)	(18,680,844)	218,386	(902,974)

Total Increase (Decrease) in Net Assets	1,633	(5,552,009)	258,961	1,707,767

Net Assets as of December 31, 2025:	$ 16,067	$ 122,882,368	$ 321,112	$ 17,417,491
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 822,729	$ 14,507,499	$ 28,603,381	$ 62,614,436

Investment Income:
Reinvested Dividends	6,137	77,976	578,060	1,393,985
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,830	224,286	378,403	789,999
Net Investment Income (Loss)	(6,693)	(146,310)	199,657	603,986

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,245	538,674	-	-
Realized Gain (Loss) on Investments	13,602	1,021,853	(473,070)	(1,142,409)
Net Realized Capital Gains (Losses) on Investments	43,847	1,560,527	(473,070)	(1,142,409)
Net Change in Unrealized Appreciation (Depreciation)	146,046	1,736,748	505,788	2,182,074
Net Gain (Loss) on Investment	189,893	3,297,275	32,718	1,039,665

Net Increase (Decrease) in Net Assets Resulting from Operations	183,200	3,150,965	232,375	1,643,651

Increase (Decrease) in Net Assets from Contract Transactions	(30,370)	4,528,315	(4,083,994)	(7,545,963)

Total Increase (Decrease) in Net Assets	152,830	7,679,280	(3,851,619)	(5,902,312)

Net Assets as of December 31, 2024:	$ 975,559	$ 22,186,779	$ 24,751,762	$ 56,712,124

Investment Income:
Reinvested Dividends	6,357	90,791	754,714	1,540,163
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,792	262,290	340,130	712,937
Net Investment Income (Loss)	(6,435)	(171,499)	414,584	827,226

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	106,523	2,216,564	-	-
Realized Gain (Loss) on Investments	63,724	1,292,223	(334,730)	(923,864)
Net Realized Capital Gains (Losses) on Investments	170,247	3,508,787	(334,730)	(923,864)
Net Change in Unrealized Appreciation (Depreciation)	(35,097)	(846,383)	3,580,632	3,979,560
Net Gain (Loss) on Investment	135,150	2,662,404	3,245,902	3,055,696

Net Increase (Decrease) in Net Assets Resulting from Operations	128,715	2,490,905	3,660,486	3,882,922

Increase (Decrease) in Net Assets from Contract Transactions	(149,283)	(2,621,545)	(3,905,060)	(7,468,114)

Total Increase (Decrease) in Net Assets	(20,568)	(130,640)	(244,574)	(3,585,192)

Net Assets as of December 31, 2025:	$ 954,991	$ 22,056,139	$ 24,507,188	$ 53,126,932
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Madison Diversified Income Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Global Allocation Service Class	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,652,969	$ 22,081,503	$ 47,700,050	$ 12,358,362

Investment Income:
Reinvested Dividends	139,591	341,585	2,148,446	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	72,797	315,748	642,043	155,488
Net Investment Income (Loss)	66,794	25,837	1,506,403	(155,488)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(132,730)	(394,546)	(500,328)	(804,313)
Net Realized Capital Gains (Losses) on Investments	(132,730)	(394,546)	(500,328)	(804,313)
Net Change in Unrealized Appreciation (Depreciation)	185,442	3,184,987	1,480,692	1,405,641
Net Gain (Loss) on Investment	52,712	2,790,441	980,364	601,328

Net Increase (Decrease) in Net Assets Resulting from Operations	119,506	2,816,278	2,486,767	445,840

Increase (Decrease) in Net Assets from Contract Transactions	(236,803)	(2,907,005)	(4,772,240)	(1,437,098)

Total Increase (Decrease) in Net Assets	(117,297)	(90,727)	(2,285,473)	(991,258)

Net Assets as of December 31, 2024:	$ 5,535,672	$ 21,990,776	$ 45,414,577	$ 11,367,104

Investment Income:
Reinvested Dividends	145,894	258,004	2,616,187	1,156,078
Investment Expense:
Mortality and Expense Risk and Administrative Charges	69,355	289,685	602,125	138,004
Net Investment Income (Loss)	76,539	(31,681)	2,014,062	1,018,074

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	734,385	-	-
Realized Gain (Loss) on Investments	(197,927)	(135,270)	(291,068)	(1,020,287)
Net Realized Capital Gains (Losses) on Investments	(197,927)	599,115	(291,068)	(1,020,287)
Net Change in Unrealized Appreciation (Depreciation)	428,353	1,074,871	4,813,958	1,256,697
Net Gain (Loss) on Investment	230,426	1,673,986	4,522,890	236,410

Net Increase (Decrease) in Net Assets Resulting from Operations	306,965	1,642,305	6,536,952	1,254,484

Increase (Decrease) in Net Assets from Contract Transactions	(784,490)	(3,939,523)	(9,012,430)	(2,555,922)

Total Increase (Decrease) in Net Assets	(477,525)	(2,297,218)	(2,475,478)	(1,301,438)

Net Assets as of December 31, 2025:	$ 5,058,147	$ 19,693,558	$ 42,939,099	$ 10,065,666
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA MSCI EAFE Index Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA PineBridge Inflation Opportunities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 8,162,279	$ 45,494	$ 99,670,371	$ 11,514,874

Investment Income:
Reinvested Dividends	222,923	965	1,624,120	358,507
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127,252	690	1,290,557	147,217
Net Investment Income (Loss)	95,671	275	333,563	211,290

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,104	4,073,360	-
Realized Gain (Loss) on Investments	134,690	134	2,385,015	(111,262)
Net Realized Capital Gains (Losses) on Investments	134,690	2,238	6,458,375	(111,262)
Net Change in Unrealized Appreciation (Depreciation)	(139,613)	3,558	5,270,602	(50,785)
Net Gain (Loss) on Investment	(4,923)	5,796	11,728,977	(162,047)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,748	6,071	12,062,540	49,243

Increase (Decrease) in Net Assets from Contract Transactions	1,850,422	-	(20,838,234)	(1,328,241)

Total Increase (Decrease) in Net Assets	1,941,170	6,071	(8,775,694)	(1,278,998)

Net Assets as of December 31, 2024:	$ 10,103,449	$ 51,565	$ 90,894,677	$ 10,235,876

Investment Income:
Reinvested Dividends	233,022	1,143	1,557,849	295,918
Investment Expense:
Mortality and Expense Risk and Administrative Charges	150,746	748	1,122,817	124,367
Net Investment Income (Loss)	82,276	395	435,032	171,551

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,771	10,628,949	-
Realized Gain (Loss) on Investments	521,818	148	1,791,694	(126,823)
Net Realized Capital Gains (Losses) on Investments	521,818	6,919	12,420,643	(126,823)
Net Change in Unrealized Appreciation (Depreciation)	2,218,690	(1,383)	(3,904,266)	328,502
Net Gain (Loss) on Investment	2,740,508	5,536	8,516,377	201,679

Net Increase (Decrease) in Net Assets Resulting from Operations	2,822,784	5,931	8,951,409	373,230

Increase (Decrease) in Net Assets from Contract Transactions	634,290	(1)	(18,287,460)	(2,216,877)

Total Increase (Decrease) in Net Assets	3,457,074	5,930	(9,336,051)	(1,843,647)

Net Assets as of December 31, 2025:	$ 13,560,523	$ 57,495	$ 81,558,626	$ 8,392,229
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA ProFunds UltraBear Service Class (OAM)	TA S&P 500 Index Initial Class	TA S&P 500 Index Service Class	TA Small/Mid Cap Value Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ 92,673,461	$ 3,257,217

Investment Income:
Reinvested Dividends	15,706	-	939,144	32,295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,157	-	1,599,609	46,801
Net Investment Income (Loss)	12,549	-	(660,465)	(14,506)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,292,601	108,076
Realized Gain (Loss) on Investments	(36,786)	-	4,527,295	5,241
Net Realized Capital Gains (Losses) on Investments	(36,786)	-	6,819,896	113,317
Net Change in Unrealized Appreciation (Depreciation)	(29,414)	-	17,094,114	141,556
Net Gain (Loss) on Investment	(66,200)	-	23,914,010	254,873

Net Increase (Decrease) in Net Assets Resulting from Operations	(53,651)	-	23,253,545	240,367

Increase (Decrease) in Net Assets from Contract Transactions	381,801	-	21,602,864	(6,445)

Total Increase (Decrease) in Net Assets	328,150	-	44,856,409	233,922

Net Assets as of December 31, 2024:	$ 328,150	$ -	$ 137,529,870	$ 3,491,139

Investment Income:
Reinvested Dividends	8,595	-	1,146,943	32,903
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,765	-	2,153,085	37,749
Net Investment Income (Loss)	3,830	-	(1,006,142)	(4,846)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	813,680	275,622
Realized Gain (Loss) on Investments	(59,308)	-	6,327,349	7,554
Net Realized Capital Gains (Losses) on Investments	(59,308)	-	7,141,029	283,176
Net Change in Unrealized Appreciation (Depreciation)	(68,029)	-	17,344,962	(73,096)
Net Gain (Loss) on Investment	(127,337)	-	24,485,991	210,080

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,507)	-	23,479,849	205,234

Increase (Decrease) in Net Assets from Contract Transactions	91,947	-	28,541,427	(949,619)

Total Increase (Decrease) in Net Assets	(31,560)	-	52,021,276	(744,385)

Net Assets as of December 31, 2025:	$ 296,590	$ -	$ 189,551,146	$ 2,746,754
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TSW International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 14,860,972	$ 130,012	$ 37,702,583	$ 533,353

Investment Income:
Reinvested Dividends	128,996	-	-	15,922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	208,940	1,804	523,643	7,538
Net Investment Income (Loss)	(79,944)	(1,804)	(523,643)	8,384

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	566,139	5,091	1,609,730	-
Realized Gain (Loss) on Investments	264,362	(3,935)	(3,174,195)	4,366
Net Realized Capital Gains (Losses) on Investments	830,501	1,156	(1,564,465)	4,366
Net Change in Unrealized Appreciation (Depreciation)	394,713	16,040	6,280,021	(2,806)
Net Gain (Loss) on Investment	1,225,214	17,196	4,715,556	1,560

Net Increase (Decrease) in Net Assets Resulting from Operations	1,145,270	15,392	4,191,913	9,944

Increase (Decrease) in Net Assets from Contract Transactions	(401,973)	(17,876)	(3,651,595)	(15,165)

Total Increase (Decrease) in Net Assets	743,297	(2,484)	540,318	(5,221)

Net Assets as of December 31, 2024:	$ 15,604,269	$ 127,528	$ 38,242,901	$ 528,132

Investment Income:
Reinvested Dividends	162,222	-	-	12,571
Investment Expense:
Mortality and Expense Risk and Administrative Charges	204,960	1,627	482,867	7,913
Net Investment Income (Loss)	(42,738)	(1,627)	(482,867)	4,658

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,692,663	20,294	6,607,921	27,076
Realized Gain (Loss) on Investments	138,852	(3,906)	(3,123,509)	21,276
Net Realized Capital Gains (Losses) on Investments	1,831,515	16,388	3,484,412	48,352
Net Change in Unrealized Appreciation (Depreciation)	(661,289)	(3,578)	(179,745)	95,841
Net Gain (Loss) on Investment	1,170,226	12,810	3,304,667	144,193

Net Increase (Decrease) in Net Assets Resulting from Operations	1,127,488	11,183	2,821,800	148,851

Increase (Decrease) in Net Assets from Contract Transactions	(314,656)	(5,694)	(4,280,987)	(46,071)

Total Increase (Decrease) in Net Assets	812,832	5,489	(1,459,187)	102,780

Net Assets as of December 31, 2025:	$ 16,417,101	$ 133,017	$ 36,783,714	$ 630,912
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW International Equity Service Class	TA TSW Mid Cap Value Opportunities Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 6,814,501	$ 14,048,235	$ 6,622,008	$ 80,160,971

Investment Income:
Reinvested Dividends	225,207	166,462	831	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	108,298	184,174	103,174	1,158,795
Net Investment Income (Loss)	116,909	(17,712)	(102,343)	(1,158,795)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,231,452	676,805	8,294,958
Realized Gain (Loss) on Investments	91,425	(224,875)	75,462	608,088
Net Realized Capital Gains (Losses) on Investments	91,425	2,006,577	752,267	8,903,046
Net Change in Unrealized Appreciation (Depreciation)	(128,419)	(1,100,673)	1,112,115	12,874,002
Net Gain (Loss) on Investment	(36,994)	905,904	1,864,382	21,777,048

Net Increase (Decrease) in Net Assets Resulting from Operations	79,915	888,192	1,762,039	20,618,253

Increase (Decrease) in Net Assets from Contract Transactions	1,368,964	(1,763,581)	(264,275)	(9,929,282)

Total Increase (Decrease) in Net Assets	1,448,879	(875,389)	1,497,764	10,688,971

Net Assets as of December 31, 2024:	$ 8,263,380	$ 13,172,846	$ 8,119,772	$ 90,849,942

Investment Income:
Reinvested Dividends	224,888	129,600	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	138,916	170,430	111,996	1,173,409
Net Investment Income (Loss)	85,972	(40,830)	(111,996)	(1,173,409)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	535,249	3,351,083	1,315,013	15,472,436
Realized Gain (Loss) on Investments	411,820	(1,129,011)	223,726	3,183,584
Net Realized Capital Gains (Losses) on Investments	947,069	2,222,072	1,538,739	18,656,020
Net Change in Unrealized Appreciation (Depreciation)	1,521,694	(1,253,651)	(176,288)	(4,139,533)
Net Gain (Loss) on Investment	2,468,763	968,421	1,362,451	14,516,487

Net Increase (Decrease) in Net Assets Resulting from Operations	2,554,735	927,591	1,250,455	13,343,078

Increase (Decrease) in Net Assets from Contract Transactions	299,882	(1,605,363)	(674,661)	(11,579,041)

Total Increase (Decrease) in Net Assets	2,854,617	(677,772)	575,794	1,764,037

Net Assets as of December 31, 2025:	$ 11,117,997	$ 12,495,074	$ 8,695,566	$ 92,613,979
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation	Vanguard® Diversified Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,045,279	$ -	$ 424,423	$ -

Investment Income:
Reinvested Dividends	73,846	-	11,745	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,252	-	8,160	-
Net Investment Income (Loss)	15,594	-	3,585	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	159,716	-	9,955	-
Realized Gain (Loss) on Investments	68,657	-	(699)	-
Net Realized Capital Gains (Losses) on Investments	228,373	-	9,256	-
Net Change in Unrealized Appreciation (Depreciation)	144,182	-	12,296	-
Net Gain (Loss) on Investment	372,555	-	21,552	-

Net Increase (Decrease) in Net Assets Resulting from Operations	388,149	-	25,137	-

Increase (Decrease) in Net Assets from Contract Transactions	(287,134)	-	38,246	-

Total Increase (Decrease) in Net Assets	101,015	-	63,383	-

Net Assets as of December 31, 2024:	$ 3,146,294	$ -	$ 487,806	$ -

Investment Income:
Reinvested Dividends	90,862	-	7,991	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,514	-	21,939	-
Net Investment Income (Loss)	11,348	-	(13,948)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	389,191	-	9,361	-
Realized Gain (Loss) on Investments	18,833	-	(23,754)	-
Net Realized Capital Gains (Losses) on Investments	408,024	-	(14,393)	-
Net Change in Unrealized Appreciation (Depreciation)	195,898	-	131,223	-
Net Gain (Loss) on Investment	603,922	-	116,830	-

Net Increase (Decrease) in Net Assets Resulting from Operations	615,270	-	102,882	-

Increase (Decrease) in Net Assets from Contract Transactions	1,336,501	-	2,586,006	-

Total Increase (Decrease) in Net Assets	1,951,771	-	2,688,888	-

Net Assets as of December 31, 2025:	$ 5,098,065	$ -	$ 3,176,694	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 356,102	$ 4,714,798	$ 1,951,107

Investment Income:
Reinvested Dividends	-	4,463	73,050	48,161
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	4,006	97,302	40,715
Net Investment Income (Loss)	-	457	(24,252)	7,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,815	60,881	39,160
Realized Gain (Loss) on Investments	-	(3,008)	233,562	(9,600)
Net Realized Capital Gains (Losses) on Investments	-	8,807	294,443	29,560
Net Change in Unrealized Appreciation (Depreciation)	-	18,384	474,279	127,593
Net Gain (Loss) on Investment	-	27,191	768,722	157,153

Net Increase (Decrease) in Net Assets Resulting from Operations	-	27,648	744,470	164,599

Increase (Decrease) in Net Assets from Contract Transactions	-	(18,081)	847,267	230,174

Total Increase (Decrease) in Net Assets	-	9,567	1,591,737	394,773

Net Assets as of December 31, 2024:	$ -	$ 365,669	$ 6,306,535	$ 2,345,880

Investment Income:
Reinvested Dividends	-	5,875	105,005	61,133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,454	145,903	52,176
Net Investment Income (Loss)	-	(579)	(40,898)	8,957

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	39,599	418,326	102,698
Realized Gain (Loss) on Investments	-	(2,915)	80,305	1,251
Net Realized Capital Gains (Losses) on Investments	-	36,684	498,631	103,949
Net Change in Unrealized Appreciation (Depreciation)	-	59,253	279,299	255,983
Net Gain (Loss) on Investment	-	95,937	777,930	359,932

Net Increase (Decrease) in Net Assets Resulting from Operations	-	95,358	737,032	368,889

Increase (Decrease) in Net Assets from Contract Transactions	-	291,471	2,685,356	688,732

Total Increase (Decrease) in Net Assets	-	386,829	3,422,388	1,057,621

Net Assets as of December 31, 2025:	$ -	$ 752,498	$ 9,728,923	$ 3,403,501
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 74,743	$ 1,167,435	$ 122,584

Investment Income:
Reinvested Dividends	-	2,408	42,339	3,251
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	613	9,552	1,022
Net Investment Income (Loss)	-	1,795	32,787	2,229

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,031	-	-
Realized Gain (Loss) on Investments	-	424	(2,470)	(149)
Net Realized Capital Gains (Losses) on Investments	-	2,455	(2,470)	(149)
Net Change in Unrealized Appreciation (Depreciation)	-	(1,116)	16,470	(1,398)
Net Gain (Loss) on Investment	-	1,339	14,000	(1,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	3,134	46,787	682

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,778)	(14,519)	10,741

Total Increase (Decrease) in Net Assets	-	1,356	32,268	11,423

Net Assets as of December 31, 2024:	$ -	$ 76,099	$ 1,199,703	$ 134,007

Investment Income:
Reinvested Dividends	-	4,115	69,360	4,726
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,124	12,797	1,090
Net Investment Income (Loss)	-	2,991	56,563	3,636

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,635	-	-
Realized Gain (Loss) on Investments	-	205	132	(63)
Net Realized Capital Gains (Losses) on Investments	-	2,840	132	(63)
Net Change in Unrealized Appreciation (Depreciation)	-	(6,458)	34,484	4,441
Net Gain (Loss) on Investment	-	(3,618)	34,616	4,378

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(627)	91,179	8,014

Increase (Decrease) in Net Assets from Contract Transactions	-	82,386	409,699	(3,817)

Total Increase (Decrease) in Net Assets	-	81,759	500,878	4,197

Net Assets as of December 31, 2025:	$ -	$ 157,858	$ 1,700,581	$ 138,204
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index	Voya Global Perspectives Class S Shares
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-
Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-
Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-
Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-
Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

1. Organization
Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica Landmark℠ NY Variable Annuity, Transamerica Axiom℠ II, Transamerica Principium℠ III, Transamerica Retirement Income Plus, Transamerica Income Elite℠ II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica Liberty℠ NY Variable Annuity, Transamerica Axiom℠ NY Variable Annuity, Transamerica Principium℠ II Variable Annuity, Income Elite℠ Variable Annuity, Transamerica Annuity I-Share, Transamerica Inspire℠ Variable Annuity, Transamerica Advisory Annuity, Transamerica Axiom℠ III Variable Annuity, Transamerica Principium℠ IV Variable Annuity, and Transamerica I-Share II Variable Annuity.
TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
Columbia Funds Variable Series Trust	Columbia Funds Variable Series Trust
Columbia Variable Portfolio - Acorn	Columbia Variable Portfolio - Acorn Fund
Columbia Variable Portfolio - Acorn International	Columbia Variable Portfolio - Acorn International Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
Dimensional VA Equity Allocation	Dimensional VA Equity Allocation Portfolio
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA Global Moderate Allocation	Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP JPMorgan Core Bond Standard Shares	LVIP JPMorgan Core Bond Standard Shares
LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Mid Cap Value Standard Shares
LVIP JPMorgan Small Cap Core Standard Shares	LVIP JPMorgan Small Cap Core Standard Shares
LVIP JPMorgan U.S. Equity Standard Shares	LVIP JPMorgan U.S. Equity Standard Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Putnam Variable Trust	Putnam Variable Trust
Putnam VT International Value Class IB Shares	Putnam VT International Value Fund Class IB Shares
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Great Lakes Advisors Large Cap Value Service Class	Transamerica Great Lakes Advisors Large Cap Value VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Diversified Equity Allocation Initial Class	Transamerica JPMorgan Diversified Equity Allocation VP Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	Transamerica JPMorgan Diversified Equity Allocation VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Putnam VT International Value Class IB Shares	October 20, 2025
LVIP JPMorgan Core Bond Standard Shares	April 28, 2023
LVIP JPMorgan Mid Cap Value Standard Shares	April 28, 2023
LVIP JPMorgan Small Cap Core Standard Shares	April 28, 2023
LVIP JPMorgan U.S. Equity Standard Shares	April 28, 2023
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
Columbia Variable Portfolio - Acorn	Wanger Acorn
Columbia Variable Portfolio - Acorn International	Wanger International
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Asset Allocation - Growth Service Class

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

3. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Balanced Hedged Allocation Class B Shares	$279,050	$860,118
AB Large Cap Growth Class B Shares	25,311	40,317
AB Relative Value Class B Shares	4,804,597	6,742,319
American Funds - Asset Allocation Class 2 Shares	5,036,580	6,165,397
American Funds - Asset Allocation Class 4 Shares	2,171,009	377,288
American Funds - Growth Class 2 Shares	12,583,287	19,985,965
American Funds - Growth Class 4 Shares	14,820,016	3,544,481
American Funds - Growth-Income Class 2 Shares	7,865,520	9,943,411
American Funds - Growth-Income Class 4 Shares	8,298,813	1,247,328
American Funds - International Class 2 Shares	882,471	5,961,669
American Funds - International Class 4 Shares	1,538,034	778,731
American Funds - New World Class 4 Shares	917,417	357,360
American Funds - The Bond Fund of America Class 2 Shares	2,643,306	5,048,601
American Funds - The Bond Fund of America Class 4 Shares	3,296,304	1,056,622
Columbia - Acorn	-	-
Columbia - Acorn International	-	-
Dimensional VA Equity Allocation	-	-
Dimensional VA Global Bond	72,607	24,800
Dimensional VA Global Moderate Allocation	-	-
Dimensional VA International Small	-	-
Dimensional VA International Value	-	-
Dimensional VA Short-Term Fixed	-	-
Dimensional VA U.S. Large Value	-	-
Dimensional VA U.S. Targeted Value	-	-
Fidelity® VIP Balanced Service Class 2	6,023,684	7,393,026
Fidelity® VIP Consumer Staples Initial Class	644,323	161,459
Fidelity® VIP Contrafund® Initial Class	-	-
Fidelity® VIP Contrafund® Service Class 2	20,861,057	18,035,670
Fidelity® VIP Energy Service Class 2	1,840,201	657,518
Fidelity® VIP Equity-Income Service Class 2	22,781	97,728
Fidelity® VIP Growth Service Class 2	159,961	74,621
Fidelity® VIP Growth Opportunities Service Class 2	82	333
Fidelity® VIP Health Care Service Class 2	1,365,831	764,107
Fidelity® VIP Mid Cap Initial Class	-	-
Fidelity® VIP Mid Cap Service Class 2	6,045,512	7,661,447
Fidelity® VIP Technology Initial Class	14,116,555	9,490,909

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Utilities Initial Class	687,726	368,679
Fidelity® VIP Value Strategies Initial Class	$530	$1,884
Fidelity® VIP Value Strategies Service Class 2	2,805,332	2,106,748
Franklin Allocation Class 4 Shares	53,797	150,559
Franklin Income Class 2 Shares	64,323	222,327
Franklin Mutual Shares Class 2 Shares	23,397	69,968
Franklin Templeton Foreign Class 2 Shares	53,025	130,616
Invesco V.I. American Franchise Series II Shares	13,437	14,822
Janus Henderson - Enterprise Service Shares	12,794	22,023
Janus Henderson - Global Research Service Shares	27,315	74,422
Janus Henderson - Mid Cap Value Service Shares	279	154
LVIP JPMorgan Core Bond Standard Shares	142,249	25,677
LVIP JPMorgan Mid Cap Value Standard Shares	4,733	221,294
LVIP JPMorgan Small Cap Core Standard Shares	-	-
LVIP JPMorgan U.S. Equity Standard Shares	1,787	8,975
MFS® New Discovery Service Class	-	128,319
MFS® Total Return Service Class	53,479	97,610
Putnam VT International Value Class IB Shares	102	102
State Street Total Return V.I.S. Class 3 Shares	370,907	1,387,953
TA 60/40 Allocation Service Class	2,014,614	1,926,407
TA Aegon Bond Initial Class	15,462	32,242
TA Aegon Bond Service Class	3,421,914	7,477,231
TA Aegon Core Bond Service Class	3,594,349	12,994,954
TA Aegon High Yield Bond Initial Class	5,409	4,721
TA Aegon High Yield Bond Service Class	1,238,128	1,839,654
TA Aegon Sustainable Equity Income Initial Class	63,726	458,258
TA Aegon Sustainable Equity Income Service Class	661,467	2,931,381
TA Aegon U.S. Government Securities Initial Class	26,409	23,639
TA Aegon U.S. Government Securities Service Class	12,698,533	15,516,893
TA American Funds Managed Risk - Balanced Service Class	5,749,966	12,147,227
TA BlackRock Government Money Market Initial Class	7,021	19,269
TA BlackRock Government Money Market Service Class	49,403,583	46,237,618
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,001,784	3,416,211
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	2,542,772	11,316,648
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,062,918	5,822,561
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,368,889	10,142,506

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,019,394	5,737,727
TA BlackRock iShares Edge 100 Service Class	415,666	808,733
TA BlackRock iShares Edge 40 Initial Class	$4,595	$957
TA BlackRock iShares Edge 40 Service Class	1,194,699	5,792,253
TA BlackRock iShares Edge 50 Service Class	2,893,703	5,022,905
TA BlackRock iShares Edge 75 Service Class	1,377,489	2,708,660
TA BlackRock iShares Tactical - Balanced Service Class	987,037	4,258,160
TA BlackRock iShares Tactical - Conservative Service Class	633,429	1,313,364
TA BlackRock iShares Tactical - Growth Service Class	1,578,633	6,475,305
TA BlackRock Real Estate Securities Initial Class	190	2,086
TA BlackRock Real Estate Securities Service Class	290,751	1,028,122
TA BlackRock Tactical Allocation Service Class	3,299,932	12,836,918
TA Goldman Sachs 70/30 Service Class	1,574,406	1,138,011
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	19,548,687	45,073,233
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,325,582	6,541,711
TA Goldman Sachs Managed Risk - Growth ETF Service Class	18,932,130	36,651,713
TA Great Lakes Advisors Large Cap Value Service Class	1,115,727	679,221
TA International Focus Initial Class	7,670	12,376
TA International Focus Service Class	1,569,515	1,417,894
TA Janus Balanced Service Class	13,104,629	20,591,514
TA Janus Mid-Cap Growth Initial Class	3,987	826
TA Janus Mid-Cap Growth Service Class	3,193,873	2,648,618
TA JPMorgan Asset Allocation - Conservative Initial Class	1,015	351
TA JPMorgan Asset Allocation - Conservative Service Class	1,594,891	7,992,262
TA JPMorgan Asset Allocation - Moderate Initial Class	329,150	72,099
TA JPMorgan Asset Allocation - Moderate Service Class	12,080,945	42,237,662
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	410	243
TA JPMorgan Asset Allocation - Moderate Growth Service Class	4,504,613	21,845,446
TA JPMorgan Diversified Equity Allocation Initial Class	230,913	2,697
TA JPMorgan Diversified Equity Allocation Service Class	1,600,400	2,053,103
TA JPMorgan Enhanced Index Initial Class	114,532	163,728
TA JPMorgan Enhanced Index Service Class	7,922,310	8,498,790
TA JPMorgan International Moderate Growth Service Class	1,546,661	5,037,186
TA JPMorgan Tactical Allocation Service Class	2,092,888	8,733,778
TA Madison Diversified Income Service Class	287,125	995,077
TA Market Participation Strategy Service Class	1,315,025	4,551,849

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA Morgan Stanley Global Allocation Service Class	4,058,277	11,056,685
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,205,017	2,742,867
TA MSCI EAFE Index Service Class	3,228,357	2,511,787
TA Multi-Managed Balanced Initial Class	$7,915	$748
TA Multi-Managed Balanced Service Class	13,603,278	20,826,754
TA PineBridge Inflation Opportunities Service Class	822,052	2,867,373
TA ProFunds UltraBear Service Class (OAM)	271,132	175,355
TA S&P 500 Index Initial Class	-	-
TA S&P 500 Index Service Class	44,908,571	16,559,618
TA Small/Mid Cap Value Initial Class	309,754	988,600
TA Small/Mid Cap Value Service Class	5,221,677	3,886,419
TA T. Rowe Price Small Cap Initial Class	22,088	9,115
TA T. Rowe Price Small Cap Service Class	9,991,451	8,147,377
TA TSW International Equity Initial Class	61,117	75,459
TA TSW International Equity Service Class	3,279,897	2,358,792
TA TSW Mid Cap Value Opportunities Service Class	4,577,232	2,872,340
TA WMC US Growth Initial Class	1,377,420	849,081
TA WMC US Growth Service Class	19,502,370	16,782,390
Vanguard® Balanced	2,036,300	299,260
Vanguard® Capital Growth	-	-
Vanguard® Conservative Allocation	2,811,138	229,718
Vanguard® Diversified Value	-	-
Vanguard® Equity Income	-	-
Vanguard® Equity Index	-	-
Vanguard® Global Bond Index	-	-
Vanguard® Growth	-	-
Vanguard® High Yield Bond	-	-
Vanguard® International	346,950	16,460
Vanguard® Mid-Cap Index	3,536,957	474,169
Vanguard® Moderate Allocation	952,689	152,302
Vanguard® Money Market	-	-
Vanguard® Real Estate Index	91,142	3,131
Vanguard® Short-Term Investment Grade	523,024	56,763
Vanguard® Total Bond Market Index	6,327	6,508
Vanguard® Total International Stock Market Index	-	-
Vanguard® Total Stock Market Index	-	-
Voya Global Perspectives Class S Shares	-	-

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	3,825	(117,514)	(113,689)	17,509	(176,062)	(158,553)
AB Large Cap Growth Class B Shares	27	(4,946)	(4,919)	-	(9,755)	(9,755)
AB Relative Value Class B Shares	122,799	(566,144)	(443,345)	88,290	(569,455)	(481,165)
American Funds - Asset Allocation Class 2 Shares	27,295	(743,939)	(716,644)	352,758	(930,383)	(577,625)
American Funds - Asset Allocation Class 4 Shares	96,325	(17,989)	78,336	99,764	(14,082)	85,682
American Funds - Growth Class 2 Shares	132,053	(685,072)	(553,019)	237,066	(591,526)	(354,460)
American Funds - Growth Class 4 Shares	498,914	(135,118)	363,796	534,628	(223,831)	310,797
American Funds - Growth-Income Class 2 Shares	80,662	(668,568)	(587,906)	126,170	(392,368)	(266,198)
American Funds - Growth-Income Class 4 Shares	292,730	(54,242)	238,488	250,009	(109,707)	140,302
American Funds - International Class 2 Shares	126,823	(1,368,086)	(1,241,263)	747,101	(1,330,523)	(583,422)
American Funds - International Class 4 Shares	106,024	(54,943)	51,081	88,843	(24,111)	64,732
American Funds - New World Class 4 Shares	53,207	(21,459)	31,748	14,632	(1,729)	12,903
American Funds - The Bond Fund of America Class 2 Shares	639,579	(1,536,148)	(896,569)	1,089,790	(1,022,641)	67,149
American Funds - The Bond Fund of America Class 4 Shares	326,715	(106,736)	219,979	168,998	(71,196)	97,802
Columbia - Acorn	-	-	-	-	-	-
Columbia - Acorn International	-	-	-	-	-	-
Dimensional VA Equity Allocation	-	-	-	-	-	-
Dimensional VA Global Bond	6,447	(2,221)	4,226	2,853	(5,965)	(3,112)
Dimensional VA Global Moderate Allocation	-	-	-	-	-	-
Dimensional VA International Small	-	-	-	-	-	-
Dimensional VA International Value	-	-	-	-	-	-
Dimensional VA Short-Term Fixed	-	-	-	-	-	-
Dimensional VA U.S. Large Value	-	-	-	-	-	-
Dimensional VA U.S. Targeted Value	-	-	-	-	-	-
Fidelity® VIP Balanced Service Class 2	224,688	(646,969)	(422,281)	238,333	(998,091)	(759,758)
Fidelity® VIP Consumer Staples Initial Class	41,424	(10,436)	30,988	48,035	(27,846)	20,189
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	184,143	(766,518)	(582,375)	276,335	(823,278)	(546,943)
Fidelity® VIP Energy Service Class 2	64,000	(21,508)	42,492	100,075	(73,261)	26,814
Fidelity® VIP Equity-Income Service Class 2	-	(31,796)	(31,796)	-	(35,873)	(35,873)
Fidelity® VIP Growth Service Class 2	-	(9,384)	(9,384)	-	(6,602)	(6,602)
Fidelity® VIP Growth Opportunities Service Class 2	-	(40)	(40)	-	(41)	(41)
Fidelity® VIP Health Care Service Class 2	92,843	(60,860)	31,983	181,981	(77,378)	104,603
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Service Class 2	133,484	(488,980)	(355,496)	263,183	(387,893)	(124,710)
Fidelity® VIP Technology Initial Class	452,142	(327,715)	124,427	652,398	(217,826)	434,572
Fidelity® VIP Utilities Initial Class	34,798	(19,413)	15,385	53,669	(46,673)	6,996
Fidelity® VIP Value Strategies Initial Class	-	(63)	(63)	-	(67)	(67)
Fidelity® VIP Value Strategies Service Class 2	106,947	(128,055)	(21,108)	88,013	(98,592)	(10,579)
Franklin Allocation Class 4 Shares	-	(47,799)	(47,799)	421	(125,405)	(124,984)
Franklin Income Class 2 Shares	143	(104,022)	(103,879)	34	(109,700)	(109,666)
Franklin Mutual Shares Class 2 Shares	-	(34,319)	(34,319)	21	(35,677)	(35,656)
Franklin Templeton Foreign Class 2 Shares	-	(96,995)	(96,995)	-	(72,273)	(72,273)
Invesco V.I. American Franchise Series II Shares	-	(2,690)	(2,690)	-	(14,784)	(14,784)
Janus Henderson - Enterprise Service Shares	-	(2,415)	(2,415)	-	(6,156)	(6,156)
Janus Henderson - Global Research Service Shares	-	(22,522)	(22,522)	-	(10,018)	(10,018)
Janus Henderson - Mid Cap Value Service Shares	-	(32)	(32)	-	(32)	(32)
LVIP JPMorgan Core Bond Standard Shares	99,954	(16,701)	83,253	7,082	(40,497)	(33,415)
LVIP JPMorgan Mid Cap Value Standard Shares	-	(40,452)	(40,452)	-	(23)	(23)
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-
LVIP JPMorgan U.S. Equity Standard Shares	-	(983)	(983)	665	(21,780)	(21,115)
MFS® New Discovery Service Class	-	(24,016)	(24,016)	-	(28,693)	(28,693)
MFS® Total Return Service Class	13	(37,100)	(37,087)	-	(45,741)	(45,741)
Putnam VT International Value Class IB Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
State Street Total Return V.I.S. Class 3 Shares	11,109	(184,556)	(173,447)	6,351	(201,103)	(194,752)
TA 60/40 Allocation Service Class	62,441	(107,582)	(45,141)	23,999	(44,351)	(20,352)
TA Aegon Bond Initial Class	179	(17,196)	(17,017)	25,862	(1,321)	24,541
TA Aegon Bond Service Class	242,969	(2,155,432)	(1,912,463)	523,492	(2,308,159)	(1,784,667)
TA Aegon Core Bond Service Class	464,301	(1,836,813)	(1,372,512)	1,087,930	(1,545,578)	(457,648)
TA Aegon High Yield Bond Initial Class	-	(958)	(958)	1,661	(416)	1,245
TA Aegon High Yield Bond Service Class	90,359	(247,529)	(157,170)	130,407	(203,856)	(73,449)
TA Aegon Sustainable Equity Income Initial Class	-	(115,621)	(115,621)	-	(56,147)	(56,147)
TA Aegon Sustainable Equity Income Service Class	24,389	(290,010)	(265,621)	49,204	(452,449)	(403,245)
TA Aegon U.S. Government Securities Initial Class	10,968	(11,334)	(366)	73	(1,279)	(1,206)
TA Aegon U.S. Government Securities Service Class	2,977,942	(3,768,168)	(790,226)	822,295	(3,876,548)	(3,054,253)
TA American Funds Managed Risk - Balanced Service Class	75,548	(727,234)	(651,686)	85,211	(677,200)	(591,989)
TA BlackRock Government Money Market Initial Class	412	(12,133)	(11,721)	2,020	(12,748)	(10,728)
TA BlackRock Government Money Market Service Class	10,065,616	(10,418,015)	(352,399)	6,868,560	(7,050,523)	(181,963)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	217,113	(804,238)	(587,125)	237,205	(988,402)	(751,197)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	175,198	(1,771,069)	(1,595,871)	408,650	(2,132,053)	(1,723,403)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	62,563	(973,712)	(911,149)	137,184	(1,362,069)	(1,224,885)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	51,139	(2,113,225)	(2,062,086)	105,025	(1,420,851)	(1,315,826)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	39,984	(752,946)	(712,962)	26,089	(938,838)	(912,749)
TA BlackRock iShares Edge 100 Service Class	4,785	(34,815)	(30,030)	38,378	(56,207)	(17,829)
TA BlackRock iShares Edge 40 Initial Class	-	(3)	(3)	668	(4)	664
TA BlackRock iShares Edge 40 Service Class	24,343	(667,572)	(643,229)	215,985	(771,746)	(555,761)
TA BlackRock iShares Edge 50 Service Class	67,006	(314,093)	(247,087)	17,734	(363,644)	(345,910)
TA BlackRock iShares Edge 75 Service Class	14,252	(139,416)	(125,164)	31,987	(144,866)	(112,879)
TA BlackRock iShares Tactical - Balanced Service Class	38,894	(712,219)	(673,325)	17,404	(645,581)	(628,177)
TA BlackRock iShares Tactical - Conservative Service Class	28,649	(215,895)	(187,246)	90,784	(612,235)	(521,451)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock iShares Tactical - Growth Service Class	51,818	(624,677)	(572,859)	51,488	(584,559)	(533,071)
TA BlackRock Real Estate Securities Initial Class	-	(600)	(600)	640	(634)	6
TA BlackRock Real Estate Securities Service Class	28,847	(251,654)	(222,807)	59,431	(140,077)	(80,646)
TA BlackRock Tactical Allocation Service Class	154,359	(1,852,019)	(1,697,660)	74,716	(2,190,464)	(2,115,748)
TA Goldman Sachs 70/30 Service Class	91,891	(67,471)	24,420	49,441	(6,520)	42,921
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	428,339	(7,163,004)	(6,734,665)	720,179	(8,926,966)	(8,206,787)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	168,758	(1,439,260)	(1,270,502)	200,566	(1,463,547)	(1,262,981)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	700,917	(6,699,354)	(5,998,437)	798,935	(7,870,708)	(7,071,773)
TA Great Lakes Advisors Large Cap Value Service Class	54,640	(35,402)	19,238	47,133	(35,121)	12,012
TA International Focus Initial Class	-	(4,536)	(4,536)	1,537	(9,267)	(7,730)
TA International Focus Service Class	61,862	(140,775)	(78,913)	99,467	(149,541)	(50,074)
TA Janus Balanced Service Class	279,453	(1,864,649)	(1,585,196)	599,484	(1,748,331)	(1,148,847)
TA Janus Mid-Cap Growth Initial Class	-	(163)	(163)	1,110	(115)	995
TA Janus Mid-Cap Growth Service Class	54,098	(169,938)	(115,840)	59,181	(328,410)	(269,229)
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Service Class	119,905	(1,506,133)	(1,386,228)	59,141	(1,502,968)	(1,443,827)
TA JPMorgan Asset Allocation - Moderate Initial Class	124,335	(27,112)	97,223	-	-	-
TA JPMorgan Asset Allocation - Moderate Service Class	480,692	(6,488,818)	(6,008,126)	321,477	(7,125,555)	(6,804,078)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(12)	(12)	-	(12)	(12)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	202,212	(2,881,005)	(2,678,793)	248,086	(3,235,548)	(2,987,462)
TA JPMorgan Diversified Equity Allocation Initial Class	57,358	(1)	57,357	-	(28,209)	(28,209)
TA JPMorgan Diversified Equity Allocation Service Class	35,043	(221,943)	(186,900)	27,490	(78,139)	(50,649)
TA JPMorgan Enhanced Index Initial Class	247	(18,882)	(18,635)	40	(4,288)	(4,248)
TA JPMorgan Enhanced Index Service Class	138,610	(220,976)	(82,366)	336,443	(237,742)	98,701
TA JPMorgan International Moderate Growth Service Class	174,468	(1,370,755)	(1,196,287)	282,096	(1,661,581)	(1,379,485)
TA JPMorgan Tactical Allocation Service Class	83,686	(1,426,480)	(1,342,794)	191,656	(1,413,387)	(1,221,731)
TA Madison Diversified Income Service Class	13,042	(67,963)	(54,921)	29,439	(50,406)	(20,967)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Market Participation Strategy Service Class	18,757	(370,899)	(352,142)	19,464	(435,822)	(416,358)
TA Morgan Stanley Global Allocation Service Class	160,218	(1,855,268)	(1,695,050)	598,482	(1,675,828)	(1,077,346)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	4,936	(226,151)	(221,215)	45,145	(176,195)	(131,050)
TA MSCI EAFE Index Service Class	196,516	(166,210)	30,306	196,190	(57,816)	138,374
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Service Class	99,102	(1,456,456)	(1,357,354)	135,002	(1,868,926)	(1,733,924)
TA PineBridge Inflation Opportunities Service Class	114,277	(834,965)	(720,688)	122,554	(863,997)	(741,443)
TA ProFunds UltraBear Service Class (OAM)	32,153	(22,747)	9,406	71,715	(36,396)	35,319
TA S&P 500 Index Initial Class	-	-	-	-	-	-
TA S&P 500 Index Service Class	1,648,309	(573,075)	1,075,234	1,590,255	(621,894)	968,361
TA Small/Mid Cap Value Initial Class	44	(104,079)	(104,035)	-	(261)	(261)
TA Small/Mid Cap Value Service Class	172,292	(291,371)	(119,079)	150,733	(298,783)	(148,050)
TA T. Rowe Price Small Cap Initial Class	55	(1,403)	(1,348)	771	(5,096)	(4,325)
TA T. Rowe Price Small Cap Service Class	132,633	(438,692)	(306,059)	148,594	(499,474)	(350,880)
TA TSW International Equity Initial Class	6,083	(20,909)	(14,826)	16	(5,404)	(5,388)
TA TSW International Equity Service Class	173,152	(216,387)	(43,235)	297,356	(119,203)	178,153
TA TSW Mid Cap Value Opportunities Service Class	68,119	(160,180)	(92,061)	36,813	(177,156)	(140,343)
TA WMC US Growth Initial Class	11,831	(142,666)	(130,835)	1,341	(66,666)	(65,325)
TA WMC US Growth Service Class	103,622	(535,128)	(431,506)	300,135	(888,925)	(588,790)
Vanguard® Balanced	111,737	(15,196)	96,541	70,450	(91,763)	(21,313)
Vanguard® Capital Growth	-	-	-	-	-	-
Vanguard® Conservative Allocation	232,310	(18,560)	213,750	4,688	(1,165)	3,523
Vanguard® Diversified Value	-	-	-	-	-	-
Vanguard® Equity Income	-	-	-	-	-	-
Vanguard® Equity Index	-	-	-	-	-	-
Vanguard® Global Bond Index	-	-	-	-	-	-
Vanguard® Growth	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® High Yield Bond	-	-	-	-	-	-
Vanguard® International	12,237	(399)	11,838	30	(847)	(817)
Vanguard® Mid-Cap Index	102,337	(12,497)	89,840	81,776	(47,874)	33,902
Vanguard® Moderate Allocation	59,765	(7,851)	51,914	24,939	(6,025)	18,914
Vanguard® Money Market	-	-	-	-	-	-
Vanguard® Real Estate Index	4,631	(122)	4,509	194	(284)	(90)
Vanguard® Short-Term Investment Grade	38,372	(3,685)	34,687	2,346	(3,646)	(1,300)
Vanguard® Total Bond Market Index	142	(493)	(351)	1,633	(607)	1,026
Vanguard® Total International Stock Market Index	-	-	-	-	-	-
Vanguard® Total Stock Market Index	-	-	-	-	-	-
Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	$46,886	$(810,307)	$(763,421)	$220,812	$(764,141)	$(543,329)
AB Large Cap Growth Class B Shares	204	(36,776)	(36,572)	-	(66,140)	(66,140)
AB Relative Value Class B Shares	2,279,864	(6,421,969)	(4,142,105)	1,186,780	(5,809,742)	(4,622,962)
American Funds - Asset Allocation Class 2 Shares	286,065	(5,352,036)	(5,065,971)	7,102,188	(6,632,696)	469,492
American Funds - Asset Allocation Class 4 Shares	1,520,752	(280,237)	1,240,515	1,429,785	(197,761)	1,232,024
American Funds - Growth Class 2 Shares	5,770,547	(18,718,954)	(12,948,407)	7,065,613	(19,643,180)	(12,577,567)
American Funds - Growth Class 4 Shares	11,899,464	(3,192,611)	8,706,853	10,364,267	(4,328,077)	6,036,190
American Funds - Growth-Income Class 2 Shares	1,914,857	(9,439,542)	(7,524,685)	1,344,371	(6,614,836)	(5,270,465)
American Funds - Growth-Income Class 4 Shares	5,946,178	(1,098,878)	4,847,300	4,370,812	(1,943,656)	2,427,156
American Funds - International Class 2 Shares	663,870	(5,669,650)	(5,005,780)	2,716,526	(5,552,797)	(2,836,271)
American Funds - International Class 4 Shares	1,491,982	(733,196)	758,786	1,133,276	(309,140)	824,136
American Funds - New World Class 4 Shares	847,283	(339,722)	507,561	201,876	(24,041)	177,835
American Funds - The Bond Fund of America Class 2 Shares	1,994,070	(4,812,542)	(2,818,472)	2,467,240	(4,128,487)	(1,661,247)
American Funds - The Bond Fund of America Class 4 Shares	3,025,627	(990,008)	2,035,619	1,540,878	(642,303)	898,575
Columbia - Acorn	-	-	-	-	-	-
Columbia - Acorn International	-	-	-	-	-	-
Dimensional VA Equity Allocation	-	-	-	-	-	-
Dimensional VA Global Bond	62,794	(21,329)	41,465	26,700	(56,444)	(29,744)
Dimensional VA Global Moderate Allocation	-	-	-	-	-	-
Dimensional VA International Small	-	-	-	-	-	-
Dimensional VA International Value	-	-	-	-	-	-
Dimensional VA Short-Term Fixed	-	-	-	-	-	-
Dimensional VA U.S. Large Value	-	-	-	-	-	-
Dimensional VA U.S. Targeted Value	-	-	-	-	-	-
Fidelity® VIP Balanced Service Class 2	3,393,099	(6,893,965)	(3,500,866)	3,238,198	(6,464,309)	(3,226,111)
Fidelity® VIP Consumer Staples Initial Class	566,554	(147,198)	419,356	675,276	(391,527)	283,749

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Service Class 2	$7,056,195	$(17,039,803)	$(9,983,608)	$9,140,626	$(16,894,921)	$(7,754,295)
Fidelity® VIP Energy Service Class 2	1,782,722	(615,957)	1,166,765	2,817,129	(2,076,977)	740,152
Fidelity® VIP Equity-Income Service Class 2	-	(93,225)	(93,225)	-	(123,600)	(123,600)
Fidelity® VIP Growth Service Class 2	-	(57,995)	(57,995)	-	(39,801)	(39,801)
Fidelity® VIP Growth Opportunities Service Class 2	-	(238)	(238)	-	(169)	(169)
Fidelity® VIP Health Care Service Class 2	1,124,791	(724,089)	400,702	2,192,065	(957,802)	1,234,263
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Service Class 2	2,729,899	(7,389,117)	(4,659,218)	4,079,255	(5,654,753)	(1,575,498)
Fidelity® VIP Technology Initial Class	12,018,849	(9,064,134)	2,954,715	15,078,290	(5,067,217)	10,011,073
Fidelity® VIP Utilities Initial Class	618,975	(350,131)	268,844	819,245	(710,977)	108,268
Fidelity® VIP Value Strategies Initial Class	-	(1,817)	(1,817)	-	(1,925)	(1,925)
Fidelity® VIP Value Strategies Service Class 2	2,218,337	(1,966,393)	251,944	1,953,890	(1,872,784)	81,106
Franklin Allocation Class 4 Shares	-	(135,627)	(135,627)	1,144	(324,215)	(323,071)
Franklin Income Class 2 Shares	289	(206,852)	(206,563)	63	(204,276)	(204,213)
Franklin Mutual Shares Class 2 Shares	-	(66,971)	(66,971)	39	(65,791)	(65,752)
Franklin Templeton Foreign Class 2 Shares	-	(121,955)	(121,955)	-	(83,527)	(83,527)
Invesco V.I. American Franchise Series II Shares	-	(12,729)	(12,729)	-	(60,526)	(60,526)
Janus Henderson - Enterprise Service Shares	-	(19,905)	(19,905)	-	(50,775)	(50,775)
Janus Henderson - Global Research Service Shares	-	(70,316)	(70,316)	-	(29,224)	(29,224)
Janus Henderson - Mid Cap Value Service Shares	-	(119)	(119)	-	(106)	(106)
LVIP JPMorgan Core Bond Standard Shares	129,992	(21,868)	108,124	9,043	(51,774)	(42,731)
LVIP JPMorgan Mid Cap Value Standard Shares	-	(220,683)	(220,683)	-	(108)	(108)
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-
LVIP JPMorgan U.S. Equity Standard Shares	-	(8,211)	(8,211)	4,986	(151,271)	(146,285)
MFS® New Discovery Service Class	-	(116,346)	(116,346)	-	(124,836)	(124,836)
MFS® Total Return Service Class	39	(89,400)	(89,361)	-	(116,043)	(116,043)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Putnam VT International Value Class IB Shares	-	(2)	(2)	-	-	-
State Street Total Return V.I.S. Class 3 Shares	179,220	(1,336,618)	(1,157,398)	69,642	(980,115)	(910,473)
TA 60/40 Allocation Service Class	$1,047,011	$(1,761,539)	$(714,528)	$349,256	$(639,691)	$(290,435)
TA Aegon Bond Initial Class	291	(29,064)	(28,773)	42,259	(2,111)	40,148
TA Aegon Bond Service Class	1,136,940	(7,028,986)	(5,892,046)	2,496,360	(7,134,249)	(4,637,889)
TA Aegon Core Bond Service Class	3,112,326	(12,706,750)	(9,594,424)	9,978,568	(5,892,533)	4,086,035
TA Aegon High Yield Bond Initial Class	-	(3,709)	(3,709)	4,437	(2,041)	2,396
TA Aegon High Yield Bond Service Class	842,263	(1,763,868)	(921,605)	1,309,376	(1,397,535)	(88,159)
TA Aegon Sustainable Equity Income Initial Class	-	(424,050)	(424,050)	-	(188,726)	(188,726)
TA Aegon Sustainable Equity Income Service Class	381,737	(2,787,158)	(2,405,421)	705,352	(3,237,217)	(2,531,865)
TA Aegon U.S. Government Securities Initial Class	21,340	(21,717)	(377)	137	(2,388)	(2,251)
TA Aegon U.S. Government Securities Service Class	12,152,920	(15,287,248)	(3,134,328)	3,443,008	(17,213,211)	(13,770,203)
TA American Funds Managed Risk - Balanced Service Class	1,184,795	(11,325,701)	(10,140,906)	1,207,712	(9,743,581)	(8,535,869)
TA BlackRock Government Money Market Initial Class	578	(17,036)	(16,458)	2,744	(17,364)	(14,620)
TA BlackRock Government Money Market Service Class	47,820,840	(45,759,148)	2,061,692	45,409,586	(43,113,980)	2,295,606
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	720,949	(3,276,107)	(2,555,158)	947,747	(3,743,635)	(2,795,888)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	1,185,791	(10,507,802)	(9,322,011)	2,929,767	(11,751,861)	(8,822,094)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	582,295	(5,451,187)	(4,868,892)	1,286,086	(6,452,523)	(5,166,437)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	312,932	(9,547,699)	(9,234,767)	450,684	(8,514,690)	(8,064,006)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	496,733	(5,374,965)	(4,878,232)	167,275	(5,969,455)	(5,802,180)
TA BlackRock iShares Edge 100 Service Class	103,790	(747,315)	(643,525)	732,339	(1,119,649)	(387,310)
TA BlackRock iShares Edge 40 Initial Class	-	(7)	(7)	1,312	(7)	1,305
TA BlackRock iShares Edge 40 Service Class	285,095	(5,606,199)	(5,321,104)	592,781	(3,717,398)	(3,124,617)
TA BlackRock iShares Edge 50 Service Class	990,393	(4,604,079)	(3,613,686)	240,824	(4,980,554)	(4,739,730)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock iShares Edge 75 Service Class	245,898	(2,494,267)	(2,248,369)	512,292	(2,325,539)	(1,813,247)
TA BlackRock iShares Tactical - Balanced Service Class	353,653	(3,997,657)	(3,644,004)	178,716	(3,163,428)	(2,984,712)
TA BlackRock iShares Tactical - Conservative Service Class	289,752	(1,181,831)	(892,079)	197,272	(1,791,726)	(1,594,454)
TA BlackRock iShares Tactical - Growth Service Class	$864,313	$(6,156,004)	$(5,291,691)	$575,675	$(4,727,779)	$(4,152,104)
TA BlackRock Real Estate Securities Initial Class	-	(1,946)	(1,946)	1,995	(2,009)	(14)
TA BlackRock Real Estate Securities Service Class	241,563	(977,717)	(736,154)	455,817	(750,185)	(294,368)
TA BlackRock Tactical Allocation Service Class	2,187,879	(12,080,069)	(9,892,190)	687,187	(12,576,601)	(11,889,414)
TA Goldman Sachs 70/30 Service Class	1,523,286	(1,117,901)	405,385	672,925	(91,385)	581,540
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	2,984,045	(41,857,461)	(38,873,416)	3,083,527	(42,868,522)	(39,784,995)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,953,194	(6,088,687)	(4,135,493)	2,159,333	(7,800,508)	(5,641,175)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	3,600,611	(34,157,472)	(30,556,861)	4,595,108	(38,272,379)	(33,677,271)
TA Great Lakes Advisors Large Cap Value Service Class	935,647	(611,261)	324,386	694,894	(532,457)	162,437
TA International Focus Initial Class	-	(11,637)	(11,637)	3,174	(32,143)	(28,969)
TA International Focus Service Class	799,506	(1,339,206)	(539,700)	1,178,791	(1,099,850)	78,941
TA Janus Balanced Service Class	1,580,514	(19,511,861)	(17,931,347)	2,732,513	(18,403,415)	(15,670,902)
TA Janus Mid-Cap Growth Initial Class	-	(532)	(532)	3,324	(346)	2,978
TA Janus Mid-Cap Growth Service Class	1,172,975	(2,471,508)	(1,298,533)	1,439,608	(3,609,172)	(2,169,564)
TA JPMorgan Asset Allocation - Conservative Initial Class	-	(1)	(1)	-	-	-
TA JPMorgan Asset Allocation - Conservative Service Class	461,198	(7,591,296)	(7,130,098)	392,460	(7,507,969)	(7,115,509)
TA JPMorgan Asset Allocation - Moderate Initial Class	314,169	(66,019)	248,150	-	-	-
TA JPMorgan Asset Allocation - Moderate Service Class	5,321,801	(39,315,720)	(33,993,919)	2,534,732	(32,670,635)	(30,135,903)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(36)	(36)	-	(36)	(36)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,516,912	(20,197,756)	(18,680,844)	1,874,501	(20,540,551)	(18,666,050)
TA JPMorgan Diversified Equity Allocation Initial Class	218,386	-	218,386	-	(101,564)	(101,564)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Diversified Equity Allocation Service Class	942,016	(1,844,990)	(902,974)	614,218	(1,090,377)	(476,159)
TA JPMorgan Enhanced Index Initial Class	1,682	(150,965)	(149,283)	282	(30,652)	(30,370)
TA JPMorgan Enhanced Index Service Class	5,651,653	(8,273,198)	(2,621,545)	11,992,796	(7,464,481)	4,528,315
TA JPMorgan International Moderate Growth Service Class	$814,635	$(4,719,695)	$(3,905,060)	$1,099,809	$(5,183,803)	$(4,083,994)
TA JPMorgan Tactical Allocation Service Class	580,683	(8,048,797)	(7,468,114)	825,977	(8,371,940)	(7,545,963)
TA Madison Diversified Income Service Class	143,873	(928,363)	(784,490)	400,876	(637,679)	(236,803)
TA Market Participation Strategy Service Class	334,970	(4,274,493)	(3,939,523)	325,135	(3,232,140)	(2,907,005)
TA Morgan Stanley Global Allocation Service Class	1,474,975	(10,487,405)	(9,012,430)	2,250,087	(7,022,327)	(4,772,240)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	55,313	(2,611,235)	(2,555,922)	498,053	(1,935,151)	(1,437,098)
TA MSCI EAFE Index Service Class	3,014,045	(2,379,755)	634,290	2,620,409	(769,987)	1,850,422
TA Multi-Managed Balanced Initial Class	-	(1)	(1)	-	-	-
TA Multi-Managed Balanced Service Class	1,432,278	(19,719,738)	(18,287,460)	1,507,267	(22,345,501)	(20,838,234)
TA PineBridge Inflation Opportunities Service Class	539,423	(2,756,300)	(2,216,877)	686,911	(2,015,152)	(1,328,241)
TA ProFunds UltraBear Service Class (OAM)	262,732	(170,785)	91,947	713,626	(331,825)	381,801
TA S&P 500 Index Initial Class	-	-	-	-	-	-
TA S&P 500 Index Service Class	43,449,529	(14,908,102)	28,541,427	35,904,916	(14,302,052)	21,602,864
TA Small/Mid Cap Value Initial Class	1,229	(950,848)	(949,619)	-	(6,445)	(6,445)
TA Small/Mid Cap Value Service Class	3,407,309	(3,721,965)	(314,656)	3,068,407	(3,470,380)	(401,973)
TA T. Rowe Price Small Cap Initial Class	1,794	(7,488)	(5,694)	5,786	(23,662)	(17,876)
TA T. Rowe Price Small Cap Service Class	3,514,778	(7,795,765)	(4,280,987)	3,573,772	(7,225,367)	(3,651,595)
TA TSW International Equity Initial Class	21,471	(67,542)	(46,071)	47	(15,212)	(15,165)
TA TSW International Equity Service Class	2,531,981	(2,232,099)	299,882	2,174,845	(805,881)	1,368,964
TA TSW Mid Cap Value Opportunities Service Class	1,124,128	(2,729,491)	(1,605,363)	661,607	(2,425,188)	(1,763,581)
TA WMC US Growth Initial Class	62,416	(737,077)	(674,661)	5,699	(269,974)	(264,275)
TA WMC US Growth Service Class	4,143,236	(15,722,277)	(11,579,041)	9,778,290	(19,707,572)	(9,929,282)
Vanguard® Balanced	1,559,571	(223,070)	1,336,501	941,295	(1,228,429)	(287,134)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Vanguard® Capital Growth	-	-	-	-	-	-
Vanguard® Conservative Allocation	2,794,745	(208,739)	2,586,006	50,673	(12,427)	38,246
Vanguard® Diversified Value	-	-	-	-	-	-
Vanguard® Equity Income	-	-	-	-	-	-
Vanguard® Equity Index	$-	$-	$-	$-	$-	$-
Vanguard® Global Bond Index	-	-	-	-	-	-
Vanguard® Growth	-	-	-	-	-	-
Vanguard® High Yield Bond	-	-	-	-	-	-
Vanguard® International	301,483	(10,012)	291,471	692	(18,773)	(18,081)
Vanguard® Mid-Cap Index	3,057,924	(372,568)	2,685,356	2,226,400	(1,379,133)	847,267
Vanguard® Moderate Allocation	790,766	(102,034)	688,732	301,593	(71,419)	230,174
Vanguard® Money Market	-	-	-	-	-	-
Vanguard® Real Estate Index	84,538	(2,152)	82,386	3,044	(4,822)	(1,778)
Vanguard® Short-Term Investment Grade	453,691	(43,992)	409,699	26,796	(41,315)	(14,519)
Vanguard® Total Bond Market Index	1,602	(5,419)	(3,817)	17,049	(6,308)	10,741
Vanguard® Total International Stock Market Index	-	-	-	-	-	-
Vanguard® Total Stock Market Index	-	-	-	-	-	-
Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2025	588,193	$21.30	to	$14.44	$ 3,158,613	1.88%	0.40%	to	2.70%	16.89%	to	14.28%
12/30/2024	701,882	18.22	to	12.63	3,443,733	1.78	0.40	to	2.70	8.14	to	5.71
12/31/2023	860,435	16.85	to	11.95	3,726,253	0.95	0.40	to	2.70	12.21	to	9.71
12/31/2022	1,023,232	15.02	to	10.90	4,998,693	3.35	0.40	to	2.70	(19.49)	to	(21.29)
12/31/2021	1,053,928	18.65	to	13.84	5,577,973	0.24	0.40	to	2.70	12.91	to	10.38
AB Large Cap Growth Class B Shares
12/31/2025	33,271	7.78	to	5.39	246,966	-	1.15	to	2.50	11.57	to	10.10
12/30/2024	38,190	6.98	to	4.89	255,814	-	1.15	to	2.50	23.52	to	21.89
12/31/2023	47,945	5.65	to	4.02	263,304	-	1.15	to	2.50	33.26	to	31.51
12/31/2022	60,283	4.24	to	3.05	249,153	-	1.15	to	2.50	(29.50)	to	(30.43)
12/31/2021	65,373	6.01	to	4.39	384,520	-	1.15	to	2.50	27.19	to	25.52
AB Relative Value Class B Shares
12/31/2025	1,760,862	33.40	to	3.31	27,360,126	0.89	0.40	to	2.50	9.76	to	7.51
12/30/2024	2,204,207	30.43	to	3.08	29,172,554	1.23	0.40	to	2.50	12.31	to	10.00
12/31/2023	2,685,372	27.09	to	2.80	30,433,103	1.29	0.40	to	2.50	11.28	to	9.00
12/31/2022	3,155,821	24.35	to	2.56	29,665,837	1.13	0.40	to	2.50	(4.80)	to	(6.75)
12/31/2021	3,787,700	25.57	to	2.75	32,182,843	0.68	0.40	to	2.50	27.33	to	24.72
American Funds - Asset Allocation Class 2 Shares
12/31/2025	4,580,196	28.33	to	17.99	54,810,607	2.01	0.60	to	2.80	15.16	to	12.70
12/30/2024	5,296,840	24.60	to	15.96	52,923,925	2.23	0.60	to	2.80	15.74	to	13.25
12/31/2023	5,874,465	21.25	to	14.10	45,710,451	2.18	0.60	to	2.80	13.59	to	11.17
12/31/2022	6,602,190	18.71	to	12.68	45,580,310	1.78	0.60	to	2.80	(13.92)	to	(15.76)
12/31/2021	7,513,966	21.74	to	15.05	64,268,866	1.46	0.60	to	2.80	14.41	to	11.97
American Funds - Asset Allocation Class 4 Shares
12/31/2025	518,794	17.72	to	16.00	8,688,173	1.96	0.40	to	2.20	15.13	to	13.08
12/30/2024	440,458	15.39	to	14.15	6,464,338	2.16	0.40	to	2.20	15.64	to	13.57
12/31/2023	354,776	13.31	to	12.46	4,548,518	2.13	0.40	to	2.20	13.57	to	11.55
12/31/2022	302,171	11.72	to	11.17	3,439,760	3.25	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2021	49,051	13.63	to	13.23	656,896	2.83	0.40	to	2.20	14.38	to	12.34
American Funds - Growth Class 2 Shares
12/31/2025	2,049,500	66.70	to	36.67	89,294,470	0.16	0.60	to	2.80	19.51	to	16.96
12/30/2024	2,602,519	55.81	to	31.36	87,676,606	0.33	0.60	to	2.80	30.83	to	28.02
12/31/2023	2,956,979	42.66	to	24.49	78,648,665	0.35	0.60	to	2.80	37.66	to	34.72
12/31/2022	3,540,304	30.99	to	18.18	69,410,498	0.31	0.60	to	2.80	(30.36)	to	(31.84)
12/31/2021	3,917,333	44.50	to	26.67	109,536,663	0.21	0.60	to	2.80	21.26	to	18.67
American Funds - Growth Class 4 Shares
12/31/2025	1,835,665	27.51	to	24.84	47,482,452	0.13	0.33	to	2.13	19.53	to	17.40
12/30/2024	1,471,869	23.02	to	21.16	32,206,467	0.17	0.33	to	2.13	30.86	to	28.52
12/31/2023	1,161,072	17.59	to	16.47	19,620,231	0.18	0.33	to	2.13	37.68	to	35.24
12/31/2022	578,574	12.77	to	12.18	7,173,474	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021	378,712	18.34	to	17.80	6,816,978	0.05	0.33	to	2.13	21.28	to	19.12
American Funds - Growth-Income Class 2 Shares
12/31/2025	1,138,495	45.92	to	25.46	33,328,441	0.88	0.60	to	2.80	17.36	to	14.85
12/30/2024	1,726,401	39.13	to	22.17	35,807,289	1.07	0.60	to	2.80	23.48	to	20.83
12/31/2023	1,992,599	31.69	to	18.35	33,963,618	1.26	0.60	to	2.80	25.39	to	22.71
12/31/2022	2,494,027	25.27	to	14.95	37,848,279	1.24	0.60	to	2.80	(16.99)	to	(18.76)
12/31/2021	2,906,650	30.45	to	18.41	52,754,282	1.06	0.60	to	2.80	23.35	to	20.72

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - Growth-Income Class 4 Shares
12/31/2025	819,194	$23.37	to	$21.11	$ 18,029,935	0.82%	0.33%	to	2.13%	17.38%	to	15.29%
12/30/2024	580,706	19.91	to	18.31	11,011,547	1.00	0.33	to	2.13	23.51	to	21.29
12/31/2023	440,404	16.12	to	15.09	6,828,828	1.59	0.33	to	2.13	25.41	to	23.18
12/31/2022	167,718	12.86	to	12.25	2,095,316	1.22	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021	99,895	15.48	to	15.03	1,520,514	1.55	0.33	to	2.13	23.39	to	21.19
American Funds - International Class 2 Shares
12/31/2025	2,796,229	19.18	to	14.82	19,730,323	1.25	0.60	to	2.80	26.01	to	23.32
12/30/2024	4,037,492	15.22	to	12.02	20,469,193	1.14	0.60	to	2.80	2.54	to	0.33
12/31/2023	4,620,914	14.85	to	11.98	22,808,751	1.18	0.60	to	2.80	15.15	to	12.70
12/31/2022	5,724,134	12.89	to	10.63	25,590,522	1.71	0.60	to	2.80	(21.26)	to	(22.94)
12/31/2021	6,542,674	16.37	to	13.79	35,090,632	2.38	0.60	to	2.80	(2.09)	to	(4.18)
American Funds - International Class 4 Shares
12/31/2025	330,057	16.09	to	14.53	5,004,868	1.35	0.33	to	2.13	25.99	to	23.74
12/30/2024	278,976	12.77	to	11.74	3,399,660	1.09	0.33	to	2.13	2.59	to	0.75
12/31/2023	214,244	12.45	to	11.65	2,575,449	1.39	0.33	to	2.13	15.18	to	13.13
12/31/2022	111,450	10.81	to	10.30	1,174,034	1.68	0.33	to	2.13	(21.28)	to	(22.68)
12/31/2021	83,515	13.73	to	13.32	1,129,244	5.94	0.33	to	2.13	(2.04)	to	(3.78)
American Funds - New World Class 4 Shares
12/31/2025	117,311	18.10	to	16.34	2,003,195	1.14	0.35	to	2.15	27.48	to	25.21
12/30/2024	85,563	14.20	to	13.05	1,160,186	1.25	0.35	to	2.15	5.96	to	4.06
12/31/2023	72,660	13.40	to	12.54	939,316	1.46	0.35	to	2.15	15.27	to	13.22
12/31/2022	47,015	11.63	to	11.08	531,517	1.18	0.35	to	2.15	(22.52)	to	(23.90)
12/31/2021	26,521	15.00	to	14.56	390,932	1.26	0.35	to	2.15	4.26	to	2.40
American Funds - The Bond Fund of America Class 2 Shares
12/31/2025	3,594,244	11.90	to	9.61	16,004,251	4.10	0.60	to	2.80	6.62	to	4.34
12/30/2024	4,490,813	11.16	to	9.21	17,908,164	3.98	0.60	to	2.80	0.55	to	(1.62)
12/31/2023	4,423,664	11.10	to	9.36	19,668,943	3.76	0.60	to	2.80	4.39	to	2.17
12/31/2022	3,246,215	10.64	to	9.17	15,728,870	2.85	0.60	to	2.80	(13.10)	to	(14.96)
12/31/2021	3,793,559	12.24	to	10.78	20,360,818	1.33	0.60	to	2.80	(0.90)	to	(3.02)
American Funds - The Bond Fund of America Class 4 Shares
12/31/2025	781,124	10.11	to	9.13	7,450,684	4.59	0.31	to	2.11	6.65	to	4.75
12/30/2024	561,145	9.48	to	8.72	5,078,701	4.45	0.31	to	2.11	0.66	to	(1.14)
12/31/2023	463,343	9.42	to	8.82	4,214,031	4.61	0.31	to	2.11	4.40	to	2.54
12/31/2022	203,002	9.02	to	8.60	1,779,049	3.31	0.31	to	2.11	(13.02)	to	(14.57)
12/31/2021	109,163	10.37	to	10.07	1,113,226	1.93	0.31	to	2.11	(0.89)	to	(2.66)
Columbia - Acorn
12/31/2025	-	27.82	to	26.57	-	-	0.45	to	0.90	4.00	to	3.53
12/30/2024	-	26.75	to	25.67	-	-	0.45	to	0.90	13.66	to	13.15
12/31/2023	-	23.54	to	22.68	-	-	0.45	to	0.90	21.19	to	20.65
12/31/2022	-	19.42	to	18.80	-	-	0.45	to	0.90	(33.76)	to	(34.06)
12/31/2021	-	29.32	to	28.51	-	-	0.45	to	0.90	8.41	to	7.92
Columbia - Acorn International
12/31/2025	-	15.29	to	14.60	-	-	0.45	to	0.90	12.25	to	11.75
12/30/2024	-	13.62	to	13.07	-	-	0.45	to	0.90	(8.66)	to	(9.08)
12/31/2023	-	14.91	to	14.37	-	-	0.45	to	0.90	16.43	to	15.91
12/31/2022	-	12.81	to	12.40	-	-	0.45	to	0.90	(34.14)	to	(34.44)
12/31/2021	-	19.45	to	18.91	-	-	0.45	to	0.90	18.28	to	17.74
Dimensional VA Equity Allocation
12/31/2025	-	19.73	to	19.50	-	-	0.27	to	0.47	19.62	to	19.38
12/30/2024	-	16.50	to	16.33	-	-	0.27	to	0.47	14.79	to	14.56
12/31/2023	-	14.37	to	14.26	-	-	0.27	to	0.47	19.82	to	19.58
12/31/2022	-	11.99	to	11.92	-	-	0.27	to	0.47	(13.91)	to	(14.09)
12/31/2021	-	13.93	to	13.88	-	-	0.27	to	0.47	24.04	to	23.79

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Dimensional VA Global Bond
12/31/2025	24,920	$10.70	to	$9.37	$ 243,704	5.09%	0.27%	to	2.60%	4.07%	to	1.67%
12/30/2024	20,694	10.28	to	9.21	197,636	4.78	0.27	to	2.60	5.10	to	2.67
12/31/2023	23,806	9.78	to	8.98	220,526	4.45	0.27	to	2.60	4.77	to	2.36
12/31/2022	20,449	9.34	to	8.77	183,576	1.74	0.27	to	2.60	(6.59)	to	(8.73)
12/31/2021	15,360	9.99	to	9.61	149,936	0.55	0.27	to	2.60	(1.31)	to	(3.58)
Dimensional VA Global Moderate Allocation
12/31/2025	-	16.46	to	16.26	-	-	0.27	to	0.47	14.37	to	14.15
12/30/2024	-	14.39	to	14.24	-	-	0.27	to	0.47	11.69	to	11.46
12/31/2023	-	12.88	to	12.78	-	-	0.27	to	0.47	14.42	to	14.19
12/31/2022	-	11.26	to	11.19	-	-	0.27	to	0.47	(11.20)	to	(11.37)
12/31/2021	-	12.68	to	12.63	-	-	0.27	to	0.47	13.90	to	13.67
Dimensional VA International Small
12/31/2025	-	16.72	to	16.52	-	-	0.27	to	0.47	36.62	to	36.35
12/30/2024	-	12.24	to	12.12	-	-	0.27	to	0.47	3.54	to	3.33
12/31/2023	-	11.82	to	11.73	-	-	0.27	to	0.47	13.80	to	13.58
12/31/2022	-	10.39	to	10.33	-	-	0.27	to	0.47	(17.87)	to	(18.03)
12/31/2021	-	12.65	to	12.60	-	-	0.27	to	0.47	14.26	to	14.03
Dimensional VA International Value
12/31/2025	-	20.24	to	19.99	-	-	0.27	to	0.47	45.25	to	44.96
12/30/2024	-	13.93	to	13.79	-	-	0.27	to	0.47	6.33	to	6.12
12/31/2023	-	13.10	to	13.00	-	-	0.27	to	0.47	17.54	to	17.31
12/31/2022	-	11.15	to	11.08	-	-	0.27	to	0.47	(3.72)	to	(3.91)
12/31/2021	-	11.58	to	11.53	-	-	0.27	to	0.47	17.80	to	17.56
Dimensional VA Short-Term Fixed
12/31/2025	-	11.28	to	11.15	-	-	0.27	to	0.47	4.05	to	3.84
12/30/2024	-	10.84	to	10.73	-	-	0.27	to	0.47	5.20	to	4.99
12/31/2023	-	10.31	to	10.22	-	-	0.27	to	0.47	4.70	to	4.49
12/31/2022	-	9.84	to	9.78	-	-	0.27	to	0.47	(1.42)	to	(1.62)
12/31/2021	-	9.99	to	9.95	-	-	0.27	to	0.47	(0.46)	to	(0.66)
Dimensional VA U.S. Large Value
12/31/2025	-	17.13	to	16.93	-	-	0.27	to	0.47	15.51	to	15.28
12/30/2024	-	14.83	to	14.68	-	-	0.27	to	0.47	13.08	to	12.85
12/31/2023	-	13.11	to	13.01	-	-	0.27	to	0.47	10.62	to	10.40
12/31/2022	-	11.86	to	11.78	-	-	0.27	to	0.47	(5.13)	to	(5.32)
12/31/2021	-	12.50	to	12.45	-	-	0.27	to	0.47	26.69	to	26.44
Dimensional VA U.S. Targeted Value
12/31/2025	-	19.35	to	19.11	-	-	0.27	to	0.47	8.65	to	8.43
12/30/2024	-	17.81	to	17.63	-	-	0.27	to	0.47	7.84	to	7.63
12/31/2023	-	16.51	to	16.38	-	-	0.27	to	0.47	19.71	to	19.47
12/31/2022	-	13.79	to	13.71	-	-	0.27	to	0.47	(4.47)	to	(4.66)
12/31/2021	-	14.44	to	14.38	-	-	0.27	to	0.47	39.30	to	39.03
Fidelity® VIP Balanced Service Class 2
12/31/2025	3,434,971	32.85	to	20.82	41,028,392	1.58	0.40	to	2.50	14.50	to	12.15
12/30/2024	3,857,252	28.69	to	18.57	39,523,435	1.68	0.40	to	2.50	15.16	to	12.79
12/31/2023	4,617,010	24.92	to	16.46	37,699,205	1.51	0.40	to	2.50	20.75	to	18.29
12/31/2022	5,182,739	20.63	to	13.91	36,390,563	1.05	0.40	to	2.50	(18.51)	to	(20.18)
12/31/2021	5,493,245	25.32	to	17.43	47,618,986	0.72	0.40	to	2.50	17.52	to	15.11
Fidelity® VIP Consumer Staples Initial Class
12/31/2025	98,260	14.24	to	12.86	1,317,737	2.07	0.70	to	2.50	(3.66)	to	(5.38)
12/30/2024	67,272	14.78	to	13.59	948,319	2.43	0.70	to	2.50	4.83	to	2.95
12/31/2023	47,083	14.10	to	13.20	640,729	2.09	0.70	to	2.50	2.42	to	0.60
12/31/2022	18,218	13.76	to	13.12	244,657	1.56	0.70	to	2.50	(1.31)	to	(3.06)
12/31/2021	10,034	13.95	to	13.53	138,124	3.06	0.70	to	2.50	13.44	to	11.42

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® VIP Contrafund® Initial Class
12/31/2025	-	$54.23	to	$51.87	$ -	-%	0.65%	to	1.00%	20.69%	to	20.27%
12/30/2024	-	44.93	to	43.13	-	-	0.65	to	1.00	32.92	to	32.45
12/31/2023	-	33.80	to	32.56	-	-	0.65	to	1.00	32.59	to	32.13
12/31/2022	-	25.49	to	24.64	-	-	0.65	to	1.00	(26.79)	to	(27.05)
12/31/2021	-	34.82	to	33.78	-	-	0.65	to	1.00	27.01	to	26.56
Fidelity® VIP Contrafund® Service Class 2
12/31/2025	3,142,210	53.21	to	7.37	87,934,319	-	0.40	to	2.50	20.71	to	18.24
12/30/2024	3,724,585	44.08	to	6.23	82,902,007	0.03	0.40	to	2.50	32.91	to	30.18
12/31/2023	4,271,528	33.17	to	4.79	69,449,672	0.25	0.40	to	2.50	32.59	to	29.88
12/31/2022	4,883,242	25.02	to	3.68	59,223,804	0.25	0.40	to	2.50	(26.78)	to	(28.28)
12/31/2021	5,640,024	34.16	to	5.14	92,076,436	0.03	0.40	to	2.50	27.00	to	24.40
Fidelity® VIP Energy Service Class 2
12/31/2025	142,507	31.16	to	28.14	4,183,919	1.96	0.50	to	2.30	9.79	to	7.83
12/30/2024	100,015	28.38	to	26.10	2,706,190	2.02	0.50	to	2.30	3.50	to	1.64
12/31/2023	73,201	27.42	to	25.68	1,935,964	2.26	0.50	to	2.30	0.20	to	(1.58)
12/31/2022	38,239	27.37	to	26.09	1,019,719	2.11	0.50	to	2.30	62.06	to	59.18
12/31/2021	5,216	16.89	to	16.39	86,376	7.94	0.50	to	2.30	54.06	to	51.32
Fidelity® VIP Equity-Income Service Class 2
12/31/2025	78,773	3.56	to	3.49	314,465	1.56	1.15	to	2.50	17.40	to	15.85
12/30/2024	110,569	3.03	to	3.01	359,222	1.54	1.15	to	2.50	13.74	to	12.24
12/31/2023	146,442	2.67	to	2.68	435,509	1.71	1.15	to	2.50	9.13	to	7.69
12/31/2022	161,930	2.44	to	2.49	438,088	1.72	1.15	to	2.50	(6.32)	to	(7.55)
12/31/2021	168,699	2.61	to	2.69	487,336	1.62	1.15	to	2.50	23.19	to	21.57
Fidelity® VIP Growth Service Class 2
12/31/2025	164,498	8.31	to	5.89	1,242,089	0.05	1.15	to	2.50	13.31	to	11.82
12/30/2024	173,882	7.33	to	5.27	1,154,842	-	1.15	to	2.50	28.59	to	26.89
12/31/2023	180,484	5.70	to	4.15	934,357	-	1.15	to	2.50	34.35	to	32.59
12/31/2022	190,522	4.25	to	3.13	736,401	0.35	1.15	to	2.50	(25.50)	to	(26.48)
12/31/2021	197,442	5.70	to	4.26	1,025,804	-	1.15	to	2.50	21.51	to	19.91
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2025	894	9.81	to	7.12	6,611	-	1.25	to	1.55	20.13	to	19.78
12/30/2024	934	8.16	to	5.95	5,762	-	1.25	to	1.55	36.84	to	36.43
12/31/2023	975	5.97	to	4.36	4,402	-	1.25	to	1.55	43.52	to	43.09
12/31/2022	1,016	4.16	to	3.05	3,200	-	1.25	to	1.55	(39.08)	to	(39.26)
12/31/2021	1,060	6.82	to	5.01	5,491	-	1.25	to	1.55	10.29	to	9.97
Fidelity® VIP Health Care Service Class 2
12/31/2025	326,898	14.20	to	12.83	4,366,401	0.17	0.50	to	2.30	13.53	to	11.50
12/30/2024	294,915	12.51	to	11.50	3,509,331	-	0.50	to	2.30	4.33	to	2.46
12/31/2023	190,312	11.99	to	11.23	2,196,885	-	0.50	to	2.30	3.49	to	1.65
12/31/2022	62,065	11.59	to	11.04	701,256	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021	38,882	13.33	to	12.93	509,544	-	0.50	to	2.30	10.89	to	8.91
Fidelity® VIP Mid Cap Initial Class
12/31/2025	-	33.02	to	31.59	-	-	0.65	to	1.00	11.03	to	10.64
12/30/2024	-	29.74	to	28.55	-	-	0.65	to	1.00	16.73	to	16.32
12/31/2023	-	25.48	to	24.55	-	-	0.65	to	1.00	14.33	to	13.93
12/31/2022	-	22.28	to	21.54	-	-	0.65	to	1.00	(15.30)	to	(15.59)
12/31/2021	-	26.31	to	25.52	-	-	0.65	to	1.00	24.79	to	24.35
Fidelity® VIP Mid Cap Service Class 2
12/31/2025	1,426,841	32.40	to	5.76	28,145,017	0.24	0.40	to	2.50	11.04	to	8.77
12/30/2024	1,782,337	29.17	to	5.30	30,440,438	0.34	0.40	to	2.50	16.71	to	14.30
12/31/2023	1,907,047	25.00	to	4.63	27,720,569	0.38	0.40	to	2.50	14.34	to	12.01
12/31/2022	1,936,978	21.86	to	4.14	25,634,002	0.26	0.40	to	2.50	(15.31)	to	(17.04)
12/31/2021	2,271,223	25.81	to	4.99	36,126,112	0.35	0.40	to	2.50	24.81	to	22.25

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® VIP Technology Initial Class
12/31/2025	1,167,718	$33.65	to	$30.39	$ 36,949,640	-%	0.70%	to	2.50%	21.91%	to	19.74%
12/30/2024	1,043,291	27.60	to	25.38	27,346,745	-	0.70	to	2.50	34.64	to	32.23
12/31/2023	608,719	20.50	to	19.19	11,957,032	0.22	0.70	to	2.50	57.22	to	54.43
12/31/2022	108,242	13.04	to	12.43	1,370,236	-	0.70	to	2.50	(36.30)	to	(37.44)
12/31/2021	48,298	20.47	to	19.87	971,215	-	0.70	to	2.50	27.27	to	25.00
Fidelity® VIP Utilities Initial Class
12/31/2025	72,579	20.17	to	18.22	1,380,447	1.79	0.70	to	2.50	13.31	to	11.29
12/30/2024	57,194	17.80	to	16.37	969,786	2.30	0.70	to	2.50	28.10	to	25.80
12/31/2023	50,198	13.90	to	13.01	671,730	2.33	0.70	to	2.50	(1.72)	to	(3.47)
12/31/2022	28,642	14.14	to	13.48	393,957	1.35	0.70	to	2.50	4.69	to	2.83
12/31/2021	10,091	13.51	to	13.11	133,925	3.32	0.70	to	2.50	16.68	to	14.60
Fidelity® VIP Value Strategies Initial Class
12/31/2025	326	31.65	to	30.28	10,310	1.06	0.65	to	1.00	7.29	to	6.91
12/30/2024	389	29.50	to	28.32	11,464	0.98	0.65	to	1.00	8.69	to	8.31
12/31/2023	456	27.14	to	26.15	12,376	1.12	0.65	to	1.00	20.07	to	19.65
12/31/2022	535	22.61	to	21.86	12,093	0.89	0.65	to	1.00	(7.63)	to	(7.95)
12/31/2021	835	24.47	to	23.74	20,440	1.40	0.65	to	1.00	32.73	to	32.27
Fidelity® VIP Value Strategies Service Class 2
12/31/2025	798,335	31.05	to	4.89	13,521,550	0.84	0.40	to	2.50	7.27	to	5.07
12/30/2024	819,443	28.95	to	4.65	12,443,172	0.79	0.40	to	2.50	8.72	to	6.48
12/31/2023	830,022	26.63	to	4.37	11,404,445	0.80	0.40	to	2.50	20.13	to	17.67
12/31/2022	996,935	22.16	to	3.71	12,431,698	0.82	0.40	to	2.50	(7.72)	to	(9.60)
12/31/2021	1,013,665	24.02	to	4.11	13,696,957	1.26	0.40	to	2.50	32.81	to	30.09
Franklin Allocation Class 4 Shares
12/31/2025	307,692	3.08	to	13.92	893,326	1.81	1.30	to	2.65	11.08	to	9.62
12/30/2024	355,491	2.77	to	12.70	935,227	1.89	1.30	to	2.65	7.48	to	6.06
12/31/2023	480,475	2.58	to	11.97	1,179,050	1.31	1.30	to	2.65	13.16	to	11.67
12/31/2022	535,209	2.28	to	10.72	1,165,537	1.52	1.30	to	2.65	(17.27)	to	(18.35)
12/31/2021	639,238	2.76	to	13.13	1,691,347	1.55	1.30	to	2.65	10.10	to	8.66
Franklin Income Class 2 Shares
12/31/2025	465,327	2.20	to	1.93	992,681	5.15	1.15	to	2.50	11.28	to	9.81
12/30/2024	569,206	1.98	to	1.76	1,093,571	5.27	1.15	to	2.50	5.98	to	4.57
12/31/2023	678,872	1.86	to	1.68	1,234,609	5.14	1.15	to	2.50	7.39	to	5.98
12/31/2022	795,548	1.74	to	1.59	1,350,813	4.87	1.15	to	2.50	(6.55)	to	(7.77)
12/31/2021	876,578	1.86	to	1.72	1,597,712	4.61	1.15	to	2.50	15.43	to	13.91
Franklin Mutual Shares Class 2 Shares
12/31/2025	95,669	2.12	to	2.35	201,688	1.92	1.15	to	2.50	10.25	to	8.80
12/30/2024	129,988	1.92	to	2.16	248,969	1.81	1.15	to	2.50	10.00	to	8.54
12/31/2023	165,644	1.74	to	1.99	288,330	1.88	1.15	to	2.50	12.18	to	10.70
12/31/2022	182,116	1.56	to	1.80	283,160	1.84	1.15	to	2.50	(8.48)	to	(9.69)
12/31/2021	188,619	1.70	to	1.99	321,495	2.77	1.15	to	2.50	17.81	to	16.26
Franklin Templeton Foreign Class 2 Shares
12/31/2025	421,077	1.46	to	1.51	589,466	2.38	1.15	to	2.50	27.73	to	26.05
12/30/2024	518,072	1.14	to	1.20	568,394	2.46	1.15	to	2.50	(2.13)	to	(3.43)
12/31/2023	590,345	1.17	to	1.24	664,208	3.21	1.15	to	2.50	19.39	to	17.82
12/31/2022	625,481	0.98	to	1.05	591,539	3.06	1.15	to	2.50	(8.65)	to	(9.86)
12/31/2021	685,530	1.07	to	1.17	712,329	1.83	1.15	to	2.50	2.97	to	1.62
Invesco V.I. American Franchise Series II Shares
12/31/2025	25,594	5.14	to	4.29	122,239	-	1.15	to	2.50	10.12	to	8.67
12/30/2024	28,284	4.67	to	3.95	123,168	-	1.15	to	2.50	33.02	to	31.26
12/31/2023	43,068	3.51	to	3.01	143,184	-	1.15	to	2.50	39.00	to	37.18
12/31/2022	47,554	2.53	to	2.19	114,156	-	1.15	to	2.50	(32.08)	to	(32.97)
12/31/2021	50,538	3.72	to	3.27	179,391	-	1.15	to	2.50	10.38	to	8.92

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Janus Henderson - Enterprise Service Shares
12/31/2025	21,340	$6.48	to	$5.12	$ 152,638	0.17%	1.15%	to	2.50%	6.19%	to	4.80%
12/30/2024	23,755	6.10	to	4.88	163,149	0.66	1.15	to	2.50	14.00	to	12.49
12/31/2023	29,911	5.35	to	4.34	187,980	0.08	1.15	to	2.50	16.44	to	14.91
12/31/2022	37,065	4.60	to	3.78	195,139	0.27	1.15	to	2.50	(17.10)	to	(18.19)
12/31/2021	38,423	5.54	to	4.62	244,588	0.21	1.15	to	2.50	15.22	to	13.70
Janus Henderson - Global Research Service Shares
12/31/2025	69,395	4.17	to	3.05	248,119	0.61	1.15	to	2.50	19.23	to	17.66
12/30/2024	91,917	3.50	to	2.59	271,083	0.59	1.15	to	2.50	21.86	to	20.24
12/31/2023	101,935	2.87	to	2.15	250,048	0.77	1.15	to	2.50	25.04	to	23.40
12/31/2022	106,911	2.30	to	1.74	210,627	1.49	1.15	to	2.50	(20.52)	to	(21.57)
12/31/2021	111,996	2.89	to	2.22	278,799	0.37	1.15	to	2.50	16.46	to	14.92
Janus Henderson - Mid Cap Value Service Shares
12/31/2025	699	4.07	to	3.76	2,731	1.44	1.25	to	1.55	4.98	to	4.67
12/30/2024	731	3.87	to	3.60	2,724	0.84	1.25	to	1.55	11.40	to	11.07
12/31/2023	763	3.48	to	3.24	2,556	0.97	1.25	to	1.55	9.74	to	9.42
12/31/2022	795	3.17	to	2.96	2,430	1.17	1.25	to	1.55	(6.94)	to	(7.21)
12/31/2021	830	3.41	to	3.19	2,730	0.31	1.25	to	1.55	17.95	to	17.60
LVIP JPMorgan Core Bond Standard Shares
12/31/2025	257,968	1.38	to	9.71	347,348	4.36	1.25	to	2.50	6.08	to	4.78
12/30/2024	174,715	1.30	to	9.26	222,519	4.09	1.25	to	2.50	0.46	to	(0.77)
12/31/2023(1)	208,130	1.29	to	9.33	264,335	1.59	1.25	to	2.50	-	to	-
LVIP JPMorgan Mid Cap Value Standard Shares
12/31/2025	7,400	5.62	to	15.95	40,585	1.04	1.25	to	2.50	3.42	to	2.16
12/30/2024	47,852	5.44	to	15.61	259,187	1.27	1.25	to	2.50	12.87	to	11.48
12/31/2023(1)	47,875	4.82	to	14.00	229,799	1.96	1.25	to	2.50	-	to	-
LVIP JPMorgan Small Cap Core Standard Shares
12/31/2025	-	5.47	to	15.48	-	-	1.25	to	2.50	8.91	to	7.58
12/30/2024	-	5.03	to	14.39	-	-	1.25	to	2.50	10.32	to	8.97
12/31/2023(1)	-	4.56	to	13.21	-	-	1.25	to	2.50	-	to	-
LVIP JPMorgan U.S. Equity Standard Shares
12/31/2025	6,262	9.08	to	28.38	55,479	0.44	1.25	to	2.50	13.13	to	11.75
12/30/2024	7,245	8.03	to	25.40	56,823	0.38	1.25	to	2.50	22.45	to	20.95
12/31/2023(1)	28,360	6.56	to	21.00	183,942	0.83	1.25	to	2.50	-	to	-
MFS® New Discovery Service Class
12/31/2025	169,711	4.76	to	4.62	834,535	-	1.15	to	2.50	11.28	to	9.81
12/30/2024	193,727	4.28	to	4.21	863,952	-	1.15	to	2.50	5.22	to	3.83
12/31/2023	222,420	4.07	to	4.05	943,449	-	1.15	to	2.50	12.96	to	11.48
12/31/2022	246,232	3.60	to	3.64	921,613	-	1.15	to	2.50	(30.79)	to	(31.70)
12/31/2021	268,845	5.20	to	5.32	1,465,956	-	1.15	to	2.50	0.42	to	(0.91)
MFS® Total Return Service Class
12/31/2025	201,023	2.65	to	2.52	548,668	2.41	1.15	to	2.50	9.65	to	8.21
12/30/2024	238,110	2.42	to	2.33	587,314	2.24	1.15	to	2.50	6.23	to	4.82
12/31/2023	283,851	2.28	to	2.22	668,036	1.83	1.15	to	2.50	8.97	to	7.54
12/31/2022	299,284	2.09	to	2.07	647,086	1.50	1.15	to	2.50	(10.86)	to	(12.03)
12/31/2021	350,267	2.34	to	2.35	853,737	1.61	1.15	to	2.50	12.54	to	11.06
Putnam VT International Value Class IB Shares
12/31/2025(1)	-	10.50	to	10.46	-	-	0.35	to	2.15	-	to	-
State Street Total Return V.I.S. Class 3 Shares
12/31/2025	543,472	20.57	to	14.45	3,044,163	1.94	0.40	to	2.70	15.02	to	12.45
12/30/2024	716,919	17.88	to	12.85	3,783,001	3.96	0.40	to	2.70	10.61	to	8.12
12/31/2023	911,671	16.16	to	11.89	4,320,373	2.29	0.40	to	2.70	14.75	to	12.19
12/31/2022	981,569	14.09	to	10.60	3,490,607	0.43	0.40	to	2.70	(17.05)	to	(18.91)
12/31/2021	1,045,636	16.98	to	13.07	4,194,401	1.88	0.40	to	2.70	12.75	to	10.23

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA 60/40 Allocation Service Class
12/31/2025	758,414	$18.76	to	$16.34	$ 13,048,160	2.13%	0.20%	to	2.00%	14.67%	to	12.63%
12/30/2024	803,555	16.36	to	14.51	12,191,288	1.48	0.20	to	2.00	12.11	to	10.10
12/31/2023	823,907	14.59	to	13.18	11,276,002	1.24	0.20	to	2.00	15.72	to	13.66
12/31/2022	239,154	12.61	to	11.60	2,881,025	1.08	0.20	to	2.00	(13.97)	to	(15.50)
12/31/2021	155,670	14.66	to	13.72	2,206,624	0.90	0.20	to	2.00	13.06	to	11.05
TA Aegon Bond Initial Class
12/31/2025	124,188	1.76	to	1.30	210,738	6.63	1.25	to	2.50	5.80	to	4.51
12/30/2024	141,205	1.66	to	1.25	226,805	4.16	1.25	to	2.50	0.87	to	(0.37)
12/31/2023	116,664	1.65	to	1.25	186,045	0.94	1.25	to	2.50	5.14	to	3.86
12/31/2022	130,235	1.57	to	1.21	197,832	2.67	1.25	to	2.50	(15.89)	to	(16.91)
12/31/2021	139,582	1.86	to	1.45	252,453	1.53	1.25	to	2.50	(2.10)	to	(3.29)
TA Aegon Bond Service Class
12/31/2025	10,279,935	11.63	to	9.34	36,239,872	6.15	0.20	to	2.50	6.57	to	4.14
12/30/2024	12,192,398	10.91	to	8.97	40,130,787	3.91	0.20	to	2.50	1.67	to	(0.65)
12/31/2023	13,977,065	10.73	to	9.03	44,556,414	0.62	0.20	to	2.50	5.97	to	3.57
12/31/2022	16,746,853	10.13	to	8.72	50,609,656	2.29	0.20	to	2.50	(15.25)	to	(17.18)
12/31/2021	19,660,122	11.95	to	10.52	69,915,764	1.26	0.20	to	2.50	(1.27)	to	(3.51)
TA Aegon Core Bond Service Class
12/31/2025	4,494,280	11.86	to	9.46	24,481,474	2.08	0.20	to	2.50	6.52	to	4.13
12/30/2024	5,866,792	11.13	to	9.09	32,712,715	4.49	0.20	to	2.50	0.97	to	(1.31)
12/31/2023	6,324,440	11.03	to	9.21	28,703,979	1.97	0.20	to	2.50	5.57	to	3.21
12/31/2022	8,154,322	10.44	to	8.92	36,093,509	2.36	0.20	to	2.50	(13.17)	to	(15.11)
12/31/2021	9,363,916	12.03	to	10.51	44,991,456	2.35	0.20	to	2.50	(1.46)	to	(3.67)
TA Aegon High Yield Bond Initial Class
12/31/2025	24,559	16.91	to	2.47	79,096	6.95	0.45	to	2.50	7.97	to	5.82
12/30/2024	25,517	15.66	to	2.33	77,476	5.22	0.45	to	2.50	6.95	to	4.80
12/31/2023	24,272	14.64	to	2.23	70,677	4.55	0.45	to	2.50	10.61	to	8.40
12/31/2022	22,100	13.24	to	2.06	60,147	5.83	0.45	to	2.50	(11.52)	to	(13.29)
12/31/2021	22,739	14.96	to	2.37	74,411	5.24	0.45	to	2.50	5.87	to	3.75
TA Aegon High Yield Bond Service Class
12/31/2025	882,182	16.48	to	12.11	6,469,421	6.22	0.20	to	2.50	8.05	to	5.63
12/30/2024	1,039,352	15.25	to	11.46	6,978,910	4.94	0.20	to	2.50	6.93	to	4.52
12/31/2023	1,112,801	14.26	to	10.97	6,656,087	4.18	0.20	to	2.50	10.65	to	8.17
12/31/2022	1,180,005	12.89	to	10.14	6,245,245	5.30	0.20	to	2.50	(11.63)	to	(13.61)
12/31/2021	1,381,562	14.59	to	11.74	8,307,062	5.12	0.20	to	2.50	6.04	to	3.66
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	631,714	24.40	to	2.45	2,423,853	1.65	0.45	to	2.50	10.76	to	8.55
12/30/2024	747,335	22.03	to	2.26	2,618,044	2.06	0.45	to	2.50	16.40	to	14.06
12/31/2023	803,482	18.92	to	1.98	2,439,643	2.21	0.45	to	2.50	5.81	to	3.70
12/31/2022	849,455	17.88	to	1.91	2,458,819	2.19	0.45	to	2.50	(12.02)	to	(13.78)
12/31/2021	890,018	20.33	to	2.21	2,952,898	2.13	0.45	to	2.50	21.87	to	19.44
TA Aegon Sustainable Equity Income Service Class
12/31/2025	1,264,032	23.75	to	13.71	11,530,825	1.41	0.20	to	2.50	10.77	to	8.28
12/30/2024	1,529,653	21.44	to	12.66	12,836,176	1.77	0.20	to	2.50	16.37	to	13.74
12/31/2023	1,932,898	18.42	to	11.13	13,426,952	1.71	0.20	to	2.50	5.79	to	3.43
12/31/2022	2,871,545	17.41	to	10.76	18,248,980	1.89	0.20	to	2.50	(12.02)	to	(13.99)
12/31/2021	3,326,417	19.79	to	12.51	22,598,642	1.82	0.20	to	2.50	21.88	to	19.14
TA Aegon U.S. Government Securities Initial Class
12/31/2025	74,283	1.45	to	1.05	145,000	3.66	1.25	to	2.50	4.54	to	3.27
12/30/2024	74,649	1.39	to	1.02	139,589	3.69	1.25	to	2.50	(0.92)	to	(2.13)
12/31/2023	75,855	1.40	to	1.04	143,369	1.93	1.25	to	2.50	2.72	to	1.47
12/31/2022	126,100	1.37	to	1.03	232,372	1.07	1.25	to	2.50	(14.10)	to	(15.14)
12/31/2021	131,987	1.59	to	1.21	283,560	2.15	1.25	to	2.50	(3.60)	to	(4.77)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Aegon U.S. Government Securities Service Class
12/31/2025	3,877,798	$10.66	to	$8.75	$ 14,833,762	3.13%	0.20%	to	2.50%	5.35%	to	2.96%
12/30/2024	4,668,024	10.12	to	8.50	17,288,047	2.85	0.20	to	2.50	(0.04)	to	(2.33)
12/31/2023	7,722,277	10.12	to	8.71	31,339,688	1.40	0.20	to	2.50	3.48	to	1.13
12/31/2022	9,815,780	9.78	to	8.61	40,751,892	0.86	0.20	to	2.50	(13.47)	to	(15.43)
12/31/2021	6,006,985	11.30	to	10.18	24,951,886	1.62	0.20	to	2.50	(2.73)	to	(4.94)
TA American Funds Managed Risk - Balanced Service Class
12/31/2025	3,792,584	18.66	to	14.87	63,024,040	1.59	0.20	to	2.50	11.26	to	8.77
12/30/2024	4,444,270	16.77	to	13.67	67,133,209	1.58	0.20	to	2.50	14.14	to	11.56
12/31/2023	5,036,259	14.69	to	12.26	67,431,207	2.18	0.20	to	2.50	10.17	to	7.70
12/31/2022	5,689,328	13.33	to	11.38	69,873,744	1.54	0.20	to	2.50	(11.60)	to	(13.58)
12/31/2021	5,682,199	15.08	to	13.17	79,872,987	0.86	0.20	to	2.50	12.85	to	10.32
TA BlackRock Government Money Market Initial Class
12/31/2025	108,724	1.09	to	0.80	154,262	4.00	1.25	to	2.50	2.78	to	1.53
12/30/2024	120,445	1.06	to	0.79	166,513	4.93	1.25	to	2.50	3.74	to	2.46
12/31/2023	131,173	1.02	to	0.77	175,073	4.72	1.25	to	2.50	3.57	to	2.31
12/31/2022	229,074	0.98	to	0.75	295,641	1.33	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	271,390	0.98	to	0.76	350,223	-	1.25	to	2.50	(1.23)	to	(2.44)
TA BlackRock Government Money Market Service Class
12/31/2025	7,671,450	11.47	to	0.78	41,792,034	3.74	0.20	to	2.50	3.60	to	1.24
12/30/2024	8,023,849	11.07	to	0.77	38,625,369	4.66	0.20	to	2.50	4.57	to	2.18
12/31/2023	8,205,812	10.59	to	0.75	35,008,333	4.56	0.20	to	2.50	4.45	to	2.09
12/31/2022	10,214,576	10.14	to	0.74	38,260,787	1.41	0.20	to	2.50	1.20	to	(1.09)
12/31/2021	9,512,930	10.02	to	0.75	36,950,519	-	0.20	to	2.50	(0.20)	to	(2.47)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	2,655,812	15.11	to	1.18	10,919,269	2.53	0.20	to	2.50	8.44	to	5.97
12/30/2024	3,242,937	13.94	to	1.11	12,690,525	2.14	0.20	to	2.50	6.26	to	3.83
12/31/2023	3,994,134	13.12	to	1.07	14,798,502	1.50	0.20	to	2.50	9.74	to	7.25
12/31/2022	4,431,508	11.95	to	1.00	13,796,449	1.30	0.20	to	2.50	(15.46)	to	(17.38)
12/31/2021	4,815,264	14.14	to	1.21	18,573,065	1.07	0.20	to	2.50	5.53	to	3.13
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2025	10,445,910	15.90	to	1.29	62,094,891	2.18	0.20	to	2.50	9.28	to	6.79
12/30/2024	12,041,781	14.55	to	1.21	66,535,420	1.80	0.20	to	2.50	8.84	to	6.35
12/31/2023	13,765,184	13.37	to	1.14	70,117,869	1.46	0.20	to	2.50	13.14	to	10.58
12/31/2022	14,052,695	11.82	to	1.03	54,207,132	1.31	0.20	to	2.50	(17.30)	to	(19.18)
12/31/2021	16,185,797	14.29	to	1.27	75,482,030	0.87	0.20	to	2.50	8.11	to	5.66
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	5,107,959	16.41	to	1.28	27,116,260	1.78	0.20	to	2.50	10.42	to	7.91
12/30/2024	6,019,108	14.86	to	1.18	29,586,686	1.52	0.20	to	2.50	12.28	to	9.72
12/31/2023	7,243,993	13.24	to	1.08	31,490,845	1.38	0.20	to	2.50	17.39	to	14.73
12/31/2022	7,266,150	11.28	to	0.94	27,278,932	1.28	0.20	to	2.50	(18.48)	to	(20.33)
12/31/2021	8,118,166	13.83	to	1.18	37,511,660	0.54	0.20	to	2.50	7.41	to	4.96
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2025	6,270,113	16.08	to	1.23	44,476,512	2.31	0.20	to	2.50	9.20	to	6.72
12/30/2024	8,332,199	14.73	to	1.15	50,226,173	1.93	0.20	to	2.50	8.53	to	6.05
12/31/2023	9,648,025	13.57	to	1.09	54,519,221	1.39	0.20	to	2.50	12.43	to	9.89
12/31/2022	10,889,689	12.07	to	0.99	55,054,334	1.14	0.20	to	2.50	(16.06)	to	(17.96)
12/31/2021	12,404,398	14.38	to	1.20	74,369,099	0.56	0.20	to	2.50	8.95	to	6.47
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2025	3,336,529	18.54	to	1.51	27,370,914	1.93	0.20	to	2.50	10.13	to	7.63
12/30/2024	4,049,491	16.84	to	1.40	29,881,744	1.60	0.20	to	2.50	12.29	to	9.72
12/31/2023	4,962,240	15.00	to	1.28	32,332,081	1.28	0.20	to	2.50	17.04	to	14.39
12/31/2022	5,779,678	12.81	to	1.12	33,238,713	1.13	0.20	to	2.50	(17.08)	to	(18.97)
12/31/2021	6,631,230	15.45	to	1.38	46,610,794	0.28	0.20	to	2.50	14.18	to	11.58

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock iShares Edge 100 Service Class
12/31/2025	240,907	$25.75	to	$19.79	$ 5,618,566	1.46%	0.20%	to	2.50%	18.30%	to	15.65%
12/30/2024	270,937	21.77	to	17.11	5,401,552	1.30	0.20	to	2.50	14.76	to	12.17
12/31/2023	288,766	18.97	to	15.25	5,070,984	1.88	0.20	to	2.50	14.25	to	11.69
12/31/2022	282,327	16.60	to	13.66	4,385,091	1.30	0.20	to	2.50	(15.92)	to	(17.81)
12/31/2021	1,793,196	19.75	to	16.62	34,043,148	0.94	0.20	to	2.50	18.12	to	15.47
TA BlackRock iShares Edge 40 Initial Class
12/31/2025	31,253	2.37	to	1.89	71,559	3.11	1.25	to	2.50	10.26	to	8.92
12/30/2024	31,256	2.15	to	1.74	65,002	2.73	1.25	to	2.50	5.38	to	4.09
12/31/2023	30,592	2.04	to	1.67	60,460	2.31	1.25	to	2.50	8.10	to	6.79
12/31/2022	29,863	1.89	to	1.56	54,677	1.91	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	30,144	2.23	to	1.87	65,258	1.78	1.25	to	2.50	4.78	to	3.50
TA BlackRock iShares Edge 40 Service Class
12/31/2025	2,452,749	16.36	to	1.38	13,977,866	2.74	0.20	to	2.50	11.20	to	8.71
12/30/2024	3,095,978	14.71	to	1.27	17,854,748	2.41	0.20	to	2.50	6.26	to	3.87
12/31/2023	3,651,739	13.84	to	1.22	20,025,826	1.99	0.20	to	2.50	8.85	to	6.41
12/31/2022	4,347,245	12.72	to	1.14	22,245,506	1.60	0.20	to	2.50	(14.61)	to	(16.52)
12/31/2021	5,021,714	14.89	to	1.37	27,407,560	1.56	0.20	to	2.50	5.56	to	3.19
TA BlackRock iShares Edge 50 Service Class
12/31/2025	2,224,662	17.23	to	13.73	34,543,255	2.38	0.20	to	2.50	12.13	to	9.61
12/30/2024	2,471,749	15.36	to	12.52	34,608,515	2.14	0.20	to	2.50	7.58	to	5.15
12/31/2023	2,817,659	14.28	to	11.91	37,056,258	1.75	0.20	to	2.50	9.57	to	7.12
12/31/2022	2,976,776	13.03	to	11.12	36,127,328	1.30	0.20	to	2.50	(14.65)	to	(16.57)
12/31/2021	3,158,090	15.27	to	13.33	45,395,276	1.14	0.20	to	2.50	7.53	to	5.11
TA BlackRock iShares Edge 75 Service Class
12/31/2025	895,852	21.04	to	16.59	16,997,099	1.91	0.20	to	2.50	15.24	to	12.66
12/30/2024	1,021,016	18.26	to	14.73	16,979,925	1.88	0.20	to	2.50	11.17	to	8.66
12/31/2023	1,133,895	16.42	to	13.55	17,151,697	1.74	0.20	to	2.50	11.87	to	9.36
12/31/2022	1,242,904	14.68	to	12.39	16,990,510	1.37	0.20	to	2.50	(15.23)	to	(17.13)
12/31/2021	2,241,043	17.32	to	14.95	36,791,559	1.08	0.20	to	2.50	12.71	to	10.18
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	3,543,962	17.80	to	1.29	19,017,241	3.22	0.20	to	2.50	12.77	to	10.25
12/30/2024	4,217,287	15.78	to	1.17	20,517,244	3.58	0.20	to	2.50	8.47	to	6.02
12/31/2023	4,845,464	14.55	to	1.11	22,004,203	1.03	0.20	to	2.50	10.43	to	7.96
12/31/2022	5,791,915	13.17	to	1.02	23,146,317	0.55	0.20	to	2.50	(19.81)	to	(21.61)
12/31/2021	6,640,839	16.43	to	1.31	32,844,876	-	0.20	to	2.50	6.18	to	3.80
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	1,672,716	16.29	to	1.22	10,338,156	3.38	0.20	to	2.50	10.43	to	7.96
12/30/2024	1,859,962	14.75	to	1.13	10,335,359	3.56	0.20	to	2.50	6.00	to	3.61
12/31/2023	2,381,413	13.92	to	1.09	11,402,854	1.20	0.20	to	2.50	7.02	to	4.63
12/31/2022	2,737,842	13.00	to	1.05	12,823,969	1.05	0.20	to	2.50	(17.46)	to	(19.31)
12/31/2021	3,431,930	15.75	to	1.30	19,131,158	1.02	0.20	to	2.50	4.00	to	1.67
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	2,421,986	20.99	to	1.64	23,718,165	2.97	0.20	to	2.50	15.35	to	12.76
12/30/2024	2,994,845	18.20	to	1.46	25,796,945	3.57	0.20	to	2.50	11.43	to	8.92
12/31/2023	3,527,916	16.33	to	1.34	27,396,062	0.88	0.20	to	2.50	13.71	to	11.17
12/31/2022	4,097,155	14.36	to	1.20	27,565,261	-	0.20	to	2.50	(18.19)	to	(20.02)
12/31/2021	4,587,633	17.56	to	1.50	37,468,326	-	0.20	to	2.50	8.99	to	6.55
TA BlackRock Real Estate Securities Initial Class
12/31/2025	2,715	14.17	to	2.63	8,782	1.88	0.45	to	2.50	9.02	to	6.84
12/30/2024	3,315	13.00	to	2.46	9,928	2.19	0.45	to	2.50	0.80	to	(1.23)
12/31/2023	3,309	12.90	to	2.49	9,924	0.83	0.45	to	2.50	12.82	to	10.57
12/31/2022	46,069	11.43	to	2.25	123,622	3.47	0.45	to	2.50	(28.51)	to	(29.94)
12/31/2021	46,477	15.99	to	3.21	176,106	3.80	0.45	to	2.50	25.66	to	23.15

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock Real Estate Securities Service Class
12/31/2025	585,410	$13.83	to	$11.32	$ 3,797,416	1.37%	0.20%	to	2.50%	9.10%	to	6.66%
12/30/2024	808,217	12.68	to	10.62	4,231,601	1.76	0.20	to	2.50	0.82	to	(1.45)
12/31/2023	888,863	12.57	to	10.77	4,542,795	5.27	0.20	to	2.50	12.92	to	10.39
12/31/2022	939,383	11.13	to	9.76	4,168,886	2.89	0.20	to	2.50	(28.53)	to	(30.13)
12/31/2021	1,008,816	15.58	to	13.97	6,313,476	2.13	0.20	to	2.50	25.60	to	22.78
TA BlackRock Tactical Allocation Service Class
12/31/2025	9,199,021	20.89	to	1.69	55,346,482	2.02	0.20	to	2.50	11.50	to	9.00
12/30/2024	10,896,681	18.74	to	1.55	59,774,858	1.49	0.20	to	2.50	12.26	to	9.73
12/31/2023	13,012,429	16.69	to	1.42	65,001,444	2.45	0.20	to	2.50	14.65	to	12.09
12/31/2022	14,776,215	14.56	to	1.26	65,699,204	3.63	0.20	to	2.50	(16.38)	to	(18.25)
12/31/2021	17,187,966	17.41	to	1.55	92,024,822	2.46	0.20	to	2.50	7.42	to	5.01
TA Goldman Sachs 70/30 Service Class
12/31/2025	124,489	18.06	to	16.31	2,118,434	1.01	0.20	to	2.00	17.53	to	15.44
12/30/2024	100,069	15.37	to	14.13	1,465,056	1.39	0.20	to	2.00	11.93	to	9.92
12/31/2023	57,148	13.73	to	12.85	758,273	1.66	0.20	to	2.00	16.02	to	13.95
12/31/2022	54,182	11.83	to	11.28	625,167	2.04	0.20	to	2.00	(17.27)	to	(18.74)
12/31/2021	38,477	14.30	to	13.88	541,680	0.92	0.20	to	2.00	12.86	to	10.85
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2025	39,363,073	18.22	to	1.36	245,130,193	2.51	0.20	to	2.50	10.55	to	8.04
12/30/2024	46,097,738	16.48	to	1.26	261,912,888	2.19	0.20	to	2.50	8.85	to	6.36
12/31/2023	54,304,525	15.14	to	1.18	281,183,164	1.47	0.20	to	2.50	12.97	to	10.41
12/31/2022	62,477,730	13.40	to	1.07	286,693,830	1.47	0.20	to	2.50	(14.43)	to	(16.38)
12/31/2021	71,368,017	15.67	to	1.28	392,450,498	1.13	0.20	to	2.50	9.14	to	6.66
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2025	8,517,461	16.09	to	1.27	35,775,223	2.75	0.20	to	2.50	9.85	to	7.35
12/30/2024	9,787,963	14.65	to	1.19	36,962,808	2.46	0.20	to	2.50	6.48	to	4.04
12/31/2023	11,050,944	13.76	to	1.14	40,530,593	1.69	0.20	to	2.50	10.37	to	7.87
12/31/2022	14,081,045	12.47	to	1.06	47,111,552	1.59	0.20	to	2.50	(12.00)	to	(14.00)
12/31/2021	16,110,512	14.17	to	1.23	61,993,120	1.58	0.20	to	2.50	2.55	to	0.22
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	32,368,368	22.41	to	1.86	189,674,187	1.92	0.20	to	2.50	12.05	to	9.50
12/30/2024	38,366,805	20.00	to	1.70	200,710,756	1.81	0.20	to	2.50	13.00	to	10.42
12/31/2023	45,438,578	17.70	to	1.54	210,948,639	1.42	0.20	to	2.50	17.44	to	14.78
12/31/2022	51,613,609	15.07	to	1.34	206,397,091	1.32	0.20	to	2.50	(14.69)	to	(16.63)
12/31/2021	61,636,227	17.67	to	1.61	318,368,073	0.89	0.20	to	2.50	13.82	to	11.23
TA Great Lakes Advisors Large Cap Value Service Class
12/31/2025	372,250	20.41	to	17.78	7,028,283	0.83	0.20	to	2.00	23.40	to	21.20
12/30/2024	353,012	16.54	to	14.67	5,461,695	0.89	0.20	to	2.00	16.59	to	14.49
12/31/2023	341,000	14.19	to	12.81	4,574,919	0.95	0.20	to	2.00	12.56	to	10.55
12/31/2022	294,796	12.60	to	11.59	3,550,221	0.29	0.20	to	2.00	(7.57)	to	(9.21)
12/31/2021	231,530	13.63	to	12.76	3,043,546	0.75	0.20	to	2.00	30.30	to	27.98
TA International Focus Initial Class
12/31/2025	21,218	17.10	to	1.91	55,443	1.73	0.45	to	2.50	6.00	to	3.88
12/30/2024	25,754	16.13	to	1.84	63,455	2.30	0.45	to	2.50	(1.50)	to	(3.48)
12/31/2023	33,484	16.37	to	1.90	92,962	2.03	0.45	to	2.50	12.03	to	9.80
12/31/2022	47,553	14.62	to	1.73	110,039	3.14	0.45	to	2.50	(20.40)	to	(21.99)
12/31/2021	51,223	18.36	to	2.22	136,787	1.23	0.45	to	2.50	10.32	to	8.12
TA International Focus Service Class
12/31/2025	772,407	16.67	to	13.34	6,512,282	1.44	0.20	to	2.50	6.02	to	3.64
12/30/2024	851,320	15.72	to	12.87	6,733,265	2.07	0.20	to	2.50	(1.52)	to	(3.75)
12/31/2023	901,394	15.96	to	13.37	6,835,782	1.78	0.20	to	2.50	12.05	to	9.54
12/31/2022	1,107,921	14.25	to	12.21	7,020,081	2.76	0.20	to	2.50	(20.45)	to	(22.24)
12/31/2021	1,195,856	17.91	to	15.70	9,381,583	1.07	0.20	to	2.50	10.41	to	7.93

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Janus Balanced Service Class
12/31/2025	6,621,499	$28.13	to	$18.59	$ 77,650,064	1.87%	0.20%	to	2.50%	13.24%	to	10.70%
12/30/2024	8,206,695	24.84	to	16.79	86,273,245	1.69	0.20	to	2.50	14.62	to	12.04
12/31/2023	9,355,542	21.67	to	14.99	90,462,541	1.13	0.20	to	2.50	14.79	to	12.22
12/31/2022	10,198,089	18.88	to	13.36	87,897,937	0.82	0.20	to	2.50	(16.93)	to	(18.79)
12/31/2021	11,458,977	22.73	to	16.45	117,549,964	1.13	0.20	to	2.50	15.21	to	12.63
TA Janus Mid-Cap Growth Initial Class
12/31/2025	5,240	32.14	to	3.38	35,867	0.01	0.45	to	2.50	7.63	to	5.47
12/30/2024	5,403	29.86	to	3.21	33,984	0.14	0.45	to	2.50	13.87	to	11.58
12/31/2023	4,408	26.22	to	2.87	27,129	-	0.45	to	2.50	16.52	to	14.20
12/31/2022	4,484	22.51	to	2.52	23,552	-	0.45	to	2.50	(17.09)	to	(18.74)
12/31/2021	4,566	27.15	to	3.10	28,756	0.27	0.45	to	2.50	16.77	to	14.44
TA Janus Mid-Cap Growth Service Class
12/31/2025	879,690	31.31	to	22.64	16,235,995	-	0.20	to	2.50	7.63	to	5.22
12/30/2024	995,530	29.09	to	21.51	16,537,500	-	0.20	to	2.50	13.84	to	11.27
12/31/2023	1,264,759	25.55	to	19.34	16,726,525	-	0.20	to	2.50	16.57	to	13.96
12/31/2022	1,841,344	21.92	to	16.97	18,170,802	-	0.20	to	2.50	(17.10)	to	(18.96)
12/31/2021	2,189,192	26.44	to	20.94	24,785,075	0.10	0.20	to	2.50	16.76	to	14.14
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	11,768	2.34	to	1.94	26,571	4.02	1.25	to	2.50	9.26	to	7.93
12/30/2024	11,768	2.14	to	1.80	24,355	2.05	1.25	to	2.50	4.41	to	3.13
12/31/2023	11,768	2.05	to	1.75	23,361	2.28	1.25	to	2.50	5.73	to	4.45
12/31/2022	11,768	1.94	to	1.67	22,128	5.64	1.25	to	2.50	(16.40)	to	(17.42)
12/31/2021	11,768	2.32	to	2.02	26,507	2.42	1.25	to	2.50	4.59	to	3.32
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2025	7,693,950	16.05	to	11.97	30,638,197	3.66	0.20	to	2.50	10.13	to	7.63
12/30/2024	9,080,178	14.57	to	11.12	35,080,020	1.74	0.20	to	2.50	5.31	to	2.90
12/31/2023	10,524,005	13.84	to	10.81	40,642,459	1.96	0.20	to	2.50	6.62	to	4.20
12/31/2022	12,790,609	12.98	to	10.37	45,998,177	5.35	0.20	to	2.50	(15.77)	to	(17.69)
12/31/2021	14,810,990	15.41	to	12.60	59,112,549	2.18	0.20	to	2.50	5.42	to	3.02
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	175,826	2.81	to	2.40	477,875	3.40	1.25	to	2.50	10.51	to	9.16
12/30/2024	78,603	2.55	to	2.20	193,603	1.59	1.25	to	2.50	6.68	to	5.37
12/31/2023	78,603	2.39	to	2.08	181,748	1.23	1.25	to	2.50	7.76	to	6.45
12/31/2022	174,302	2.22	to	1.96	374,549	5.34	1.25	to	2.50	(17.11)	to	(18.12)
12/31/2021	174,302	2.67	to	2.39	452,531	1.90	1.25	to	2.50	7.83	to	6.52
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2025	34,122,412	18.77	to	2.11	221,034,931	3.05	0.20	to	2.50	11.31	to	8.82
12/30/2024	40,130,538	16.86	to	1.94	233,665,568	1.33	0.20	to	2.50	7.48	to	5.06
12/31/2023	46,934,616	15.69	to	1.85	248,910,029	1.84	0.20	to	2.50	8.64	to	6.21
12/31/2022	53,260,418	14.44	to	1.74	257,810,652	5.06	0.20	to	2.50	(16.42)	to	(18.29)
12/31/2021	60,146,088	17.27	to	2.13	344,268,959	1.70	0.20	to	2.50	8.71	to	6.28
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	4,933	3.37	to	2.95	16,067	2.73	1.25	to	2.50	11.74	to	10.37
12/30/2024	4,945	3.02	to	2.67	14,434	1.22	1.25	to	2.50	9.67	to	8.33
12/31/2023	4,957	2.75	to	2.47	13,213	2.27	1.25	to	2.50	10.83	to	9.49
12/31/2022	20,976	2.48	to	2.25	50,522	5.41	1.25	to	2.50	(18.37)	to	(19.37)
12/31/2021	21,004	3.04	to	2.79	62,070	2.16	1.25	to	2.50	12.54	to	11.17
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2025	19,187,364	22.84	to	1.85	122,882,368	2.47	0.20	to	2.50	12.62	to	10.09
12/30/2024	21,866,157	20.28	to	1.68	128,434,377	0.97	0.20	to	2.50	10.48	to	7.99
12/31/2023	24,853,619	18.36	to	1.56	135,211,184	1.73	0.20	to	2.50	11.71	to	9.21
12/31/2022	28,455,840	16.43	to	1.43	142,673,968	5.06	0.20	to	2.50	(17.69)	to	(19.54)
12/31/2021	33,079,760	19.96	to	1.77	198,853,878	1.94	0.20	to	2.50	13.48	to	10.93

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	74,298	$4.48	to	$4.06	$ 321,112	2.20%	1.25%	to	2.50%	17.98%	to	16.54%
12/30/2024	16,941	3.79	to	3.48	62,151	0.71	1.25	to	2.50	14.93	to	13.52
12/31/2023	45,150	3.30	to	3.07	144,339	2.69	1.25	to	2.50	18.86	to	17.42
12/31/2022	16,941	2.78	to	2.61	45,632	6.03	1.25	to	2.50	(23.52)	to	(24.45)
12/31/2021	16,941	3.63	to	3.46	59,756	1.67	1.25	to	2.50	18.16	to	16.72
TA JPMorgan Diversified Equity Allocation Service Class
12/31/2025	1,255,789	31.72	to	21.18	17,417,491	1.25	0.20	to	2.50	18.82	to	16.16
12/30/2024	1,442,689	26.69	to	18.24	15,709,724	1.14	0.20	to	2.50	15.86	to	13.25
12/31/2023	1,493,338	23.04	to	16.10	14,142,073	1.48	0.20	to	2.50	19.76	to	17.09
12/31/2022	1,434,940	19.24	to	13.75	10,831,416	5.54	0.20	to	2.50	(22.89)	to	(24.62)
12/31/2021	1,556,506	24.95	to	18.24	16,282,244	1.41	0.20	to	2.50	19.11	to	16.44
TA JPMorgan Enhanced Index Initial Class
12/31/2025	112,690	50.07	to	5.03	954,991	0.69	0.45	to	2.50	15.69	to	13.38
12/30/2024	131,325	43.28	to	4.44	975,559	0.66	0.45	to	2.50	23.68	to	21.19
12/31/2023	135,573	34.99	to	3.66	822,729	0.82	0.45	to	2.50	27.09	to	24.56
12/31/2022	140,543	27.53	to	2.94	678,019	0.64	0.45	to	2.50	(18.72)	to	(20.34)
12/31/2021	149,005	33.87	to	3.69	1,000,184	0.78	0.45	to	2.50	29.54	to	26.95
TA JPMorgan Enhanced Index Service Class
12/31/2025	671,877	48.79	to	27.13	22,056,139	0.46	0.20	to	2.50	15.67	to	13.07
12/30/2024	754,243	42.18	to	24.00	22,186,779	0.47	0.20	to	2.50	23.65	to	20.86
12/31/2023	655,542	34.11	to	19.85	14,507,499	0.72	0.20	to	2.50	27.14	to	24.29
12/31/2022	467,838	26.83	to	15.97	6,778,045	0.40	0.20	to	2.50	(18.71)	to	(20.53)
12/31/2021	485,001	33.01	to	20.10	8,774,352	0.56	0.20	to	2.50	29.53	to	26.62
TA JPMorgan International Moderate Growth Service Class
12/31/2025	5,839,210	17.14	to	1.45	24,507,188	3.07	0.20	to	2.50	17.43	to	14.80
12/30/2024	7,035,497	14.60	to	1.26	24,751,762	2.12	0.20	to	2.50	1.69	to	(0.61)
12/31/2023	8,414,982	14.35	to	1.27	28,603,381	1.33	0.20	to	2.50	8.48	to	6.05
12/31/2022	9,467,431	13.23	to	1.19	29,893,551	4.76	0.20	to	2.50	(17.59)	to	(19.43)
12/31/2021	10,795,840	16.05	to	1.48	41,266,471	1.31	0.20	to	2.50	8.79	to	6.35
TA JPMorgan Tactical Allocation Service Class
12/31/2025	7,984,373	15.64	to	11.54	53,126,932	2.83	0.20	to	2.50	8.61	to	6.18
12/30/2024	9,327,167	14.40	to	10.87	56,712,124	2.33	0.20	to	2.50	3.87	to	1.53
12/31/2023	10,548,898	13.86	to	10.70	62,614,436	1.53	0.20	to	2.50	8.35	to	5.93
12/31/2022	13,095,928	12.79	to	10.10	77,760,428	1.53	0.20	to	2.50	(15.20)	to	(17.10)
12/31/2021	14,410,431	15.08	to	12.19	101,329,983	1.55	0.20	to	2.50	4.42	to	2.08
TA Madison Diversified Income Service Class
12/31/2025	378,092	16.48	to	12.03	5,058,147	2.72	0.20	to	2.50	7.00	to	4.60
12/30/2024	433,013	15.40	to	11.50	5,535,672	2.49	0.20	to	2.50	3.26	to	0.93
12/31/2023	453,980	14.91	to	11.40	5,652,969	1.97	0.20	to	2.50	3.76	to	1.44
12/31/2022	503,533	14.37	to	11.24	6,103,534	1.66	0.20	to	2.50	(10.56)	to	(12.57)
12/31/2021	506,048	16.07	to	12.85	6,961,973	1.59	0.20	to	2.50	7.65	to	5.24
TA Market Participation Strategy Service Class
12/31/2025	2,372,321	24.30	to	16.68	19,693,558	1.25	0.20	to	2.50	9.80	to	7.34
12/30/2024	2,724,463	22.13	to	15.54	21,990,776	1.52	0.20	to	2.50	14.70	to	12.12
12/31/2023	3,140,821	19.29	to	13.86	22,081,503	0.40	0.20	to	2.50	11.33	to	8.84
12/31/2022	3,569,136	17.33	to	12.74	22,456,775	0.03	0.20	to	2.50	(15.47)	to	(17.37)
12/31/2021	4,192,876	20.50	to	15.41	32,431,475	0.48	0.20	to	2.50	14.22	to	11.66
TA Morgan Stanley Global Allocation Service Class
12/31/2025	8,031,388	20.36	to	14.81	42,939,099	5.93	0.20	to	2.50	17.28	to	14.65
12/30/2024	9,726,438	17.36	to	12.92	45,414,577	4.58	0.20	to	2.50	6.65	to	4.24
12/31/2023	10,803,784	16.28	to	12.40	47,700,050	-	0.20	to	2.50	13.46	to	10.92
12/31/2022	12,015,370	14.35	to	11.18	47,955,015	0.08	0.20	to	2.50	(17.93)	to	(19.77)
12/31/2021	13,488,432	17.48	to	13.93	66,268,005	0.48	0.20	to	2.50	7.96	to	5.54

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2025	812,482	$13.94	to	$11.87	$ 10,065,666	10.89%	0.20%	to	2.50%	13.99%	to	11.43%
12/30/2024	1,033,697	12.23	to	10.65	11,367,104	-	0.20	to	2.50	4.85	to	2.48
12/31/2023	1,164,747	11.66	to	10.40	12,358,362	18.67	0.20	to	2.50	8.79	to	6.35
12/31/2022	1,314,064	10.72	to	9.77	12,954,864	14.92	0.20	to	2.50	(16.39)	to	(18.27)
12/31/2021	1,427,045	12.82	to	11.96	17,012,985	5.19	0.20	to	2.50	6.96	to	4.57
TA MSCI EAFE Index Service Class
12/31/2025	811,124	18.24	to	14.98	13,560,523	2.07	0.35	to	2.65	30.47	to	27.55
12/30/2024	780,818	13.98	to	11.75	10,103,449	2.40	0.35	to	2.65	2.79	to	0.47
12/31/2023	642,444	13.60	to	11.69	8,162,279	2.37	0.35	to	2.65	17.05	to	14.43
12/31/2022	527,026	11.62	to	10.22	5,789,335	2.92	0.35	to	2.65	(14.75)	to	(16.65)
12/31/2021	537,478	13.63	to	12.26	6,996,410	1.49	0.35	to	2.65	10.56	to	8.09
TA Multi-Managed Balanced Initial Class
12/31/2025	12,065	4.94	to	3.91	57,495	2.12	1.25	to	2.50	11.67	to	10.30
12/30/2024	12,065	4.42	to	3.54	51,565	1.96	1.25	to	2.50	13.51	to	12.12
12/31/2023	12,065	3.89	to	3.16	45,494	1.59	1.25	to	2.50	17.27	to	15.84
12/31/2022	12,065	3.32	to	2.73	38,852	1.20	1.25	to	2.50	(17.31)	to	(18.32)
12/31/2021	12,065	4.02	to	3.34	47,056	1.15	1.25	to	2.50	15.59	to	14.19
TA Multi-Managed Balanced Service Class
12/31/2025	5,390,261	28.88	to	18.27	81,558,626	1.84	0.20	to	2.50	12.50	to	9.98
12/30/2024	6,747,615	25.67	to	16.61	90,894,677	1.67	0.20	to	2.50	14.41	to	11.83
12/31/2023	8,481,539	22.44	to	14.85	99,670,371	1.34	0.20	to	2.50	18.20	to	15.56
12/31/2022	9,738,022	18.98	to	12.85	99,389,292	0.89	0.20	to	2.50	(16.66)	to	(18.52)
12/31/2021	11,160,065	22.77	to	15.78	140,803,545	0.94	0.20	to	2.50	16.56	to	13.94
TA PineBridge Inflation Opportunities Service Class
12/31/2025	2,524,892	11.35	to	10.12	8,392,229	3.20	0.20	to	2.50	5.14	to	2.78
12/30/2024	3,245,580	10.79	to	9.85	10,235,876	3.30	0.20	to	2.50	1.62	to	(0.68)
12/31/2023	3,987,023	10.62	to	9.91	11,514,874	5.31	0.20	to	2.50	5.23	to	2.88
12/31/2022	4,635,268	10.09	to	9.64	12,822,182	3.46	0.20	to	2.50	(10.73)	to	(12.73)
12/31/2021	5,742,691	11.31	to	11.04	18,260,132	1.16	0.20	to	2.50	3.65	to	1.33
TA ProFunds UltraBear Service Class (OAM)
12/31/2025	44,725	6.67	to	6.58	296,590	2.56	1.00	to	1.95	(28.33)	to	(29.00)
12/31/2024(1)	35,319	9.31	to	9.27	328,150	2.61	1.00	to	1.95	-	to	-
TA S&P 500 Index Initial Class
12/31/2025	-	17.22	to	17.10	-	-	0.27	to	0.47	17.33	to	17.09
12/30/2024	-	14.68	to	14.60	-	-	0.27	to	0.47	24.49	to	24.24
12/31/2023	-	11.79	to	11.75	-	-	0.27	to	0.47	25.75	to	25.50
12/31/2022(1)	-	9.38	to	9.37	-	-	0.27	to	0.47	-	to	-
TA S&P 500 Index Service Class
12/31/2025	6,693,010	30.95	to	25.43	189,551,146	0.72	0.35	to	2.65	16.96	to	14.34
12/30/2024	5,617,776	26.46	to	22.24	137,529,870	0.80	0.35	to	2.65	24.11	to	21.31
12/31/2023	4,649,415	21.32	to	18.33	92,673,461	0.95	0.35	to	2.65	25.30	to	22.50
12/31/2022	3,851,325	17.02	to	14.96	61,931,334	0.94	0.35	to	2.65	(18.72)	to	(20.54)
12/31/2021	3,844,570	20.94	to	18.83	76,731,551	0.83	0.35	to	2.65	27.69	to	24.83
TA Small/Mid Cap Value Initial Class
12/31/2025	122,537	30.36	to	21.81	2,746,754	1.21	0.45	to	1.55	9.32	to	8.14
12/30/2024	226,572	27.77	to	20.17	3,491,139	0.94	0.45	to	1.55	8.37	to	7.19
12/31/2023	226,833	25.63	to	18.82	3,257,217	1.04	0.45	to	1.55	11.90	to	10.69
12/31/2022	236,926	22.90	to	17.00	3,115,955	0.60	0.45	to	1.55	(8.72)	to	(9.71)
12/31/2021	239,938	25.09	to	18.83	3,502,801	0.65	0.45	to	1.55	27.55	to	26.17

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Small/Mid Cap Value Service Class
12/31/2025	1,084,759	$29.56	to	$16.22	$ 16,417,101	1.03%	0.20%	to	2.50%	9.29%	to	6.84%
12/30/2024	1,203,838	27.05	to	15.18	15,604,269	0.81	0.20	to	2.50	8.34	to	5.90
12/31/2023	1,351,888	24.97	to	14.33	14,860,972	0.84	0.20	to	2.50	11.93	to	9.42
12/31/2022	1,458,061	22.31	to	13.10	13,381,238	0.33	0.20	to	2.50	(8.71)	to	(10.76)
12/31/2021	1,650,407	24.44	to	14.68	16,997,766	0.49	0.20	to	2.50	27.56	to	24.70
TA T. Rowe Price Small Cap Initial Class
12/31/2025	25,736	36.25	to	5.24	133,017	-	0.45	to	2.50	9.78	to	7.58
12/30/2024	27,084	33.02	to	4.87	127,528	-	0.45	to	2.50	12.27	to	10.01
12/31/2023	31,409	29.41	to	4.42	130,012	-	0.45	to	2.50	20.66	to	18.25
12/31/2022	31,759	24.38	to	3.74	109,771	-	0.45	to	2.50	(22.73)	to	(24.28)
12/31/2021	32,749	31.55	to	4.94	146,642	-	0.45	to	2.50	10.88	to	8.66
TA T. Rowe Price Small Cap Service Class
12/31/2025	1,662,602	35.33	to	18.78	36,783,714	-	0.20	to	2.50	9.72	to	7.25
12/30/2024	1,968,661	32.20	to	17.51	38,242,901	-	0.20	to	2.50	12.38	to	9.85
12/31/2023	2,319,541	28.65	to	15.94	37,702,583	-	0.20	to	2.50	20.64	to	17.94
12/31/2022	2,802,810	23.75	to	13.52	35,520,926	-	0.20	to	2.50	(22.75)	to	(24.48)
12/31/2021	3,189,866	30.75	to	17.90	51,211,242	-	0.20	to	2.50	10.86	to	8.37
TA TSW International Equity Initial Class
12/31/2025	167,410	21.35	to	2.48	630,912	2.21	0.45	to	2.50	31.27	to	28.65
12/30/2024	182,236	16.27	to	1.92	528,132	2.95	0.45	to	2.50	2.92	to	0.85
12/31/2023	187,624	15.80	to	1.91	533,353	1.08	0.45	to	2.50	14.96	to	12.67
12/31/2022	200,770	13.75	to	1.69	501,132	3.31	0.45	to	2.50	(14.78)	to	(16.48)
12/31/2021	214,449	16.13	to	2.03	634,061	1.83	0.45	to	2.50	12.90	to	10.64
TA TSW International Equity Service Class
12/31/2025	846,824	20.78	to	16.04	11,117,997	2.22	0.20	to	2.50	31.16	to	28.22
12/30/2024	890,059	15.85	to	12.51	8,263,380	2.90	0.20	to	2.50	2.91	to	0.59
12/31/2023	711,906	15.40	to	12.44	6,814,501	0.85	0.20	to	2.50	15.03	to	12.46
12/31/2022	692,458	13.39	to	11.06	5,789,335	2.80	0.20	to	2.50	(14.81)	to	(16.71)
12/31/2021	827,971	15.71	to	13.28	8,436,833	1.79	0.20	to	2.50	12.98	to	10.44
TA TSW Mid Cap Value Opportunities Service Class
12/31/2025	741,031	28.28	to	3.43	12,495,074	1.02	0.20	to	2.50	9.14	to	6.69
12/30/2024	833,092	25.91	to	3.21	13,172,846	1.22	0.20	to	2.50	7.87	to	5.43
12/31/2023	973,435	24.02	to	3.05	14,048,235	1.16	0.20	to	2.50	10.35	to	7.88
12/31/2022	1,229,661	21.77	to	2.82	16,367,710	0.57	0.20	to	2.50	(8.61)	to	(10.66)
12/31/2021	1,357,361	23.82	to	3.16	19,346,135	0.57	0.20	to	2.50	28.59	to	25.70
TA WMC US Growth Initial Class
12/31/2025	1,579,573	62.07	to	6.63	8,695,566	-	0.45	to	2.50	17.23	to	14.89
12/30/2024	1,710,408	52.94	to	5.77	8,119,772	0.01	0.45	to	2.50	28.41	to	25.83
12/31/2023	1,775,733	41.23	to	4.59	6,622,008	0.04	0.45	to	2.50	41.45	to	38.63
12/31/2022	1,426,854	29.15	to	3.31	3,768,623	-	0.45	to	2.50	(31.65)	to	(33.02)
12/31/2021	1,548,352	42.65	to	4.94	6,046,845	0.07	0.45	to	2.50	20.12	to	17.72
TA WMC US Growth Service Class
12/31/2025	2,487,482	60.46	to	34.25	92,613,979	-	0.20	to	2.50	17.23	to	14.61
12/30/2024	2,918,988	51.57	to	29.89	90,849,942	-	0.20	to	2.50	28.44	to	25.54
12/31/2023	3,507,778	40.15	to	23.81	80,160,971	-	0.20	to	2.50	41.44	to	38.28
12/31/2022	2,644,952	28.39	to	17.22	28,570,545	-	0.20	to	2.50	(31.65)	to	(33.18)
12/31/2021	3,142,882	41.54	to	25.77	49,104,796	-	0.20	to	2.50	20.13	to	17.44
Vanguard® Balanced
12/31/2025	326,720	17.01	to	14.90	5,098,065	2.02	0.27	to	2.60	16.15	to	13.48
12/30/2024	230,179	14.65	to	13.13	3,146,294	2.22	0.27	to	2.60	14.49	to	11.84
12/31/2023	251,492	12.79	to	11.74	3,045,279	1.72	0.27	to	2.60	14.02	to	11.40
12/31/2022	150,357	11.22	to	10.54	1,623,749	2.16	0.27	to	2.60	(14.53)	to	(16.50)
12/31/2021	155,081	13.13	to	12.62	1,984,149	1.61	0.27	to	2.60	18.69	to	15.96

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Capital Growth
12/31/2025	-	$22.22	to	$21.95	$ -	-%	0.27%	to	0.47%	28.63%	to	28.37%
12/30/2024	-	17.27	to	17.10	-	-	0.27	to	0.47	13.10	to	12.88
12/31/2023	-	15.27	to	15.15	-	-	0.27	to	0.47	27.64	to	27.38
12/31/2022	-	11.97	to	11.89	-	-	0.27	to	0.47	(15.71)	to	(15.88)
12/31/2021	-	14.20	to	14.14	-	-	0.27	to	0.47	21.21	to	20.97
Vanguard® Conservative Allocation
12/31/2025	257,194	13.54	to	11.86	3,176,694	0.66	0.27	to	2.60	12.43	to	9.84
12/30/2024	43,444	12.05	to	10.80	487,806	2.55	0.27	to	2.60	7.20	to	4.72
12/31/2023	39,921	11.24	to	10.31	424,423	1.92	0.27	to	2.60	12.21	to	9.63
12/31/2022	39,986	10.01	to	9.40	384,601	2.82	0.27	to	2.60	(15.13)	to	(17.08)
12/31/2021	45,872	11.80	to	11.34	527,550	1.13	0.27	to	2.60	5.70	to	3.27
Vanguard® Diversified Value
12/31/2025	-	20.54	to	20.29	-	-	0.27	to	0.47	16.51	to	16.28
12/30/2024	-	17.63	to	17.45	-	-	0.27	to	0.47	14.58	to	14.35
12/31/2023	-	15.38	to	15.26	-	-	0.27	to	0.47	19.80	to	19.56
12/31/2022	-	12.84	to	12.76	-	-	0.27	to	0.47	(11.73)	to	(11.90)
12/31/2021	-	14.55	to	14.49	-	-	0.27	to	0.47	30.11	to	29.85
Vanguard® Equity Income
12/31/2025	-	18.40	to	18.18	-	-	0.27	to	0.47	16.48	to	16.25
12/30/2024	-	15.80	to	15.64	-	-	0.27	to	0.47	14.81	to	14.58
12/31/2023	-	13.76	to	13.65	-	-	0.27	to	0.47	7.81	to	7.59
12/31/2022	-	12.77	to	12.69	-	-	0.27	to	0.47	(0.93)	to	(1.13)
12/31/2021	-	12.89	to	12.83	-	-	0.27	to	0.47	24.99	to	24.74
Vanguard® Equity Index
12/31/2025	-	50.37	to	46.60	-	1.27	0.27	to	1.20	17.38	to	16.30
12/30/2024	-	42.91	to	40.07	-	1.46	0.27	to	1.20	24.50	to	23.34
12/31/2023	-	34.46	to	32.49	-	1.22	0.27	to	1.20	25.78	to	24.62
12/31/2022	-	27.40	to	26.07	-	1.28	0.27	to	1.20	(18.45)	to	(19.20)
12/31/2021	-	33.60	to	32.27	-	1.22	0.27	to	1.20	28.20	to	27.02
Vanguard® Global Bond Index
12/31/2025	-	10.28	to	10.16	-	-	0.27	to	0.47	5.41	to	5.20
12/30/2024	-	9.76	to	9.66	-	-	0.27	to	0.47	1.76	to	1.55
12/31/2023	-	9.59	to	9.51	-	-	0.27	to	0.47	6.23	to	6.02
12/31/2022	-	9.03	to	8.97	-	-	0.27	to	0.47	(13.36)	to	(13.53)
12/31/2021	-	10.42	to	10.38	-	-	0.27	to	0.47	(2.11)	to	(2.30)
Vanguard® Growth
12/31/2025	-	24.17	to	23.88	-	-	0.27	to	0.47	16.57	to	16.34
12/30/2024	-	20.73	to	20.52	-	-	0.27	to	0.47	32.77	to	32.51
12/31/2023	-	15.61	to	15.49	-	-	0.27	to	0.47	39.76	to	39.48
12/31/2022	-	11.17	to	11.10	-	-	0.27	to	0.47	(33.54)	to	(33.68)
12/31/2021	-	16.81	to	16.74	-	-	0.27	to	0.47	17.54	to	17.31
Vanguard® High Yield Bond
12/31/2025	-	12.68	to	12.53	-	-	0.27	to	0.47	8.89	to	8.67
12/30/2024	-	11.64	to	11.53	-	-	0.27	to	0.47	6.16	to	5.95
12/31/2023	-	10.97	to	10.88	-	-	0.27	to	0.47	11.37	to	11.14
12/31/2022	-	9.85	to	9.79	-	-	0.27	to	0.47	(9.61)	to	(9.79)
12/31/2021	-	10.90	to	10.85	-	-	0.27	to	0.47	3.40	to	3.19
Vanguard® International
12/31/2025	28,456	27.90	to	25.81	752,498	0.88	0.27	to	1.20	19.64	to	18.54
12/30/2024	16,618	23.32	to	21.77	365,669	1.21	0.27	to	1.20	8.72	to	7.70
12/31/2023	17,435	21.45	to	20.21	356,102	1.47	0.27	to	1.20	14.35	to	13.29
12/31/2022	16,753	18.76	to	17.84	301,351	1.21	0.27	to	1.20	(30.31)	to	(30.95)
12/31/2021	12,335	26.91	to	25.84	318,776	0.29	0.27	to	1.20	(1.81)	to	(2.72)

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Mid-Cap Index
12/31/2025	309,750	$34.90	to	$29.83	$ 9,728,923	1.22%	0.27%	to	2.60%	11.24%	to	8.68%
12/30/2024	219,910	31.37	to	27.44	6,306,535	1.27	0.27	to	2.60	14.76	to	12.11
12/31/2023	186,008	27.34	to	24.48	4,714,798	1.02	0.27	to	2.60	15.52	to	12.87
12/31/2022	78,794	23.67	to	21.69	1,767,025	1.10	0.27	to	2.60	(19.04)	to	(20.90)
12/31/2021	54,874	29.23	to	27.42	1,539,222	0.93	0.27	to	2.60	24.02	to	21.17
Vanguard® Moderate Allocation
12/31/2025	242,505	15.38	to	13.47	3,403,501	2.19	0.27	to	2.60	15.87	to	13.21
12/30/2024	190,591	13.28	to	11.90	2,345,880	2.23	0.27	to	2.60	10.02	to	7.48
12/31/2023	171,677	12.07	to	11.07	1,951,107	2.05	0.27	to	2.60	15.24	to	12.59
12/31/2022	124,949	10.47	to	9.83	1,253,427	2.16	0.27	to	2.60	(16.15)	to	(18.08)
12/31/2021	71,265	12.49	to	12.00	865,908	1.10	0.27	to	2.60	9.78	to	7.25
Vanguard® Money Market
12/31/2025	-	11.56	to	11.43	-	-	0.27	to	0.47	3.90	to	3.70
12/30/2024	-	11.13	to	11.02	-	-	0.27	to	0.47	4.91	to	4.70
12/31/2023	-	10.61	to	10.52	-	-	0.27	to	0.47	4.77	to	4.56
12/31/2022	-	10.13	to	10.07	-	-	0.27	to	0.47	1.24	to	1.03
12/31/2021	-	10.00	to	9.96	-	-	0.27	to	0.47	(0.25)	to	(0.45)
Vanguard® Real Estate Index
12/31/2025	8,895	18.40	to	17.03	157,858	2.91	0.27	to	1.20	2.83	to	1.88
12/30/2024	4,386	17.90	to	16.71	76,099	3.16	0.27	to	1.20	4.46	to	3.49
12/31/2023	4,476	17.13	to	16.15	74,743	1.77	0.27	to	1.20	11.40	to	10.37
12/31/2022	1,308	15.38	to	14.63	19,713	1.91	0.27	to	1.20	(26.50)	to	(27.18)
12/31/2021	1,331	20.92	to	20.09	27,422	1.41	0.27	to	1.20	39.83	to	38.54
Vanguard® Short-Term Investment Grade
12/31/2025	137,629	12.82	to	11.86	1,700,581	4.34	0.27	to	1.20	6.57	to	5.58
12/30/2024	102,942	12.03	to	11.23	1,199,703	3.59	0.27	to	1.20	4.61	to	3.64
12/31/2023	104,242	11.50	to	10.84	1,167,435	0.80	0.27	to	1.20	5.87	to	4.89
12/31/2022	19,358	10.86	to	10.33	205,422	1.33	0.27	to	1.20	(5.98)	to	(6.84)
12/31/2021	11,680	11.55	to	11.09	132,335	1.77	0.27	to	1.20	(0.72)	to	(1.64)
Vanguard® Total Bond Market Index
12/31/2025	12,264	11.69	to	10.81	138,204	3.47	0.27	to	1.20	6.65	to	5.66
12/30/2024	12,615	10.96	to	10.23	134,007	2.56	0.27	to	1.20	0.97	to	0.03
12/31/2023	11,589	10.85	to	10.23	122,584	2.11	0.27	to	1.20	5.29	to	4.32
12/31/2022	9,179	10.31	to	9.81	92,694	0.18	0.27	to	1.20	(13.45)	to	(14.25)
12/31/2021	281	11.91	to	11.44	3,296	0.19	0.27	to	1.20	(1.98)	to	(2.89)
Vanguard® Total International Stock Market Index
12/31/2025	-	16.09	to	15.89	-	-	0.27	to	0.47	31.69	to	31.42
12/30/2024	-	12.22	to	12.09	-	-	0.27	to	0.47	4.77	to	4.56
12/31/2023	-	11.66	to	11.57	-	-	0.27	to	0.47	15.23	to	15.00
12/31/2022	-	10.12	to	10.06	-	-	0.27	to	0.47	(16.24)	to	(16.41)
12/31/2021	-	12.08	to	12.03	-	-	0.27	to	0.47	8.24	to	8.02
Vanguard® Total Stock Market Index
12/31/2025	-	21.89	to	21.63	-	-	0.27	to	0.47	16.62	to	16.38
12/30/2024	-	18.77	to	18.59	-	-	0.27	to	0.47	23.38	to	23.13
12/31/2023	-	15.22	to	15.09	-	-	0.27	to	0.47	25.61	to	25.36
12/31/2022	-	12.11	to	12.04	-	-	0.27	to	0.47	(19.81)	to	(19.97)
12/31/2021	-	15.11	to	15.04	-	-	0.27	to	0.47	25.30	to	25.05
Voya Global Perspectives Class S Shares
12/31/2025	-	14.65	to	13.38	-	-	1.29	to	2.14	12.56	to	11.61
12/30/2024	-	13.01	to	11.99	-	-	1.29	to	2.14	5.50	to	4.60
12/31/2023	-	12.33	to	11.46	-	-	1.29	to	2.14	8.87	to	7.95
12/31/2022	-	11.33	to	10.62	-	-	1.29	to	2.14	(18.71)	to	(19.40)
12/31/2021	-	13.94	to	13.17	-	-	1.29	to	2.14	4.48	to	3.60

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	(1)	See Footnote 1

	*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
	**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
	***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Relative Value Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
Columbia - Acorn	0.30%
Columbia - Acorn International	0.30%
Dimensional VA Global Bond	0.33% - 0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Facilitation Fee Assessed
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.
9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.
The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.
No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
Separate Account VA BNY
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.
The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.